Registration No. 33-13481


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. ____25_____


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Variable Life Separate Account
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration


                                 Sarah J. Pitts
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and Address of Agent for Service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                              John W. Blouch, Esq.
                              Dykema Gossett PPLC
                                Franklin Square
                                Suite 300 West
                               1300 I Street, N.W.
                            Washington, DC 20005-3306



It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on April 30, 2004 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      PRINCIPAL FLEXIBLE VARIABLE LIFE

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

     Issued by Principal Life Insurance Company (the "Company") through its

        Principal Life Insurance Company Variable Life Separate Account


                  This prospectus is dated April 30, 2004.


As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.


This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.


The Securities and Exchange Commission ("SEC") has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

TABLE OF CONTENTS


GLOSSARY........................................................

SUMMARY: BENEFITS AND RISKS.....................................

 Policy Benefits................................................

 Policy Risks...................................................

SUMMARY: FEE TABLES.............................................

CORPORATE ORGANIZATION ADN OPERATION............................

CHARGES AND DEDUCTIONS..........................................

 Premium Expense Charge.........................................

 Surrender Charge...............................................

 Monthly Policy Charge..........................................

 Underlying Mutual Fund Charges.................................

GENERAL DESCRIPTION OF THE POLICY...............................

 The Contract...................................................

 Rights Under the Policy........................................

 Policy Limitations.............................................

 Optional Insurance Benefits....................................

 Reservations of Rights.........................................

 Right to Exchange..............................................

 Suicide........................................................

 Delay of Payments..............................................

PREMIUMS........................................................

 Payment of Premiums............................................

 Premiums Affecting Guarantee Provisions........................

 Premium Limitations............................................

 Allocation of Premiums.........................................

DEATH BENEFITS AND POLICY VALUES................................

 Death Proceeds.................................................

 Death Benefit Option...........................................

 Change in Death Benefit Option.................................

 IRS Definition of Life Insurance...............................

 Maturity Proceeds..............................................

 Adjustment Options.............................................

 Policy Values..................................................

SURRENDERS AND PARTIAL SURRENDERS...............................

 Surrenders.....................................................

 Examination Offer (Free-Look Provision)........................

LOANS..................................................................

 Policy Loans..........................................................

 Loan Account..........................................................

 Loan Payments.........................................................

POLICY TERMINATION AND REINSTATEMENT...................................

TAX ISSUES RELATED TO THE POLICY.......................................

GENERAL PROVISIONS.....................................................

 Purchase Procedures...................................................

 Statement of Values...................................................

 Services Available via the Internet and Telephone.....................

 Misstatement of Age or Gender.........................................

 Non-Participating Policy..............................................

 Incontestability......................................................

 Independent Auditors..................................................

LEGAL PROCEEDINGS......................................................

APPENDIX A - INVESTMENT DIVISIONS......................................

APPDENDIX B - ILLUSTRATIONS............................................

ADDITIONAL INFORMATION.................................................

GLOSSARY


ADJUSTMENT - change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.


ADJUSTMENT DATE - the monthly date on or next following the Company's approval of a requested adjustment.


ATTAINED AGE - the insured's age on the birthday on or preceding the last policy anniversary.


BUSINESS DAY - any date that the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


DEATH BENEFIT GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.


DIVISION - a part of the Separate Account which invests in shares of a underlying mutual fund.


EFFECTIVE DATE - the date on which all requirements for issuance of a Policy have been satisfied.


FACE AMOUNT - life insurance coverage amount.


INSURED - the person named as the "insured" on the most recent application for the Policy. The insured may or may not be the owner.


LOAN ACCOUNT - that part of the policy value in the Policy that reflects the loan indebtedness.


LOAN INDEBTEDNESS - the amount of any policy loan and unpaid loan interest.


MATURITY DATE - the policy anniversary following the insured's 95th birthday.


MINIMUM MONTHLY PREMIUM - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge).


MONTHLY DATE - the day of the month which is the same day as the policy date.
     Example: If the policy date is September 5, 2003, the first monthly date is October 5, 2003.

MONTHLY POLICY CHARGE - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risk charge in effect on the monthly date.

NET AMOUNT AT RISK - the amount upon which the cost of insurance charges are based. It is the result of:
  . the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
  . the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

NET POLICY VALUE - the policy value minus any loan indebtedness.


NET PREMIUM - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions.


NET SURRENDER VALUE - surrender value minus any loan indebtedness.


NO LAPSE GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

NOTICE - any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, internet or facsimile or by calling the service office.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Policy.


POLICY DATE - the date from which monthly dates, policy years and policy anniversaries are determined.


POLICY FACE AMOUNT - the insurance benefit provided by the Policy without any riders.


POLICY VALUE - an amount equal to the division value(s) plus the loan account value.


POLICY YEAR - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.
     Example: If the policy date is September 5, 2003, the first policy year ends on September 4, 2004. The first policy anniversary falls on September 5, 2004.

PREMIUM EXPENSE CHARGE - the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.


PRORATED BASIS - in the proportion that the value of a particular division bears to the total value of all divisions.


SURRENDER VALUE - policy value minus any surrender charge.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of each division.


VALUATION PERIOD - the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.


WRITTEN REQUEST - actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.


Your notices may be mailed to us at:
   Principal Life Insurance Company
   P O Box 9296
   Des Moines, Iowa 50306-9296
   Phone: 1-800-247-9988

YOU - the owner of the Policy.

SUMMARY: BENEFITS AND RISKS


This prospectus describes a flexible variable universal life insurance policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.


POLICY BENEFITS


DEATH BENEFITS AND PROCEEDS
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:
.. the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY
  VALUES - Death Proceeds);
.. minus loan indebtedness;
.. minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other Policy charges.)

.. plus proceeds from any benefit rider on the life of the insured.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for two death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.


PREMIUM PAYMENT FLEXIBILITY
You may choose the amount and frequency of premium payments (subject to certain limitations).

POLICY VALUES

The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited and/or investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
------------
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
--------------
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender
-----------------

On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed.

ADJUSTMENT OPTIONS

The face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Face Amount Increase
--------------------

The minimum amount of an increase is $5,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Face Amount Decrease
--------------------

On or after the first policy anniversary, a decrease in face amount may be requested if the request does not decrease the policy face amount below $25,000.


MATURITY PROCEEDS

If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS


RISKS OF POOR INVESTMENT PERFORMANCE

Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

NOTE: Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

POLICY TERMINATION (LAPSE)

On an ongoing basis, the Policy's net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

During the first policy year, if the minimum required premium requirement is met the Policy will not terminate even if the Policy's net surrender value is insufficient to cover the monthly policy charge.


LIMITATIONS ON ACCESS TO SURRENDER VALUE
Partial Surrender
-----------------

.. Two partial surrenders may be made in a policy year. The total of the amount(s) surrendered may not be greater than 50% of the current net surrender value.
.. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed.
.. The death benefit will be reduced by the amount of the partial surrender and the transaction charge.

Full Surrender
--------------

If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.


Adverse Tax Consequences
------------------------

A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
.. the value each year of the life insurance protection provided;
.. an amount equal to any employer-paid premiums; or .. some or all of the amount by which the current value exceeds the employer's interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

RISKS OF UNDERLYING MUTUAL FUNDS
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund's prospectus. As with all mutual funds, as the value of an underlying mutual fund's assets rise or fall, the fund's share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
------------
The biggest risk is that the fund's returns may vary and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund's portfolio could also decrease if the stock market goes down.

Income Funds
------------
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund's share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
-------------------
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

                               TRANSACTION FEES
 ------------------------------------------------------------------------------
          CHARGE              CHARGE IS DEDUCTED:          AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Maximum Sales Charge      from each premium paid      5.00% of premium paid
  Imposed
 ------------------------------------------------------------------------------
  Taxes (federal, state     from each premium paid      2.00% of premium paid
  and local)
 ------------------------------------------------------------------------------
                            from proceeds upon full
  Maximum Deferred          surrender of Policy or
  Surrender Charge*         termination of Policy for
                            insufficient value
   Guaranteed Minimum                                   $1.20 per $1,000 of
                                                        face amount
   Guaranteed Maximum                                   $26.96 per $1,000 of
                                                        face amount
   Current first year
   charge for a
   representative insured
   (45-year old male with                               $5.01 per $1,000 of
   a risk classification                                face amount
   of preferred
   non-smoker)
  Transaction fee on        from each partial           The lesser of $25 or 2%
  partial surrenders        surrender                   of the amount
                                                        surrendered
 ------------------------------------------------------------------------------
                            upon each transfer after
  Transfer Fee              the fourth transfer in a
                            policy year
  Guaranteed                                            $25 per transfer
  Current                                               None
 ------------------------------------------------------------------------------



  * Surrender charges decline over time.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

    PERIODIC CHARGES OTHER THAN UNDERLYING MUTUAL FUND OPERATING EXPENSES
 ------------------------------------------------------------------------------
                             WHEN CHARGE
         CHARGE              IS DEDUCTED               AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Cost of Insurance:*          monthly
  Guaranteed Minimum                           $0.05 per $1,000 of net amount
  Charge                                       at risk
  Guaranteed Maximum                           $83.33 per $1,000 of net amount
  Charge                                       at risk
  Current first year
  charge for a                                 $0.27 per $1,000 of net amount
  representative                               at risk
  insured**
  Mortality and Expense
  Risk Charge                  monthly         equivalent to:
  Guaranteed Maximum***                        0.90% of the policy value per
                                               year
  Current                                      0.75% of the policy value per
                                               year
 ------------------------------------------------------------------------------
  Administration
  Charge:                      monthly
   Guaranteed Maximum                          $5.00 per month
   Current (before May
   22, 2004)                                   $4.75 per month
   Current (after May                          $5.00 per month
   21, 2004)
 ------------------------------------------------------------------------------
  Maximum Policy loan
  interest (applies
  only if a policy loan                        2.0% of the loan balance per
  is outstanding or if                         year (the difference between the
  the death benefit is        annually         interest charged on the loan
  advanced due to the      (accrued daily)     balance and the interest
  Accelerated Benefit                          credited to the loan account)
  Rider)
 ------------------------------------------------------------------------------
  Optional Insurance
  Benefits****
  Accelerated Benefit                          8.0% of death proceeds advanced
  Rider                       annually         per year
  Accidental Death
  Benefit Rider                monthly
   Guaranteed Minimum                          $0.03 per $1,000 of rider
                                               benefit
   Guaranteed Maximum                          $0.14 per $1,000 of rider
                                               benefit
   Current charge for a
   representative                              $0.07 per $1,000 of rider
   insured**                                   benefit
  Child Term Rider                             $0.40 per $1,000 of rider
                               monthly         benefit
  Guaranteed Option
  Rider                        monthly
   Guaranteed Minimum                          $0.05 per $1,000 of rider
                                               benefit
   Guaranteed Maximum                          $0.17 per $1,000 of rider
                                               benefit
   Current charge for a
   representative                              N/A for a 45-year old (see
   insured**                                   Optional Insurance Benefits).
  Life Paid-Up Rider     rider exercise date
   Guaranteed Minimum                          3.5% of policy value
   Guaranteed Maximum                          7.5% of policy value
   Current charge for a
   representative
   insured**                                   3.5% of policy value
  Spouse Term Rider            monthly
   Guaranteed Minimum                          $0.16 per $1,000 of rider
                                               benefit
   Guaranteed Maximum                          $1.80 per $1,000 of rider
                                               benefit
   Current charge for a
   representative                              $0.30 per $1,000 of rider
   insured**                                   benefit
  Waiver of Monthly
  Policy Charges Rider         monthly
   Guaranteed Minimum                          $0.01 per $1,000 of net amount
                                               at risk
   Guaranteed Maximum                          $0.51 per $1,000 of net amount
                                               at risk
   Current charge for a                        $0.04 per $1,000 of net amount
   representative                              at risk
   insured**
 ------------------------------------------------------------------------------

    * The cost of insurance rate at issue and for any underwritten face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

    ** A representative insured is a 45-year old male with a risk classification of preferred non-smoker.

    *** Any increase in the annual rate scale permitted by state law will apply to all insured to whom Policies are issued on or after the date of the increase.

    **** Rates shown assume insured's risk class is standard or better.


The next table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2003.


                                                                                MINIMUM        MAXIMUM
 ---------------------------------------------------------------------------------------------------------
 Total annual underlying mutual fund operating expenses (expenses that are
 deducted from underlying mutual fund assets, including management fees,         0.39%          1.84%
 distribution and/or service (12b-1) fees and other expenses)
 ---------------------------------------------------------------------------------------------------------

The following table shows the fees and expenses (before waiver or reimbursement) charged by each underlying mutual fund for the fiscal year ended December 31, 2003.


                                                               MANAGEMENT   12B-1    OTHER
 UNDERLYING MUTUAL FUNDS                                          FEES      FEES    EXPENSES
 -----------------------                                          ----      -----   --------
 AIM V.I. Core Equity - Series I                                 0.61%       N/A     0.20%
 AIM V.I. Growth - Series I                                      0.63        N/A     0.27
 AIM V.I. Premier Equity - Series I                              0.61        N/A     0.24
 American Century VP Income & Growth - Class I                   0.70        N/A     0.00
 American Century VP Ultra - Class I                             1.00        N/A     0.01
 American Century VP Value - Class II                            0.85       0.25     0.00
 Dreyfus IP Founders Discovery - Initial Class                   0.90        N/A     0.51
 Fidelity VIP Contrafund - Initial Class                         0.58        N/A     0.09
 Fidelity VIP Equity-Income - Initial Class                      0.48        N/A     0.09
 Fidelity VIP Growth - Service Class 2                           0.58       0.25     0.09
 Fidelity VIP High Income - Initial Class                        0.58        N/A     0.11
 INVESCO VIF - Dynamics Fund - Series I                          0.75        N/A     0.42
 INVESCO VIF - Health Sciences Fund - Series I                   0.75        N/A     0.33
 INVESCO VIF - Small Company Growth Fund - Series I              0.75        N/A     0.64
 INVESCO VIF - Technology Fund - Series I                        0.75        N/A     0.41
 Janus Aspen Series Mid Cap Growth Portfolio - Service Shares    0.65       0.25     0.02
 Principal VCF Asset Allocation                                  0.80        N/A     0.05
 Principal VCF Balanced                                          0.59        N/A     0.06
 Principal VCF Bond                                              0.46        N/A     0.01
 Principal VCF Capital Value                                     0.60        N/A     0.01
 Principal VCF Equity Growth                                     0.76        N/A     0.01
 Principal VCF Equity Income                                     0.60        N/A     0.01
 Principal VCF Government Securities                             0.43        N/A     0.01
 Principal VCF Growth                                            0.60        N/A     0.01
 Principal VCF International                                     0.85        N/A     0.08
 Principal VCF International Emerging Markets                    1.25        N/A     0.59
 Principal VCF International SmallCap                            1.20        N/A     0.13
 Principal VCF LargeCap Blend                                    0.75        N/A     0.08
 Principal VCF LargeCap Growth Equity                            1.00        N/A     0.19
 Principal VCF LargeCap Stock Index                              0.35        N/A     0.04
 Principal VCF LargeCap Value                                    0.75        N/A     0.04
 Principal VCF Limited Term Bond                                 0.50        N/A     0.07
 Principal VCF MidCap                                            0.60        N/A     0.01
 Principal VCF MidCap Growth                                     0.90        N/A     0.04
 Principal VCF MidCap Value                                      1.05        N/A     0.03
 Principal VCF Money Market                                      0.48        N/A     0.01
 Principal VCF Real Estate Securities                            0.90        N/A     0.02
 Principal VCF SmallCap                                          0.85        N/A     0.10
 Principal VCF SmallCap Growth                                   1.00        N/A     0.02
 Principal VCF SmallCap Value                                    1.10        N/A     0.08
 Putnam VT Voyager - Class IB                                    0.55       0.25     0.07
 Wells Fargo VT Asset Allocation                                 0.55       0.25     0.22
 Wells Fargo VT Equity Income                                    0.55       0.25     0.26
 Wells Fargo VT Large Company Growth                             0.55       0.25     0.26
                                                                       TOTAL EXPENSES/(//1)/
 UNDERLYING MUTUAL FUNDS                                               ---------------------
 -----------------------
 AIM V.I. Core Equity - Series I                                          0.81%
 AIM V.I. Growth - Series I                                               0.90/(2)/
 AIM V.I. Premier Equity - Series I                                       0.85
 American Century VP Income & Growth - Class I                            0.70
 American Century VP Ultra - Class I                                      1.01
 American Century VP Value - Class II                                     1.10
 Dreyfus IP Founders Discovery - Initial Class                            1.41/(//3//)/
 Fidelity VIP Contrafund - Initial Class                                  0.67/(4)/
 Fidelity VIP Equity-Income - Initial Class                               0.57/(4)/
 Fidelity VIP Growth - Service Class 2                                    0.92/(4)/
 Fidelity VIP High Income - Initial Class                                 0.69/(4)/
 INVESCO VIF - Dynamics Fund - Series I                                   1.17/(//5//)//(6)/
 INVESCO VIF - Health Sciences Fund - Series I                            1.08/(//5//)//(6)/
 INVESCO VIF - Small Company Growth Fund - Series I                       1.39/(//5//)//(6)(7)/
 INVESCO VIF - Technology Fund - Series I                                 1.16/(//2//)//(5)(6)/
 Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             0.92/(8)/
 Principal VCF Asset Allocation                                           0.85
 Principal VCF Balanced                                                   0.65/(//9//)/
 Principal VCF Bond                                                       0.47
 Principal VCF Capital Value                                              0.61/(//9//)/
 Principal VCF Equity Growth                                              0.77/(//9//)/
 Principal VCF Equity Income                                              0.61
 Principal VCF Government Securities                                      0.44
 Principal VCF Growth                                                     0.61/(//9//)/
 Principal VCF International                                              0.93/(//9//)/
 Principal VCF International Emerging Markets                             1.84/(//10//)(//11//)/
 Principal VCF International SmallCap                                     1.33/(//9//)/
 Principal VCF LargeCap Blend                                             0.83/(//11//)(//12//)/
 Principal VCF LargeCap Growth Equity                                     1.19/(12)/
 Principal VCF LargeCap Stock Index                                       0.39/(//11//)(//13//)//(14//)/
 Principal VCF LargeCap Value                                             0.79/(//11//)(//12//)/
 Principal VCF Limited Term Bond                                          0.57/(//11//)(14//)/
 Principal VCF MidCap                                                     0.61/(//9//)/
 Principal VCF MidCap Growth                                              0.94/(12//)/
 Principal VCF MidCap Value                                               1.08/(//12//)/
 Principal VCF Money Market                                               0.49
 Principal VCF Real Estate Securities                                     0.92/(//9//)/
 Principal VCF SmallCap                                                   0.95/(//9//)/
 Principal VCF SmallCap Growth                                            1.02/(//12//)/
 Principal VCF SmallCap Value                                             1.18/(//12//)/
 Putnam VT Voyager - Class IB                                             0.87
 Wells Fargo VT Asset Allocation                                          1.02/(15//)/
 Wells Fargo VT Equity Income                                             1.06/(15//)/
 Wells Fargo VT Large Company Growth                                      1.06/(15//)/




/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(2)/ As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

/ //(3)/ The Dreyfus Corporation has agreed, until December 31, 2004, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50%.
/ //(4)/ Fidelity Management & Research Company has voluntarily agreed to reimburse the fund to the extent that total operating expenses, as a percentage of average net assets, exceed the following rates: VIP Contrafund 1.00%; VIP Equity-Income 1.00%; VIP Growth 1.25% and VIP High Income 1.00%. These arrangements may be discontinued by FMR at any time.
/ //(5) /The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
/ //(6)/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
/ //(7)/ The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, certain expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap. This expense limitation agreement is in effect through December 31, 2005.
/ //(8)/ Expenses are shown without the effect of expense offset arrangements.
/ //(//9//)/ Expense ratio without fees paid indirectly.
/ //(//10//)/ Expense ratio without fees paid indirectly and the Manager's voluntary expense limit (which increased May 1, 2003).
/ //(//11//)/ Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2004. With the expense limit, the total annual expenses through April 30, 2004 were: 2.00% for International Emerging Markets Account; 1.00% for LargeCap Blend Account; 1.00% for LargeCap Value Account; 0.40% for LargeCap Stock Index Account and 0.75% for Limited Term Bond Account.
/ //(12//)/ Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/ //(//13//)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005 so that they will not exceed 0.40% for LargeCap Stock Index Account.
/ //(14//)/ Expense ratio without the Manager's voluntary expense limit.
/ //(15)/ Other expenses may include expenses payable to affiliates of Wells
 Fargo & Company. Wells Fargo has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. For the period ended December 31, 2003, after the waiver/reimbursement net operating expenses were: Asset Allocation 1.00%; Equity Income 1.00% and Large Company Growth 1.00%.

CORPORATE ORGANIZATION AND OPERATION


THE COMPANY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy owners under the Policy.


THE FUNDS
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR BY CONTACTING OUR HOME OFFICE AT 1-800-247-9988.


Appendix A contains a brief summary of the investment objectives of, and sub-advisor for, each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

Deletion or Substitution of Investments
---------------------------------------
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

.. transfer assets in any division to another division;
.. add, combine or eliminate divisions; or .. substitute the shares of a division for shares in another division:
  . if shares of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).


Voting Rights
-----------------
We vote division shares at shareholder meetings of the underlying mutual funds. We follow the voting instructions received from people having the voting interest in the division shares.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the division(s). Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.


According to procedures adopted by the mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote other underlying mutual fund shares, for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Underlying mutual fund shares held in our general account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote underlying mutual fund shares held in the Separate Account in our own right. We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
.. change a subclassification or investment objective of the underlying mutual fund;
.. disapprove an investment advisory contract of the underlying mutual fund; or .. approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes. The change would be disapproved only if:
  . the proposed change is contrary to state law;
  . prohibited by state regulatory authorities; or . we determine the change is inconsistent with the investment objectives of the mutual fund.

CHARGES AND DEDUCTIONS


We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.


PREMIUM EXPENSE CHARGE

When we receive your premium payment, we deduct a premium expense charge. The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Deductions from premiums equal:
.. 5.0% (of premiums paid) for sales load
.. plus 2.0% (of premiums paid) for taxes

SURRENDER CHARGE
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the gender (where allowed by law), attained age of the insured on the policy date and the number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.


The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.


The surrender charge consists of two parts. The contingent deferred sales load compensates us for expenses relating to the sale of the Policy and will not exceed 25% of the minimum first year premium (twelve times the minimum monthly premium). The continent deferred administration charge is intended to reimburse us for ongoing administrative expenses related to the Policy.


Surrender charge percentage
---------------------------

The surrender charge is (a) multiplied by (b) multiplied by (c) where:
    (a) is the Total Charge from the tables shown below
    (b) is the face amount divided by 1000
    (c) is the applicable surrender charge percentage shown below

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                    MALE LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
    0       0.43       0.89      1.32        40        2.31      1.71        4.02
    1       0.69       0.63      1.32        41        2.38      1.81        4.19
    2       0.72       0.62      1.34        42        2.47      1.91        4.38
    3       0.74       0.62      1.36        43        2.56      2.02        4.58
    4       0.77       0.62      1.39        44        2.65      2.14        4.79
    5       0.80       0.61      1.41        45        2.74      2.27        5.01
    6       0.84       0.60      1.44        46        2.86      2.39        5.25
    7       0.87       0.60      1.47        47        3.00      2.50        5.50
    8       0.91       0.60      1.51        48        3.14      2.63        5.77
    9       0.93       0.61      1.54        49        3.30      2.76        6.06
   10       0.96       0.62      1.58        50        3.46      2.90        6.36
   11       0.97       0.65      1.62        51        3.63      3.06        6.69
   12       0.97       0.69      1.66        52        3.81      3.23        7.04
   13       0.96       0.74      1.70        53        4.01      3.40        7.41
   14       0.95       0.80      1.75        54        4.22      3.58        7.80
   15       0.93       0.86      1.79        55        4.44      3.78        8.22
   16       0.92       0.91      1.83        56        4.69      3.98        8.67
   17       0.91       0.96      1.87        57        4.97      4.18        9.15
   18       0.92       1.00      1.92        58        5.26      4.40        9.66
   19       0.93       1.03      1.96        59        5.55      4.66       10.21
   20       1.02       0.99      2.01        60        5.82      4.98       10.80
   21       1.07       0.99      2.06        61        6.05      5.37       11.42
   22       1.11       1.00      2.11        62        6.27      5.83       12.10
   23       1.16       1.01      2.17        63        6.48      6.34       12.82
   24       1.22       1.01      2.23        64        6.70      6.89       13.59
   25       1.28       1.02      2.30        65        6.95      7.47       14.42
   26       1.34       1.03      2.37        66        7.24      8.07       15.31
   27       1.41       1.04      2.45        67        7.55      8.71       16.26
   28       1.47       1.06      2.53        68        7.88      9.40       17.28
   29       1.53       1.09      2.62        69        8.22     10.16       18.38
   30       1.60       1.11      2.71        70        8.59     10.98        9.57
   31       1.66       1.15      2.81        71        8.98     11.87       20.85
   32       1.73       1.19      2.92        72        9.41     12.83       22.24
   33       1.80       1.23      3.03        73        9.83     13.88       23.71
   34       1.87       1.28      3.15        74       10.23     15.06       25.29
   35       1.93       1.34      3.27        75       10.58     16.38       26.96
   36       2.01       1.40      3.41
   37       2.08       1.47      3.55
   38       2.15       1.54      3.69
   39       2.23       1.62      3.85

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                   FEMALE LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
    0       0.44       0.76      1.20        40        1.97      1.52        3.49
    1       0.66       0.54      1.20        41        2.03      1.60        3.63
    2       0.68       0.54      1.22        42        2.09      1.69        3.78
    3       0.70       0.54      1.24        43        2.15      1.78        3.93
    4       0.72       0.54      1.26        44        2.23      1.87        4.10
    5       0.74       0.54      1.28        45        2.30      1.98        4.28
    6       0.77       0.54      1.31        46        2.40      2.06        4.46
    7       0.79       0.54      1.33        47        2.51      2.15        4.66
    8       0.82       0.54      1.36        48        2.63      2.23        4.86
    9       0.84       0.54      1.38        49        2.74      2.34        5.08
   10       0.85       0.56      1.41        50        2.87      2.44        5.31
   11       0.88       0.57      1.45        51        3.00      2.56        5.56
   12       0.89       0.59      1.48        52        3.15      2.67        5.82
   13       0.90       0.61      1.51        53        3.32      2.78        6.10
   14       0.92       0.63      1.55        54        3.50      2.90        6.40
   15       0.93       0.66      1.59        55        3.67      3.04        6.71
   16       0.94       0.68      1.62        56        3.88      3.17        7.05
   17       0.96       0.70      1.66        57        4.10      3.30        7.40
   18       0.99       0.72      1.71        58        4.33      3.46        7.79
   19       1.01       0.74      1.75        59        4.62      3.58        8.20
   20       1.05       0.75      1.80        60        4.90      3.74        8.64
   21       1.07       0.77      1.84        61        5.16      3.97        9.13
   22       1.11       0.78      1.89        62        5.41      4.23        9.64
   23       1.15       0.80      1.95        63        5.64      4.56       10.20
   24       1.18       0.82      2.00        64        5.86      4.94       10.80
   25       1.22       0.84      2.06        65        6.11      5.32       11.43
   26       1.26       0.87      2.13        66        6.39      5.73       12.12
   27       1.30       0.90      2.20        67        6.70      6.16       12.86
   28       1.35       0.92      2.27        68        7.06      6.61       13.67
   29       1.39       0.95      2.34        69        7.47      7.07       14.54
   30       1.44       0.98      2.42        70        7.97      7.53       15.50
   31       1.49       1.01      2.50        71        8.45      8.10       16.55
   32       1.54       1.05      2.59        72        8.93      8.77       17.70
   33       1.59       1.09      2.68        73        9.44      9.50       18.94
   34       1.65       1.13      2.78        74        9.94     10.35       20.29
   35       1.71       1.17      2.88        75       10.33     11.42       21.75
   36       1.76       1.23      2.99
   37       1.81       1.30      3.11
   38       1.87       1.36      3.23
   39       1.92       1.44      3.36

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                   UNISEX LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
   0        0.43       0.87      1.30        40        2.26      1.69        3.95
   1        0.69       0.61      1.30        41        2.34      1.78        4.12
   2        0.72       0.60      1.32        42        2.42      1.88        4.30
   3        0.74       0.60      1.34        43        2.51      1.99        4.50
   4        0.77       0.60      1.37        44        2.60      2.10        4.70
   5        0.79       0.60      1.39        45        2.69      2.23        4.92
   6        0.83       0.59      1.42        46        2.80      2.35        5.15
   7        0.86       0.59      1.45        47        2.93      2.46        5.39
   8        0.90       0.59      1.49        48        3.07      2.58        5.65
   9        0.92       0.60      1.52        49        3.22      2.71        5.93
   10       0.95       0.61      1.56        50        3.38      2.84        6.22
   11       0.96       0.64      1.60        51        3.55      2.99        6.54
   12       0.97       0.67      1.64        52        3.73      3.15        6.88
   13       0.96       0.72      1.68        53        3.92      3.32        7.24
   14       0.95       0.77      1.72        54        4.12      3.50        7.62
   15       0.94       0.82      1.76        55        4.33      3.69        8.02
   16       0.93       0.87      1.80        56        4.58      3.88        8.46
   17       0.93       0.91      1.84        57        4.85      4.07        8.92
   18       0.94       0.95      1.89        58        5.14      4.28        9.42
   19       0.96       0.97      1.93        59        5.43      4.52        9.95
   20       1.04       0.94      1.98        60        5.70      4.82       10.52
   21       1.08       0.95      2.03        61        5.93      5.19       11.12
   22       1.12       0.96      2.08        62        6.16      5.62       11.78
   23       1.17       0.97      2.14        63        6.37      6.11       12.48
   24       1.22       0.98      2.20        64        6.59      6.64       13.23
   25       1.28       0.99      2.27        65        6.84      7.19       14.03
   26       1.34       1.00      2.34        66        7.13      7.77       14.90
   27       1.40       1.02      2.42        67        7.44      8.38       15.82
   28       1.46       1.04      2.50        68        7.77      9.04       16.81
   29       1.52       1.06      2.58        69        8.13      9.75       17.88
   30       1.58       1.09      2.67        70        8.51     10.53       19.04
   31       1.64       1.13      2.77        71        8.91     11.38       20.29
   32       1.71       1.17      2.88        72        9.34     12.31       21.65
   33       1.77       1.21      2.98        73        9.78     13.31       23.09
   34       1.84       1.26      3.10        74       10.20     14.44       24.64
   35       1.91       1.31      3.22        75       10.55     15.73       26.28
   36       1.98       1.38      3.36
   37       2.05       1.44      3.49
   38       2.11       1.52      3.63
   39       2.19       1.60      3.79

                  SURRENDER CHARGE PERCENTAGE TABLE
                        (AFTER POLICY YEAR 1)
      NUMBER OF YEARS SINCE POLICY     THE FOLLOWING PERCENTAGE OF
    DATE AND/OR FACE AMOUNT INCREASE   SURRENDER CHARGE IS PAYABLE
    --------------------------------   ---------------------------
              2 through 3                        100.00%
                   4                               87.5
                   5                               75.0
                   6                               62.5
                   7                               50.0
                   8                               37.5
                   9                               25.0
                   10                              12.5
              11 and later                          0.0




MORTALITY AND EXPENSE RISKS CHARGE
The Company will assess a charge on a daily basis against each division equal to 0.75% (on an annual basis) of the value of the division to compensate the Company for its assumption of certain mortality and expenses risks. Specifically, the Company bears the risk that the costs of death benefits under the policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed not to exceed 0.90% on an annual basis of the assets of each division.

MONTHLY DEDUCTION
The monthly deduction is made up of:
.. a charge for the cost of insurance;
.. a monthly administration charge; and
.. any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions (but not your loan account). The deduction is made using your current monthly deduction allocation percentages. Your allocation percentages may be:
.. the same as allocation percentages for premium payments;
.. determined on a prorated basis; or
.. determined by any other allocation method which we agree upon.

For each division, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective as of next monthly date. If we cannot follow your instructions because of insufficient value in any division, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
------------------------

This charge compensates us for providing insurance protection under the Policy.

Your monthly cost of insurance charge is (a) multiplied by (b):
    (a) is the cost of insurance rate described below divided by 1,000; and
    (b) is the net amount at risk.

The net amount at risk is the difference between the death benefit and policy value (see Glossary for exact formula). The lower the policy value, the higher the net amount at risk thus higher costs of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, attained age and risk classification at the time of the increase.
  * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.


Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.


Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.


Monthly Administration Charge
-----------------------------

This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.


CURRENT CHARGES . The current monthly administration charge before May 22, 2004 is $4.75. The current monthly administration charge after May 21, 2004 is $5.00 per month.



GUARANTEED ADMINISTRATION CHARGES . In all policy years, the guaranteed maximum monthly administration charge is $5.00 per month.

UNDERLYING MUTUAL FUND CHARGES
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY


THE CONTRACT
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.


RIGHTS UNDER THE POLICY
Ownership
---------
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.


If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person's ownership interest, unless otherwise specified. If there are no surviving owners, the insured becomes the policy owner. With our consent, you may specify a different arrangement for contingent ownership.


You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.


Beneficiary
-----------
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) unless otherwise specified.


Assignment
----------
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

POLICY LIMITATIONS
Division Transfers
------------------

After the free-look period, you may transfer amounts between the divisions. The minimum transfer amount is the lesser of $250 or the value of your division. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. A transfer fee of $25 may be imposed on each transfer after the fourth transfer in a policy year.

You may request a transfer by:
.. sending us a written request;
.. calling us if telephone privileges apply (1-800-247-9988); or
.. visiting www.principal.com (if internet privileges apply).

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.



MARKET TIMING DISCLOSURE . The Policy does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Policy owners. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Policy owners. These modifications could include, but not be limited to:

.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Policies for which he or she is not the owner; or

.. limiting the dollar amount that a Policy owner may transfer at any one time.


IMPORTANT INFORMATION ABOUT PROCEDURES . To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

If we exercise any of these rights, written notification will be sent to Policy owners.

OPTIONAL INSURANCE BENEFITS
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. NOT ALL OPTIONAL INSURANCE BENEFITS ARE AVAILABLE IN ALL STATES. SOME PROVISIONS MAY VARY FROM STATE TO STATE. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accelerated Benefit Rider
-------------------------

This rider provides the option of receiving the death proceeds before death if the insured becomes terminally ill. Up to 75 percent of the face amount, up to a maximum of $1,000,000, may be requested provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus loan interest charged. This rider is added automatically to all Policies at issue. There is no charge for this rider other than loan interest charged during the time period death proceeds are advanced.

Accidental Death Benefit Rider
------------------------------

This rider provides an additional death benefit if the insured's death is caused by accidental means. The rider must be elected at the time of application or at any time prior to issue. There is a charge for this rider.

Change of Insured Rider
-----------------------
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured's issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Child Term Rider
----------------

This rider provides insurance coverage for the insured's child(ren). We will pay this rider's beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured's attained age is 55 or less. There is a charge for this rider.

Cost of Living Increase Rider
-----------------------------

This rider provides increases in the face amount every three years without requiring evidence of insurability. This rider is added automatically to all Polices with a risk classification of standard or better and where the insured's issue age is 52 or younger. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. There is no charge for this rider.

Death Benefit Guarantee Rider
-----------------------------

This rider guarantees the policy will not lapse if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium paid determines whether the guarantee is extended to the insured's attained age 95. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section "Premiums."

If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.


The rider must be elected at the time of application or at any time prior to issue.


Extended Coverage Rider
-----------------------

This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured's death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All divisions values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Guaranteed Option Rider
-----------------------
This rider provides an opportunity for the Policy owner to increase the face amount up to an optional amount without evidence of insurability at attained age rates. Offers are made on the policy anniversary at ages 25, 28, 31, 34, 37 and
40. We will send you a notice in advance of the anniversaries of eligibility. There is a charge for this rider.

Life Paid-Up Rider
------------------

Under certain circumstances, this rider can guarantee the Policy will not lapse
when there is a large loan outstanding.   The rider benefit begins on the
monthly date when the loan balance reaches 96% of the surrender value. There is a one-time charge (guaranteed not to exceed 7.5% of policy value) taken from the policy value on the date the rider is exercised. Afterwards, no further monthly policy charges are deducted for the remaining death benefit. Adjustments or changes to the Policy are not allowed once the rider benefit goes into effect. The Internal Revenue Services has not taken a position on the Life Paid-Up rider. You should consult your tax advisor prior to this rider being exercised. The rider may be elected at the time of application or anytime prior to the maturity date.

Spouse Term Rider
-----------------
This rider provides insurance coverage for the insured's spouse. We will pay this rider's beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured's attained age is 69 or less. There is a charge for this rider.

Waiver of Monthly Deductions Rider
----------------------------------
This rider pays the monthly deductions of the Policy if you become disabled and lose your ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the insured's attained age is 59 or less. There is a charge for this rider.

RESERVATION OF RIGHTS
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

RIGHT TO EXCHANGE

During the first 24 months after the policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) that we make available for this purpose. You may also exchange the Policy for a fixed-benefit, flexible premium policy we make available for this purpose if there is a material change in the investment policy of a division if you have an interest in the affected division. In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period).

The new policy:
.. must be the same face amount, or the same amount at risk, as the original
  Policy did at the time of your request;
.. has the same insured as the original Policy;
.. premiums are based on the same gender, issue age and risk classification;
.. payments and cash values or Policy values may be adjusted to reflect variances, if any, in the payments and Policy values under the Policy and the new policy;
.. minimum benefits are fixed and guaranteed;
.. does not participate in the investment experience; and .. does not require evidence of insurability.

Any policy loan and loan interest must be repaid before the exchange or transferred to the new policy.

Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy. Two conditions must be met:
.. in your written request for the exchange, you must indicate that the rider(s)
  should be part of the new policy; and
.. the similar benefit rider(s) is available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, gender and risk classification of the insured under the Policy.

SUICIDE
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

DELAY OF PAYMENTS

Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within seven days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.


The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first business day following the expiration of the permitted delay. The transaction is made within seven days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


PREMIUMS


PAYMENT OF PREMIUMS

The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. Generally, the higher the policy face amount the higher the minimum premium will be. You must pay premiums to us at our home office, Principal Life Insurance Company, 801 Grand (IDPC), Des Moines, Iowa 50392.

You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account. You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual or quarterly planned payment schedule). Premium payments may also be made through payroll deduction where permitted by state law and approved by us.


PREMIUMS AFFECTING GUARANTEE PROVISIONS

You must make at least a minimum premium payment during the first twelve policy months. After the first twelve months, you may determine the amount and timing of subsequent premium payments (with certain restrictions).
The minimum premium is the amount that will keep the Policy in force for one month - based on the Policy's current monthly policy and surrender charges. An illustration (available at no charge from your sales representative or our home office) will provide the minimum premium requirement applicable to your Policy.

The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium.


PREMIUM LIMITATIONS
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the maximum premium limitations.

ALLOCATION OF PREMIUMS

Your initial net premium (and other net premiums we receive prior to the effective date and forty-five days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium. Forty-six days after the effective date, the money is reallocated to the divisions according to your instructions. If the forty-sixth day is not a business day, the transfer will occur on the first business day following the forty-sixth day from the effective date.
     Example: The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on March 17th, the net premium is reallocated to the division that you selected.

Net premium payments received after the forty-five day period are allocated to the divisions according to your instructions. For each division, the allocation percentage must be zero or a whole number. The total of all the allocation percentages must equal 100. Net premium payments are allocated as of the valuation period in which they are received. Incomplete allocation instructions may cause a delay in processing.


The percentage allocation for future premium payments may be changed, without charge, at any time by:
.. sending a written request to us;
.. calling us at 1-800-247-9988 (if telephone privileges apply); or
.. visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

NOTE: We reserve the right to keep the initial premium payment in the Money
     Market division longer than 45 days to correspond to the examination offer periods of a particular state's replacement requirements.

Division Valuation
------------------

There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

At the end of any valuation period, your value in a division is:
.. the number of units you have in the division
.. multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment (less premium expense charges);
.. plus subsequent premium payments (less premium expense charges);

.. plus transfers from another division
minus units sold:
.. for partial surrenders from the division;

.. as part of a transfer to another division or the loan account; and .. to pay monthly policy charges.

Unit values are calculated each business day. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
  [{the share price of the underlying mutual fund at the end of the valuation period before that day's transactions
                                      plus

the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}]
                                   divided by

    the share price of the underlying mutual fund at the end of the previous valuation period after that day's transactions
                                      less
  a current mortality and expense risks charge of 0.0020548% on a daily basis (0.75% on an annual basis) for the number of days within the valuation period.
The mortality and expense risks charge is guaranteed not to exceed 0.0024658% on a daily basis (0.90% on an annual basis).

The amount of any taxes charged against a division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.


When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


DEATH BENEFITS AND POLICY VALUES


DEATH PROCEEDS
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
.. proof of the death of the insured;

.. Beneficiary's Statement (Claim Form)*; and
.. Trust Agreement (if the beneficiary is a trust).
  * If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).

The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the insured's death and include:
.. the death benefit described below;
.. minus loan indebtedness;
.. minus any overdue monthly policy charges if the insured died during a grace period;

.. plus interest on the death proceeds as required by state law;
.. plus proceeds from any benefit rider on the life of the insured.

Benefit Instructions
--------------------

While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit payment options of the Policy. If at the insured's death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.

The benefit payment options include:
.. Custom Benefit Arrangement
   A custom benefit payment option may be arranged with our approval. .. Life Income

   We pay income during a person's lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
.. Joint and Survivor Life Income

   We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner's estate unless otherwise specified.

Interest at a rate set by us, but never less than required by state law, will be applied to calculate the above benefit payment options.


DEATH BENEFIT OPTION
The death benefit option is selected at the time of application. If a death benefit is not chosen, the Policy will be issued with Death Benefit Option 1.

The two death benefit options available are:
.. Death Benefit Option 1 - the death benefit equals the greater of:

  . the face amount; or

  . the amount found by multiplying the policy value by the applicable percentage from the table below.
.. Death Benefit Option 2 - the death benefit equals the greater of:

  . the face amount plus the policy value; or . the amount found by multiplying the policy value by the applicable percentage from the table below.


                          APPLICABLE PERCENTAGE TABLE
 (For ages not shown, the applicable percentage decreases by a pro-rata portion for each full year.)

 INSURED'S ATTAINED AGE         PERCENTAGE
 ----------------------         ----------
      40 and under                  250
           45                       215
           50                       185
           55                       150
           60                       130
           65                       120
           70                       115
     75 through 90                  105
      95 and older                  100


     Example: The following assumptions are made to demonstrate the use of the Table.
           Death Benefit Option: 1

           Face Amount: $100,000
           Policy Value: $80,000
           Attained Age: 45
           Risk Class: Preferred Non-smoker
           Applicable Percentage: 215%
           Death Benefit: $80,000 x 215% = $172,000

CHANGE IN DEATH BENEFIT OPTION

You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. We will increase or decrease the face amount so that the death benefit immediately after the change equals the death benefit immediately before the change. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.
..

       CHANGING FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
 We will decrease the face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the face amount, the decrease of face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability.
 Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the face amount.
-------------------------------------------------------------------------------
      FACE AMOUNT              DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE         BEFORE THE CHANGE           BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,000,000                   $50,000
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE           AFTER THE CHANGE
-------------------------------------------------------------------------------
        $950,000                 $1,000,000                   $50,000
 ($1,000,000 - $50,000)      ($950,000+$50,000)
-------------------------------------------------------------------------------



       CHANGING FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
 We will increase the face amount. The amount of the increase is equal to the policy value on the effective date of the change. The face amount increase will be in the same proportion as the policy face amount to the face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the face amount.
-------------------------------------------------------------------------------
      FACE AMOUNT              DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE         BEFORE THE CHANGE           BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,050,000                   $50,000
                            ($1,000,000+$50,000)
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE           AFTER THE CHANGE
-------------------------------------------------------------------------------
       $1,050,000                $1,050,000                   $50,000
 ($1,000,000 + $50,000)
-------------------------------------------------------------------------------

IRS DEFINITION OF LIFE INSURANCE

The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of policy values that can accumulate relative to the death benefit). If at any time a premium is paid which would result in total premiums exceeding the maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

MATURITY PROCEEDS

The maturity date is the policy anniversary where the insured's attained age is 95 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy's maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured's death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).


ADJUSTMENT OPTIONS
Increase in policy face amount
------------------------------

You may request an increase at any time provided that the Policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $5,000. Any adjustment is subject to our approval.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.


We will approve your request if:
.. the insured is alive at the time of your request; and

.. the attained age of the insured is 75 or less at the time of the request; and

.. we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No examination offer period applies to an increase in policy face amount.


We calculate an "adjustment conditional receipt premium deposit" (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.


The cost of insurance charge will increase in the event of an increase in a Policy's face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the no-lapse or death benefit guarantees are in effect. A face amount increase that is not a Cost of Living increase has its own Right to Examine and Right to Exchange periods.


Decrease in policy face amount
------------------------------

On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. Surrender charges remain the same after the face decrease is processed. A decrease is requested as follows:
.. the request must be made on an adjustment application;
.. the application must be signed by the owner(s);
.. the Policy is not in a grace period;
.. monthly policy charges are not being waived under a waiver rider;
.. the amount of the decrease is subject to our then current underwriting guidelines; and

.. the decrease may not reduce the policy face amount below $25,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.


POLICY VALUES

Your policy value is equal to the sum of the values in your divisions and loan account. Your policy value:
.. increases as premiums are applied and when interest is credited;
.. decreases as partial surrenders, unpaid loan interest and policy expense are deducted; and
.. can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS


SURRENDERS
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective as of the end of the valuation period during which we receive your written request for surrender.

Total and partial surrenders from the Policy are generally paid within seven business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).


Full surrender
--------------

You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.


Partial surrender
-----------------

On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 50% of the current net surrender value. The partial surrender may not decrease the face amount to less than $25,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.

Your accumulated value is reduced by the amount of the surrender and transaction fee. We surrender units from the divisions to equal the dollar amount of the surrender request. The surrender is deducted from your divisions according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender. You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or two percent of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.


If Death Benefit Option 1 is in effect and the death benefit equals the face amount, the face amount is reduced by the amount of the partial surrender and transaction fee. In situations where the death benefit is greater than the face amount, the face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and face amount. If the face amount had been increased, any reduction of the face amount is made on a last in, first out basis.


If the Death Benefit Option 2 is in effect, there is no reduction in the face amount upon a partial surrender.




EXAMINATION OFFER (FREE-LOOK PROVISION)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period. The free-look period is the later of:
.. 10 days after the Policy is delivered or a written notice is delivered or mailed to you which tells about the cancellation right; or .. 45 days after you complete the application.

LOANS


POLICY LOANS
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

.. The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
.. You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
.. Generally, policy loan proceeds are sent within seven business days from the date we receive your request (see GENERAL PROVISIONS - Delay of Payments).
.. Requests for policy loans from any joint owner are binding on all joint owners.
.. Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see PREMIUMS - Payment of Premiums).

You are charged interest on your policy loan. The interest rate is 8.0% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s). In addition, loan indebtedness is subtracted from:
.. death proceeds at the death of the insured;
.. surrender value upon full surrender or termination of a Policy; and

.. maturity proceeds paid.

Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see PREMIUMS - Grace Period).


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


LOAN ACCOUNT

When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.

Your loan account earns interest from the date of transfer. The loan account interest rate is 6.0% per year. Interest accrues daily and is paid at the end of the policy year.


LOAN PAYMENTS
While the Policy is in force and before the insured dies, you may pay the loan as follows:

.. the minimum loan repayment is $30;
.. policy loans may be repaid totally or in part;

.. repayments are allocated to the division(s) in the proportions used for allocation of premium payments;
.. the repayments are allocated as of the valuation period in which we receive the repayment;
.. repayments are to be sent to our service office; and .. payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.

POLICY TERMINATION AND REINSTATEMENT


POLICY TERMINATION (LAPSE)

If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
.. all monthly policy charges due and unpaid at the death of the insured; and .. any loan indebtedness.

The Policy also terminates:
.. when you make a full Policy surrender;
.. when death proceeds are paid; and
.. on the maturity date.
When the Policy terminates, all of the owners' Policy rights and privileges end.

Grace Period
------------
If the net surrender value on a monthly date is less than the current monthly charge or the loan indebtedness is greater than the net surrender value (overloan), and the death benefit guarantee rider is not in effect, we will send you a notice of pending termination and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan payments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.

Monthly charges during the grace period are not deducted until the monthly anniversary. Therefore, during the grace period net surrender value maybe overstated.


During the first 12 policy months, the Policy will not enter a grace period if ((a) is greater than or equal to (b)) multiplied by (c) where:
    (a) is the sum of the premiums paid;
    (b) is the minimum monthly premium shown on the data page; and
    (c) is one plus the number of completed months since the policy date or since the adjustment date of a requested face amount increase as applicable.

After the first 12 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
.. your Policy's net surrender value is at least equal to the monthly policy charge on the current monthly date; or
.. the death benefit guarantee rider is in effect.

The death benefit guarantee premium requirement is satisfied if (a) is greater than or equal to (b) where
  (a) is the sum of all premiums paid less any partial surrenders and any loan indebtedness; and
..

  (b) is the sum of the monthly death benefit guarantee premiums to date plus the next monthly death benefit guarantee premium.


     Example: If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:
           .
             Minimum initial premium requirement is $2,399.50. (The policy face amount (divided by 1000) multiplied by the minimum initial guarantee premium rate of $9.27 plus $82.00)
           . Death benefit guarantee premium requirement is $3,659.50. (The policy face amount (divided by 1000) multiplied by the death benefit guarantee premium rate of $14.31 plus $82.00)

The required premium is intended to reimburse us for the monthly policy charges during the grace period, and to provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we pay the policy owner the amount by which (a) is greater than (b) where:
    (a) is the net surrender value on the monthly date at the start of the grace period; and
    (b) is the two monthly deductions applicable during the grace period.

Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly policy charges as they are processed. If the net surrender value is not at least as much as the monthly policy charge on any monthly date, a new 61-day grace period starts.


Neither partial surrenders nor policy loans may be made during a grace period.



REINSTATEMENT
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
.. prior to the maturity date and while the insured is alive;
.. upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

.. if you make a payment of at least the greater of an amount sufficient to allow
  3 monthly deductions or the past due minimum required premium; and .. if the application for reinstatement is mailed to us within three years of the
  Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan and any unpaid loan interest must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).

We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.


If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, and premium expense charge are calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.


TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE: DUE TO THE COMPLEXITY OF THESE RULES AND BECAUSE THEY ARE AFFECTED BY THE
     FACTS AND CIRCUMSTANCES OF EACH POLICY, YOU SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISORS REGARDING THESE MATTERS.

TAXATION OF DEATH PROCEEDS

The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

TAXATION OF MATURITY PROCEEDS
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than the remaining premiums paid (premiums paid less partial surrenders and premium refunds; not less than zero). The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

TAXATION OF GROWTH IN POLICY VALUE

Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under
Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

TAXATION OF POLICY SURRENDERS AND PARTIAL SURRENDERS
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total fact amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the division(s) are not considered as distributions from the Policy and would not be considered taxable income.


TAXATION OF POLICY LOANS AND LOAN INTEREST

If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


TAXATION OF CHANGE OF OWNER
If an ownership change occurs, the taxable amount is calculated by taking the policy value less net premiums paid.

A transfer of ownership by gift is not subject to income tax unless there is loan indebtedness that exceeds net premiums paid. A transfer of ownership by gift may have gift tax implications.


TAXATION OF CHANGE OF INSURED
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is the difference between the policy value and the net premiums paid.

MODIFIED ENDOWMENT CONTRACT STATUS

A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is .. made after the owner attains age 591/2; or .. attributable to the taxpayer becoming disabled; or .. part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.


TAXATION OF EXCHANGE OR ASSIGNMENT OF POLICIES
A change of policy, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner.

CORPORATE ALTERNATIVE MINIMUM TAX
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to "Small Corporations" as defined by Section 55(c) of the Internal Revenue. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996, with gross receipts not exceeding $7,500,000 after the first taxable year, will meet this definition.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

OTHER TAX ISSUES
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

WITHHOLDING
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

GENERAL PROVISIONS


PURCHASE PROCEDURES
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum policy face amount when the Policy is originally issued is $25,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.


To issue a Policy, we require that the insured be age 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
.. furnish satisfactory evidence of insurability of the insured; and .. meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, you must send a payment equal to at least the required minimum initial premium with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt maybe given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.


We reserve the right to reject any application or related premium if we determine that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.


Important Information about Procedures
--------------------------------------
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a cash-on-delivery ("COD") basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a policy owner and are located in the Policy.

Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.


Effective Date
--------------
The Policy date and the effective date are the same unless:
.. a backdated Policy date is requested; or .. a Policy is applied for on a COD basis (the effective date is the date we received at least one monthly policy charge); or

.. application amendments are required (The effective date is the date we receive, review and accept amendments. Unless otherwise instructed by the policy owner, the policy date and the effective date are the same as the date the application for insurance coverage is approved.).

The insurance coverage does not take effect until you actually receive the Policy. If the insured was to die before the owner actually receives the Policy, there is no coverage under the Policy (coverage is determined solely under the terms of conditional receipt, if any).


STATEMENT OF VALUES
You receive an annual statement at the end of each policy year. The statement will show:
.. current death benefit;
.. current policy value and surrender value;
.. all premiums paid since the last statement;
.. all charges since the last statement;
.. any loan indebtedness;
.. any partial surrenders since the last statement;
.. the number of units and unit value;

.. total value of each of your divisions;
.. designated beneficiary(ies); and
.. all riders included in the Policy.

We also send you the reports required by the Investment Company Act of 1940 (as amended).


SERVICES AVAILABLE VIA THE INTERNET AND TELEPHONE
If you elect internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
.. change in allocations of future premium payments;
.. change in allocation of the monthly policy charge;

.. transfers; and
.. policy loan (not available via the internet) (loan proceeds are mailed to the owner's address of record).

If the Policy is owned by a trust, an authorized individual (with the proper Password) may use these services and provide us with instructions.

Your instructions:

.. may be given by calling us at 1-800-247-9988 24 hours per day, seven days per week. Counselors are available between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
.. may be given by accessing us at www.principal.com (for security purposes, you need a personal identification number (Password) to use any of the internet services, including viewing your Policy information on-line. If you don't have a Password, you can obtain one at www.principal.com);
.. must be received by us before the close of the NYSE (generally 3:00 p.m.
  Central Time) to be effective the day you call;
.. are effective the next business day if not received until after the close of the NYSE; and
.. from one joint owner are binding on all joint owners.

Direct Dial
-----------

You may receive information about your Policy from our Direct Dial system 24 hours per day, seven days per week. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
.. obtain information about unit values and policy values;
.. initiate certain changes to your Policy; and

.. change your password.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper Password) may use these services and provide us with instructions.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record. The procedures for internet and Direct Dial include requesting the same personal identification information as well as your Password, logging all internet and Direct Dial activity and sending written transaction confirmations to the owner's address of record.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.

INCONTESTABILITY
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

INDEPENDENT AUDITORS
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent auditors, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS


There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

APPENDIX A - INVESTMENT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks growth of capital with a secondary objective of current income. The Fund invests primarily in equity securities.

AIM V.I. GROWTH DIVISION

              INVESTS IN: AIM V.I. Growth Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks growth of capital while investing principally in seasoned and better capitalized companies.

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc.

              INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DREYFUS IP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio - Initial Class
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 index.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks a high level of current income while also considering growth of capital. The fund invests primarily in income producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

INVESCO VIF - DYNAMICS DIVISION

              INVESTS IN: INVESCO VIF - Dynamics Fund - Series I
              INVESTMENT ADVISOR: INVESCO Funds Group

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities.

INVESCO VIF - HEALTH SCIENCES DIVISION

              INVESTS IN: INVESCO VIF - Health Sciences Fund - Series I INVESTMENT ADVISOR: INVESCO Funds Group

              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests primarily in equity securities.

INVESCO VIF - SMALL COMPANY GROWTH DIVISION

              INVESTS IN: INVESCO VIF - Small Company Growth Fund - Series I INVESTMENT ADVISOR: INVESCO Funds Group

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in small-capitalization companies.

INVESCO VIF - TECHNOLOGY DIVISION

              INVESTS IN: INVESCO VIF - Technology Fund - Series I INVESTMENT ADVISOR: INVESCO Funds Group

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities and equity related instruments of companies engaged in technology related industries.

JANUS ASPEN MID CAP GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Mid Cap Growth Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in equity securities of medium-sized companies.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital by investing primarily in equity and fixed- income securities of companies in the public utilities industry.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: Federated Investment Management Company
                through a sub-advisory agreement

              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Putnam Investment Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Bernstein Investment Research and Management
                through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.

              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: UBS Global Asset Management (New York) Inc.
                through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund - Class IB
              INVESTMENT ADVISOR: Putnam Investment Management, LLC

              INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

WELLS FARGO VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo VT Funds Asset Allocation Fund
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement

              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo VT Funds Equity Income Fund
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement

              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo VT Funds Large Company Growth Fund INVESTMENT ADVISOR: Peregrine Capital Management, Inc. through a sub-advisory agreement

              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation. The Fund invests in common stocks of large U.S. companies.

APPENDIX B - ILLUSTRATIONS

               ILLUSTRATIONS OF POLICY VALUES AND DEATH BENEFITS


The following illustrations have been prepared to help show how values under the Policies change with investment performance and differing death benefit options. The illustrations show how death benefits and values would vary over time if the return on assets held by the Accounts were uniform, gross, after tax, annual rates of 0%, 6% and 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% and 12%, but fluctuated above and below those averages during individual years. Both Death Benefit Option 1 and Death Benefit Option 2 are illustrated.


The illustrations set out to show hypothetical policy issued to a male age 45 in the non-smoker rating classification. The Policies are illustrated on the basis of $1,000 planned periodic annual premium and a face amount at issue of $100,000. The first and second illustrations show the selection of Death Benefit Option 1; the third and fourth, Death Benefit Option 2.


The illustrations reflect all of the contract charges. Each illustration reflects the surrender charges and the premium expense charge. The first two illustrations reflect the Company's current policy charges. The third and fourth illustrations reflect the guaranteed maximum policy charges.


The amounts shown for death benefits and values in the illustrations reflect the fact that the net investment return on the assets held by the Divisions of the Separate Account is lower than the gross return. This is because deductions are made from the gross return to reflect the daily charge made to the Separate Account for assuming mortality and expense risks; the daily investment advisory fees incurred by the Accounts; and the direct operating expenses of the Accounts. The illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ending December 31, 2003. The Manager of certain Investment Accounts has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts during the year ending December 31, 2003. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue beyond 2004. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.


The illustrations are based on the assumption that payments are made in accordance with a $1,000 annual planned periodic premium schedule, that no changes in death benefit option or face amount are made, and that no policy loans or surrenders occur. Upon request, the Company will prepare a comparable illustration reflecting the proposed insured's actual age, sex, risk classification and desired policy features.

Illustration 1                                        PRINCIPAL LIFE INSURANCE COMPANY
                                                             FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                     MALE AGE 45 NON-SMOKER                       Initial Face Amount $100,000
                                                          ASSUMING CURRENT CHARGES                            Death Benefit Option 1
                                                                (All States)

-------------------------------------------------------------------------------------------------------------------------------

                                             Death Benefit (2)                               Accumulated Value (2)
                                             Assuming Hypothetical Gross                     Assuming Hypothetical Gross
                                             Annual Investment Return of                     Annual Investment Return of
                              ------------------------------------------    ----------------------------------------------

  End of      Accumulated        0%             6%              12%            0%               6%                12%
   Year       Premiums (1)    (-1.63% Net)   (4.37% Net)     (10.37% Net)   (-1.63% Net)     (4.37% Net)       (10.37% Net)
-----------   -----------     ----------     ----------      -----------    ---------        ----------        -----------
    1              1,050        100,000        100,000          100,000          532               575                617
    2              2,153        100,000        100,000          100,000        1,039             1,157              1,281
    3              3,310        100,000        100,000          100,000        1,522             1,749              1,996
    4              4,526        100,000        100,000          100,000        1,980             2,349              2,767
    5              5,802        100,000        100,000          100,000        2,413             2,957              3,599
    6              7,142        100,000        100,000          100,000        2,818             3,571              4,497
    7              8,549        100,000        100,000          100,000        3,195             4,190              5,466
    8             10,027        100,000        100,000          100,000        3,543             4,813              6,512
    9             11,578        100,000        100,000          100,000        3,859             5,438              7,642
    10            13,207        100,000        100,000          100,000        4,145             6,066              8,867
    11            14,917        100,000        100,000          100,000        4,396             6,692             10,191
    12            16,713        100,000        100,000          100,000        4,614             7,319             11,630
    13            18,599        100,000        100,000          100,000        4,803             7,949             13,197
    14            20,579        100,000        100,000          100,000        4,957             8,578             14,904
    15            22,657        100,000        100,000          100,000        5,065             9,194             16,755
    16            24,840        100,000        100,000          100,000        5,113             9,784             18,755
    17            27,132        100,000        100,000          100,000        5,080            10,324             20,904
    18            29,539        100,000        100,000          100,000        4,948            10,795             23,205
    19            32,066        100,000        100,000          100,000        4,702            11,180             25,667
    20            34,719        100,000        100,000          100,000        4,332            11,467             28,309

30 (Age 65)       69,761              -        100,000          100,000            -             5,081             72,111

---------------------------------------------------------------------------

                                               Surrender Value (2)
                                               Assuming Hypothetical Gross
                                               Annual Investment Return of
                              ------------------------------------------

  End of      Accumulated        0%               6%            12%
   Year       Premiums (1)    (-1.63% Net)     (4.37% Net)  (10.37% Net)
-----------   -----------     ---------        ---------    ------------
    1              1,050            31               74             116
    2              2,153           538              656             780
    3              3,310         1,021            1,248           1,495
    4              4,526         1,542            1,911           2,329
    5              5,802         2,037            2,581           3,223
    6              7,142         2,505            3,258           4,183
    7              8,549         2,945            3,940           5,215
    8             10,027         3,355            4,625           6,324
    9             11,578         3,734            5,313           7,517
    10            13,207         4,082            6,003           8,804
    11            14,917         4,396            6,692          10,191
    12            16,713         4,614            7,319          11,630
    13            18,599         4,803            7,949          13,197
    14            20,579         4,957            8,578          14,904
    15            22,657         5,065            9,194          16,755
    16            24,840         5,113            9,784          18,755
    17            27,132         5,080           10,324          20,904
    18            29,539         4,948           10,795          23,205
    19            32,066         4,702           11,180          25,667
    20            34,719         4,332           11,467          28,309

30 (Age 65)       69,761             -            5,081          72,111


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies.  It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.  The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged
0%, 6%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years.  The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions.  No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Illustration 2                                                 PRINCIPAL LIFE INSURANCE COMPANY
                                                                      FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                              MALE AGE 45 NON-SMOKER              Initial Face Amount $100,000
                                                                  ASSUMING GUARANTEED CHARGES                 Death Benefit Option 1
                                                                        (All States)

--------------------------------------------------------------------------------------------------------------

                                    Death Benefit (2)                           Accumulated Value (2)
                                Assuming Hypothetical Gross                   Assuming Hypothetical Gross
                                Annual Investment Return of                  Annual Investment Return of
                       ---------------------------------------------------------------------------------------

  End of  Accumulated     0%             6%             12%            0%            6%             12%
   Year   Premiums (1)  (-1.78% Net)   (4.22% Net)    (10.22% Net)    (-1.78% Net)  (4.22% Net)  (10.22% Net)
--------- ----------------------------------------------------------------------------------------------------
    1          1,050     100,000       100,000         100,000           515           557             599
    2          2,153     100,000       100,000         100,000           995         1,111           1,232
    3          3,310     100,000       100,000         100,000         1,440         1,660           1,900
    4          4,526     100,000       100,000         100,000         1,846         2,200           2,603
    5          5,802     100,000       100,000         100,000         2,212         2,730           3,344
    6          7,142     100,000       100,000         100,000         2,534         3,244           4,121
    7          8,549     100,000       100,000         100,000         2,806         3,735           4,933
    8         10,027     100,000       100,000         100,000         3,024         4,197           5,779
    9         11,578     100,000       100,000         100,000         3,179         4,620           6,653
    10        13,207     100,000       100,000         100,000         3,267         4,996           7,554
    11        14,917     100,000       100,000         100,000         3,280         5,317           8,479
    12        16,713     100,000       100,000         100,000         3,213         5,573           9,424
    13        18,599     100,000       100,000         100,000         3,061         5,756          10,388
    14        20,579     100,000       100,000         100,000         2,815         5,853          11,367
    15        22,657     100,000       100,000         100,000         2,463         5,847          12,352
    16        24,840     100,000       100,000         100,000         1,993         5,722          13,335
    17        27,132     100,000       100,000         100,000         1,390         5,456          14,306
    18        29,539     100,000       100,000         100,000           632         5,020          15,245
    19        32,066           -       100,000         100,000             -         4,384          16,136
    20        34,719           -       100,000         100,000             -         3,510          16,957

 30 (Age 65)  69,761           -             -         100,000             -             -          13,018


-----------------------------------------------------------------

                                    Surrender Value (2)
                               Assuming Hypothetical Gross
                               Annual Investment Return of
               --------------------------------------------------

  End of  Accumulated   0%             6%             12%
   Year   Premiums (1) (-1.78% Net)   (4.22% Net)    (10.22% Net)
--------- -----------------------------------------------------
    1          1,050       14             56             98
    2          2,153      494            610            731
    3          3,310      939          1,159          1,399
    4          4,526    1,408          1,762          2,165
    5          5,802    1,836          2,354          2,968
    6          7,142    2,221          2,931          3,808
    7          8,549    2,556          3,484          4,683
    8         10,027    2,836          4,009          5,591
    9         11,578    3,054          4,495          6,528
    10        13,207    3,204          4,934          7,492
    11        14,917    3,280          5,317          8,479
    12        16,713    3,213          5,573          9,424
    13        18,599    3,061          5,756         10,388
    14        20,579    2,815          5,853         11,367
    15        22,657    2,463          5,847         12,352
    16        24,840    1,993          5,722         13,335
    17        27,132    1,390          5,456         14,306
    18        29,539      632          5,020         15,245
    19        32,066        -          4,384         16,136
    20        34,719        -          3,510         16,957

 30 (Age 65)  69,761        -              -         13,018


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies.  It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.  The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged
0%, 6%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years.  The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions.  No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration 3                                        PRINCIPAL LIFE INSURANCE COMPANY
                                                              FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                      MALE AGE 45 NON-SMOKER
                                                           ASSUMING CURRENT CHARGES                     Initial Face Amount $100,000
                                                                 (All States)                                 Death Benefit Option 2

-------------------------------------------------------------------------------------------------------------------------------

                                             Death Benefit (2)                               Accumulated Value (2)
                                             Assuming Hypothetical Gross                     Assuming Hypothetical Gross
                                             Annual Investment Return of                     Annual Investment Return of
                              ------------------------------------------    ----------------------------------------------

  End of      Accumulated        0%             6%              12%            0%               6%                12%
   Year       Premiums (1)    (-1.63% Net)   (4.37% Net)     (10.37% Net)   (-1.63% Net)     (4.37% Net)       (10.37% Net)
-----------   -----------     ----------     ----------      -----------    ---------        ----------        -----------
    1              1,050        100,529        100,572          100,615          529               572                615
    2              2,153        101,032        101,150          101,273        1,032             1,150              1,273
    3              3,310        101,509        101,734          101,979        1,509             1,734              1,979
    4              4,526        101,959        102,323          102,736        1,959             2,323              2,736
    5              5,802        102,381        102,917          103,550        2,381             2,917              3,550
    6              7,142        102,773        103,513          104,422        2,773             3,513              4,422
    7              8,549        103,136        104,110          105,357        3,136             4,110              5,357
    8             10,027        103,466        104,704          106,359        3,466             4,704              6,359
    9             11,578        103,763        105,296          107,434        3,763             5,296              7,434
    10            13,207        104,026        105,883          108,588        4,026             5,883              8,588
    11            14,917        104,252        106,462          109,825        4,252             6,462              9,825
    12            16,713        104,443        107,033          111,154        4,443             7,033             11,154
    13            18,599        104,602        107,599          112,588        4,602             7,599             12,588
    14            20,579        104,724        108,153          114,131        4,724             8,153             14,131
    15            22,657        104,797        108,682          115,781        4,797             8,682             15,781
    16            24,840        104,806        109,171          117,534        4,806             9,171             17,534
    17            27,132        104,731        109,592          119,374        4,731             9,592             19,374
    18            29,539        104,551        109,922          121,291        4,551             9,922             21,291
    19            32,066        104,253        110,142          123,273        4,253            10,142             23,273
    20            34,719        103,830        110,237          125,319        3,830            10,237             25,319

30(Age 65)        69,761              -        100,493          148,167            -               493             48,167


---------------------------------------------------------------------------

                                               Surrender Value (2)
                                               Assuming Hypothetical Gross
                                               Annual Investment Return of
                              ------------------------------------------

  End of      Accumulated        0%               6%            12%
   Year       Premiums (1)    (-1.63% Net)     (4.37% Net)  (10.37% Net)
-----------   -----------     ---------        ---------    ------------
    1              1,050            28               71             114
    2              2,153           531              649             772
    3              3,310         1,008            1,233           1,478
    4              4,526         1,520            1,885           2,298
    5              5,802         2,005            2,541           3,174
    6              7,142         2,460            3,200           4,108
    7              8,549         2,885            3,859           5,107
    8             10,027         3,278            4,516           6,171
    9             11,578         3,637            5,171           7,309
    10            13,207         3,963            5,821           8,526
    11            14,917         4,252            6,462           9,825
    12            16,713         4,443            7,033          11,154
    13            18,599         4,602            7,599          12,588
    14            20,579         4,724            8,153          14,131
    15            22,657         4,797            8,682          15,781
    16            24,840         4,806            9,171          17,534
    17            27,132         4,731            9,592          19,374
    18            29,539         4,551            9,922          21,291
    19            32,066         4,253           10,142          23,273
    20            34,719         3,830           10,237          25,319

30(Age 65)        69,761             -              493          48,167

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies.  It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.  The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged
0%, 6%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years.  The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions.  No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration 4                             PRINCIPAL LIFE INSURANCE COMPANY
                                                  FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                          MALE AGE 45 NON-SMOKER                                Initial Face Amount $100,000
                                             ASSUMING GUARANTEED CHARGES                                    Death Benefit Option 2
                                                    (All States)

--------------------------------------------------------------------------------------------------------------------

                                         Death Benefit (2)                         Accumulated Value (2)
                                    Assuming Hypothetical Gross                 Assuming Hypothetical Gross
                                    Annual Investment Return of                 Annual Investment Return of
         -      ----------------------------------------------------------------------------------------------------

  End of  Accumulated       0%             6%             12%            0%              6%               12%
   Year   Premiums (1)    (-1.78% Net)   (4.22% Net)    (10.22% Net)    (-1.78% Net)    (4.22% Net)    (10.22% Net)
-------- -----------------------------------------------------------------------------------------------------------
    1          1,050       100,513       100,554         100,597           513             554               597
    2          2,153       100,988       101,103         101,223           988           1,103             1,223
    3          3,310       101,426       101,644         101,881         1,426           1,644             1,881
    4          4,526       101,823       102,173         102,571         1,823           2,173             2,571
    5          5,802       102,178       102,688         103,291         2,178           2,688             3,291
    6          7,142       102,486       103,181         104,040         2,486           3,181             4,040
    7          8,549       102,742       103,647         104,815         2,742           3,647             4,815
    8         10,027       102,939       104,077         105,611         2,939           4,077             5,611
    9         11,578       103,072       104,462         106,421         3,072           4,462             6,421
    10        13,207       103,135       104,792         107,239         3,135           4,792             7,239
    11        14,917       103,120       105,056         108,059         3,120           5,056             8,059
    12        16,713       103,021       105,246         108,872         3,021           5,246             8,872
    13        18,599       102,837       105,353         109,672         2,837           5,353             9,672
    14        20,579       102,558       105,362         110,449         2,558           5,362            10,449
    15        22,657       102,172       105,258         111,185         2,172           5,258            11,185
    16        24,840       101,671       105,023         111,865         1,671           5,023            11,865
    17        27,132       101,042       104,637         112,468         1,042           4,637            12,468
    18        29,539       100,265       104,071         112,962           265           4,071            12,962
    19        32,066             -       103,298         113,316             -           3,298            13,316
    20        34,719             -       102,288         113,493             -           2,288            13,493

 30(age 65)   69,761             -             -               -             -               -                 -



----------------------------------------------------------------------------

                                    Surrender Value (2)
                                  Assuming Hypothetical Gross
                                  Annual Investment Return of
                                -----------------------------

  End of      Accumulated       0%               6%             12%
   Year       Premiums (1)     (-1.78% Net)     (4.22% Net)    (10.22% Net)
-----------   -----------------------------------------------------------
    1              1,050           12               53             96
    2              2,153          487              602            722
    3              3,310          925            1,143          1,380
    4              4,526        1,385            1,735          2,132
    5              5,802        1,802            2,312          2,915
    6              7,142        2,173            2,868          3,727
    7              8,549        2,491            3,397          4,565
    8             10,027        2,751            3,889          5,423
    9             11,578        2,947            4,336          6,296
    10            13,207        3,072            4,729          7,177
    11            14,917        3,120            5,056          8,059
    12            16,713        3,021            5,246          8,872
    13            18,599        2,837            5,353          9,672
    14            20,579        2,558            5,362         10,449
    15            22,657        2,172            5,258         11,185
    16            24,840        1,671            5,023         11,865
    17            27,132        1,042            4,637         12,468
    18            29,539          265            4,071         12,962
    19            32,066            -            3,298         13,316
    20            34,719            -            2,288         13,493

 30(age 65)       69,761            -                -              -

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies.  It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.  The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged
0%, 6%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years.  The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions.  No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

ADDITIONAL INFORMATION


Additional information about the Policy is available in the Statement of Additional Information dated April 30, 2004 and which is part of this prospectus.


Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Flex Variable Life, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com


Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street NW, Washington, D.C. 20549-0102.

                          Principal Flex Variable Life
                  Investment Company Act File No. 33-13481


                                     PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                        PRINCIPAL FLEXIBLE VARIABLE LIFE







                            DATED APRIL 30, 2004







The Statement of Additional Information provides information about the Principal Flexible Variable Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.






This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy's Prospectus dated April 30, 2004. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:






                        Principal Flexible Variable Life
                           Principal Financial Group
                                 P.O. Box 9296
                            Telephone:1-800-247-9988

                               TABLE OF CONTENTS


                                                                            Page


GENERAL INFORMATION AND HISTORY .........................................

 THE COMPANY ............................................................

 PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT ........

INDEPENDENT AUDITOR .....................................................

UNDERWRITERS ............................................................

ADDITIONAL INFORMATION ABOUT CHARGES ....................................

 SPECIAL PURCHASE PLANS .................................................

 UNDERWRITING PROCEDURES ................................................

PERFORMANCE DATA ........................................................

FINANCIAL STATEMENTS....................................................






GENERAL INFORMATION AND HISTORY


THE COMPANY
Principal Life Insurance Company (the "Company") is the issuer of the Principal Variable Universal Life Accumulator II Insurance Policy (the "Policy"). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.


INDEPENDENT AUDITORS

Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as independent auditors for Principal Life Insurance Company Variable Life Separate Account and the Company.

UNDERWRITERS


The principal underwriter of the Policy is Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, IA 50392-0200. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


The Policy's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

                                2003                   2002                 2001
                         RECEIVED/RETAINED      RECEIVED/RETAINED    RECEIVED/RETAINED
                         -----------------      -----------------    -----------------
                               $83,476/$0          $108,957/$0          $127,685/$0






COMMISSIONS PAID TO DEALERS
For Policies sold through Princor, commissions will range between 0% and 50% of premium received in the first year of a Policy (and between 0% and 50% of premium received in the first year following an adjustment date), up to a target premium determined by a rate per $1,000 of face amount which varies by the age and sex of the insured. In addition, commissions will include 0% to 4% of premium received in the first year of the Policy, above the target premium. For years two and later of a Policy, commissions will range from 0% to 2% of premiums received. A service fee of 0% to 2% is paid on all premiums received after the first policy year. In addition, a persistency renewal commission may be paid which ranges from 1.25% to 5.25% of premiums received in the first three policy years, depending upon the agent's or broker's total life insurance sales for the Company. Expense allowances may also be payable to agents and brokers based upon premiums received. Commission amounts for contracts distributed by broker-dealers other than the principal underwriter will vary.

ADDITIONAL INFORMATION ABOUT CHARGES


SPECIAL PURCHASE PLANS
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
.. employees, officers, directors, agents and immediate family members of the group or sponsored arrangement; and
.. employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).


Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.


We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.


UNDERWRITING PROCEDURES


Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Associations of Insurance Commissioners), age last birthday, with distinction for the insured's gender and smoking status. The rates will reflect the insured's risk class(es).



PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


The Policy was not offered prior to June 28, 1988. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.


From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The "effective yield" is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2003, the 7-day annualized and effective yields were 0.63% and 0.63%, respectively.



In addition, the Separate Account advertises the "yield" for certain other divisions. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first ten policy years (or within ten years of a face amount increase) are subject to a surrender charge


Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.


The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy's value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy's performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.




Following are the hypothetical average annual total returns for the periods ended December 31, 2003 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:


                            EFFECTIVE                                          SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION
       --------             ---------       --------  ----------  ---------  ---------
 AIM V.I. Core Equity   May 2, 1994          23.49%     -2.19%                  8.64%
 AIM V.I. Growth         May 5, 1993         30.26      -9.11        4.67       5.32
 AIM V.I. Premier
 Equity                  May 5, 1993         24.15      -4.02        7.67       8.53
 American Century VP
 Income & Growth         October 31, 1997    28.39      -0.58                   4.46
 American Century VP
 Ultra                   May 1, 2001         23.97                             -3.80
 American Century VP
 Value                   May 1, 1996         27.85       7.41                  10.02
 Dreyfus IP Founders
 Discovery               December 15, 1999   35.17                             -8.62
 Fidelity VIP
 Contrafund              January 3, 1995     27.50       2.66                  13.09
 Fidelity VIP
 Equity-Income           November 3, 1986    29.36       2.70       10.03      10.22
 Fidelity VIP Growth    October 31, 1986     31.55      -2.28        8.65      10.73
 Fidelity VIP High
 Income                 October 1, 1985      26.31      -3.29        2.18       3.50
 INVESCO VIF - Dynamics August 25, 1997      36.79      -1.35                   2.10
 INVESCO VIF - Health
 Sciences               May 22, 1997         26.83       2.16                   8.68
 INVESCO VIF - Small
 Company Growth         August 25, 1997      32.44       3.22                   4.68
 INVESCO VIF -
 Technology             May 21, 1997         44.20      -4.39                   1.99
 Janus Aspen Mid Cap    September 13, 1993
 Growth                                      33.76      -2.99        7.17       8.59
 Principal VCF Asset
 Allocation             June 1, 1994         20.70       3.53                   7.67
 Principal VCF
 Balanced               June 13, 1988        17.94      -1.07        5.22       6.87
 Principal VCF Bond     July 11, 1988         3.80       4.63        5.74       7.35
 Principal VCF Capital
 Value                  June 13, 1988        24.56      -1.27        8.01       8.50
 Principal VCF Equity
 Growth                 June 1, 1994         25.01      -1.66                  10.57
 Principal VCF Equity
 Income (fka
 Utilities)             May 1, 1998          12.98      -3.23                  -0.46
 Principal VCF
 Government Securities  April 9, 1987         1.08       4.99        5.61       7.05
 Principal VCF Growth   May 2, 1994          25.52      -7.61                   4.23
 Principal VCF
 International          May 2, 1994          31.34      -1.33                   4.55
 Principal VCF
 International
 Emerging Markets       October 24, 2000     56.03                              7.91
 Principal VCF
 International
 SmallCap               May 1, 1998          53.00      10.77                   7.26
 Principal VCF
 LargeCap Blend         May 1, 2002          22.83                              1.97
 Principal VCF
 LargeCap Growth
 Equity                 October 24, 2000     22.22                            -22.91
 Principal VCF
 LargeCap Stock Index   May 3, 1999          27.36                             -3.89
 Principal VCF
 LargeCap Value         May 1, 2002          27.10                              4.99
 Principal VCF Limited
 Term Bond              May 1, 2003                                             0.28
 Principal VCF MidCap   June 13, 1988        31.82       7.80       10.89      12.18
 Principal VCF MidCap
 Growth                 May 1, 1998          39.53      -0.15                  -0.83
 Principal VCF
 MidCap Value           May 3, 1999          35.47                             11.62
 Principal VCF Money
 Market                 March 18, 1983       -0.02       2.59        3.39       4.05
 Principal VCF Real
 Estate Securities
 (fka Real Estate)      May 1, 1998          37.87      14.42                  11.18
 Principal VCF
 SmallCap               May 1, 1998          35.80       4.48                  -0.27
 Principal VCF
 SmallCap Growth        May 1, 1998          44.56      -2.74                  -2.01
 Principal VCF
 SmallCap Value         May 1, 1998          49.48      16.14                  10.77
 Putnam VT Voyager      February 1, 1988     23.98      -1.99        8.13      11.04
 Wells Fargo VT Asset
 Allocation             April 15, 1994       21.18       1.04                   8.65
 Wells Fargo VT Equity
 Income                 May 6, 1996          25.27       0.50                   6.86
 Wells Fargo VT Large
 Company Growth         September 20, 1999   25.34                             -4.18




FINANCIAL STATEMENTS



                         Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Aggressive Growth, AIM V.I. Core Equity, AIM V.I. Core Equity, Series II, AIM V.I. Growth, AIM V.I. Growth, Series II, AIM V.I. International Growth, AIM V.I. Premier Equity, AIM V.I. Premier Equity, Series II, American Century VP Income & Growth, Class II, American Century VP International, Class II, American Century VP Ultra, Class II, American Century VP Value, Class II, American Century VP Income and Growth, Class I, American Century VP Ultra, Class I, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus DIP Founders Discovery, Dreyfus DIP Core Value, Dreyfus Socially Responsible Growth, Dreyfus VIF Appreciation, Dreyfus VIF Developing Leaders (formerly Dreyfus VIF Small Cap), Dreyfus VIF Quality Bond, Equity Growth, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP High Income, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Equity-Income, Fidelity VIP II Growth, Fidelity VIP II High Income, Fidelity VIP II MidCap, Franklin Income Securities, Franklin Mutual Discovery, Franklin Mutual Shares, Franklin Rising Dividends, Franklin Small Cap Value Securities, Government Securities, Growth, International, International Emerging Markets, International SmallCap, INVESCO VIF-Dynamics, INVESCO VIF-Health Sciences, INVESCO VIF-Small Company Growth, INVESCO VIF-Technology, Janus Aspen Balanced, Janus Aspen Core Equity, Janus Aspen Flexible Income, Janus Aspen Mid Cap Growth (formerly Janus Aspen Aggressive Growth), Janus Aspen Worldwide Growth, JP Morgan Bond, JP Morgan Small Company, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MFS VIT Emerging Growth, MFS VIT MidCap Growth, MFS VIT New Discovery, MFS VIT Value, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Guardian, Putnam VT Growth & Income, Putnam VT International Equity (formerly Putnam VI International Growth), Putnam VT Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Utilities, Vanguard VIF Balanced, Vanguard VIF Equity Index, Vanguard VIF MidCap Index, Wells Fargo VT Asset Allocation, Wells Fargo VT Equity Income, and Wells Fargo VT Large Company Growth Divisions] as of December 31,

2003, and the related statements of operations for the year then ended and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP

Des Moines, Iowa
February 20, 2004

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2003



                                                    AIM V.I.
                                                   Aggressive         AIM V.I.
                                                 Growth Division    Core Equity
                                                                      Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market     $177,803      $1,218,220

Liabilities                                                 -               -
                                                --------------------------------
                                                --------------------------------
Net assets                                           $177,803      $1,218,220
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                             $         -     $    24,590
   PrinFlex Life                                            -         840,791
   Survivorship Variable Universal Life                     -          25,141
   Variable Universal Life Accumulator                      -         327,698
   Variable Universal Life Accumulator II                   -               -
   Benefit Variable Universal Life                     85,569               -
   Executive Variable Universal Life                   92,234               -
                                                ----------------
                                                --------------------------------
Total net assets                                     $177,803      $1,218,220
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost       $148,023      $1,065,485
Shares of mutual fund owned                            16,790          58,177

Accumulation units outstanding:
   Flex Variable Life                                       -           2,847
   PrinFlex Life                                            -          95,457
   Survivorship Variable Universal Life                     -           2,854
   Variable Universal Life Accumulator                      -          37,205
   Variable Universal Life Accumulator II                   -               -
   Benefit Variable Universal Life                      8,759               -
   Executive Variable Universal Life                    9,441               -

Accumulation unit value:
   Flex Variable Life                                       -            8.64
   PrinFlex Life                                            -            8.81
   Survivorship Variable Universal Life                     -            8.81
   Variable Universal Life Accumulator                      -            8.81
   Variable Universal Life Accumulator II                   -               -
   Benefit Variable Universal Life                       9.77               -
   Executive Variable Universal Life                     9.77               -

See accompanying notes.

                                                                                         AIM V.I. Premier
     AIM V.I.                       AIM V.I. Growth,     AIM V.I.      AIM V.I. Premier      Equity,
   Core Equity,    AIM V.I. Growth Series II Division  International   Equity Division  Series II Division
Series II Division    Division                        Growth Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

          $41,490      $1,480,688          $21,833        $15,908         $3,223,678         $152,494

              -                 -                -                -                  -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          $41,490      $1,480,688          $21,833        $15,908         $3,223,678         $152,494
===========================================================================================================
===========================================================================================================

        $     -      $      1,367       $        -      $         -       $     13,461    $          -
              -         1,212,435                -                -          2,582,650               -
              -            56,168                -                -            115,585               -
              -           210,718                -                -            511,982               -
         41,490                 -           21,833                -                  -         152,494


              -                 -                -                -                  -               -
              -                 -                -           15,908                  -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $41,490        $1,480,688          $21,833          $15,908         $3,223,678        $152,494
===========================================================================================================
===========================================================================================================

        $38,155        $1,297,710          $20,430          $12,515         $3,009,490        $141,219
          1,990            99,844            1,480              992            159,351           7,572


              -               180                -                -              1,777               -
              -           156,343                -                -            334,261               -
              -             7,243                -                -             14,960               -
              -            27,172                -                -             66,264               -
          3,202                 -            1,647                -                  -          11,869
              -                 -                -                -                  -               -
              -                 -                -            1,518                  -               -


              -              7.59                -                -               7.58               -
              -              7.75                -                -               7.73               -
              -              7.75                -                -               7.73               -
              -              7.75                -                -               7.73               -
          12.96                 -           13.26                 -                  -           12.85
              -                 -                -                -                  -               -
              -                 -                -            10.48                  -               -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                     American
                                                   Century          American
                                                   VP Income       Century VP
                                                   &  Growth,     International,
                                                   Class II          Class II
                                                   Division          Division
                                                  ------------------------------
                                                  ------------------------------
Assets
Investments in shares of mutual funds, at market         $73,193        $111,961

Liabilities                                                    -               -
                                                  ------------------------------
                                                  ------------------------------
Net assets                                               $73,193        $111,961
                                                  ==============================
                                                  ==============================

Net assets
Accumulation units:
   Flex Variable Life                                 $        -     $         -
   PrinFlex Life                                               -               -
   Survivorship Variable Universal Life                        -               -
   Variable Universal Life Accumulator                         -               -
   Variable Universal Life Accumulator II                 52,335               -
   Benefit Variable Universal Life                         6,553           3,561
   Executive Variable Universal Life                      14,305         108,400
                                                  ------------------------------
                                                  ------------------------------
Total net assets                                         $73,193        $111,961
                                                  ==============================
                                                  ==============================

Investments in shares of mutual funds, at cost           $64,136        $ 97,262
Shares of mutual fund owned                               11,157          17,439

Accumulation units outstanding:
   Flex Variable Life                                          -               -
   PrinFlex Life                                               -               -
   Survivorship Variable Universal Life                        -               -
   Variable Universal Life Accumulator                         -               -
   Variable Universal Life Accumulator II                  4,971               -
   Benefit Variable Universal Life                           622             360
   Executive Variable Universal Life                       1,359          10,963

Accumulation unit value:
   Flex Variable Life                                          -               -
   PrinFlex Life                                               -               -
   Survivorship Variable Universal Life                        -               -
   Variable Universal Life Accumulator                         -               -
   Variable Universal Life Accumulator II                  10.53               -
   Benefit Variable Universal Life                         10.54            9.89
   Executive Variable Universal Life                       10.53            9.89

See accompanying notes.

                                    American Century
 American Century  American Century   VP Income and
 VP Ultra, Class   VP Value, Class       Growth,      American Century
   II Division       II Division    Class I Division VP Ultra, Class I Asset Allocation
                                                          Division         Division     Balanced Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $302,404         $1,410,397          $2,348,173     $1,235,426        $13,695,194       $15,053,454

             -                  -                   -              -                  -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $302,404         $1,410,397          $2,348,173     $1,235,426        $13,695,194       $15,053,454
===========================================================================================================
===========================================================================================================



   $         -       $      5,951        $      6,605    $     9,925      $      57,772       $ 2,914,208
             -            859,043           1,685,320        801,085         11,581,041        10,993,922
             -            111,495              47,693         35,856            963,629           631,943
             -            264,883             608,555        388,560          1,047,154           466,145
        60,336             55,688                   -              -             45,598            47,236
        33,784             48,142                   -              -                  -                 -
       208,284             65,195                   -              -                  -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $302,404         $1,410,397          $2,348,173     $1,235,426        $13,695,194       $15,053,454
===========================================================================================================
===========================================================================================================

      $269,205         $1,192,647          $2,043,233     $1,113,244        $13,199,292       $15,938,723
        33,013            181,285             357,408        134,578          1,170,529         1,130,988


             -                552                 715          1,141              5,776           103,676
             -             78,697             178,849         90,297            746,244           863,918
             -             10,214               5,061          4,042             83,950            66,131
             -             24,266              64,581         43,798             67,475            36,630
         6,101              5,102                   -              -              2,938             3,712
         3,416              4,410                   -              -                  -                 -
        21,061              5,972                  -               -                  -                 -



             -             10.78                9.24           8.70              10.00             28.11
             -             10.92                9.42           8.87              15.52             12.73
             -             10.92                9.42           8.87              11.48              9.56
             -             10.92                9.42           8.87              15.52             12.73
         9.89              10.91                   -               -             15.52             12.73
         9.89              10.92                   -               -              -                     -
         9.89              10.92                   -               -              -                     -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003



                                                     Bond       Capital Value
                                                   Division        Division
                                                 -----------------------------
                                                 -----------------------------
Assets
Investments in shares of mutual funds, at market    $29,416,472    $42,124,465

Liabilities                                                   -              -
                                                 -----------------------------
                                                 -----------------------------
Net assets                                          $29,416,472    $42,124,465
                                                 =============================
                                                 =============================

Net assets
Accumulation units:
   Flex Variable Life                              $  2,770,820   $  6,429,015
   PrinFlex Life                                     22,211,701     27,363,069
   Survivorship Variable Universal Life                 893,923        773,663
   Variable Universal Life Accumulator                1,641,846      7,363,050
   Variable Universal Life Accumulator II               652,116        144,774
   Benefit Variable Universal Life                      208,937              -
   Executive Variable Universal Life                  1,037,129         50,894
                                                 -----------------------------
                                                 -----------------------------
Total net assets                                    $29,416,472    $42,124,465
                                                 =============================
                                                 =============================

Investments in shares of mutual funds, at cost      $28,188,314    $42,911,691
Shares of mutual fund owned                           2,389,640      1,441,138

Accumulation units outstanding:
   Flex Variable Life                                    92,426        180,701
   PrinFlex Life                                      1,443,871      1,975,467
   Survivorship Variable Universal Life                  66,734         82,723
   Variable Universal Life Accumulator                  106,728        531,565
   Variable Universal Life Accumulator II                42,391         10,452
   Benefit Variable Universal Life                       13,582              -
   Executive Variable Universal Life                     67,418          3,674

Accumulation unit value:
   Flex Variable Life                                     29.98         35.58
   PrinFlex Life                                          15.38         13.85
   Survivorship Variable Universal Life                   13.40          9.35
   Variable Universal Life Accumulator                    15.38         13.85
   Variable Universal Life Accumulator II                 15.38         13.85
   Benefit Variable Universal Life                        15.38              -
   Executive Variable Universal Life                     15.38          13.85

See accompanying notes.

 Dreyfus DIP Founders
  Discovery Division       Dreyfus DIP       Dreyfus Socially        Dreyfus VIF          Dreyfus VIF
                       Core Value Division  Responsible Growth  Appreciation Division Developing Leaders
                                                 Division                                  Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

        $532,889              $457,048              $15,975             $46,105              $991,250

               -                     -                    -                   -                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $532,889              $457,048              $15,975             $46,105              $991,250
===========================================================================================================
===========================================================================================================



       $   4,032          $          -           $        -          $        -          $          -
         409,176                     -                    -                   -                     -
           3,969                     -                    -                   -                     -
         115,712                     -                    -                   -                     -
               -                     -                    -                   -               116,640
               -                 4,300               15,975              34,089                38,608
               -               452,748                    -              12,016               836,002
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $532,889              $457,048              $15,975             $46,105              $991,250
===========================================================================================================
===========================================================================================================

        $471,656              $397,668              $13,772             $43,030              $826,312
          59,741                32,461                  674               1,344                26,704


             508                     -                    -                   -                     -
          50,597                     -                    -                   -                     -
             491                     -                    -                   -                     -
          14,308                     -                    -                   -                     -
               -                     -                    -                   -                11,673
               -                   427                1,707               3,420                 3,864
               -                44,943                    -               1,206                83,668


            7.94                     -                    -                   -                     -
            8.09                     -                    -                   -                     -
            8.08                     -                    -                   -                     -
            8.09                     -                    -                   -                     -
               -                     -                    -                   -                  9.99
               -                10.07                 9.36                 9.97                  9.99
               -                10.07                     -                9.96                  9.99

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003


                                                  Dreyfus VIF     Equity Growth
                                                 Quality Bond        Division
                                                   Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market     $92,620         $64,208,666

Liabilities                                                -                   -
                                                --------------------------------
                                                --------------------------------
Net assets                                           $92,620         $64,208,666
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                             $        -      $       47,904
   PrinFlex Life                                           -          59,612,195
   Survivorship Variable Universal Life                    -           3,016,442
   Variable Universal Life Accumulator                     -           1,154,174
   Variable Universal Life Accumulator II                  -             270,248
   Benefit Variable Universal Life                    79,522              25,954
   Executive Variable Universal Life                  13,098              81,749
                                                --------------------------------
                                                --------------------------------
Total net assets                                     $92,620         $64,208,666
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost       $94,457         $76,151,805
Shares of mutual fund owned                            8,068           4,359,040

Accumulation units outstanding:
   Flex Variable Life                                      -               5,953
   PrinFlex Life                                           -           4,235,172
   Survivorship Variable Universal Life                    -             356,392
   Variable Universal Life Accumulator                     -              81,999
   Variable Universal Life Accumulator II                  -              19,200
   Benefit Variable Universal Life                     7,162               1,844
   Executive Variable Universal Life                   1,178               5,808

Accumulation unit value:
   Flex Variable Life                                      -               8.05
   PrinFlex Life                                           -              14.08
   Survivorship Variable Universal Life                    -               8.46
   Variable Universal Life Accumulator                     -              14.08
   Variable Universal Life Accumulator II                  -              14.08
   Benefit Variable Universal Life                     11.10              14.07
   Executive Variable Universal Life                   11.12              14.08

See accompanying notes.

                                                          Fidelity                           Fidelity
                                                           VIP II          Fidelity           VIP II
   Fidelity VIP      Fidelity VIP     Fidelity VIP         Asset            VIP II        Equity- Income
    Contrafund      Equity-Income      High Income    Manager Division    Contrafund         Division
     Division          Division         Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $56,443,399       $27,696,305         $5,507,597        $538,275         $784,680       $1,572,529

              -                 -                  -                                -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $56,443,399       $27,696,305         $5,507,597        $538,275         $784,680       $1,572,529
===========================================================================================================
===========================================================================================================



  $     104,761    $       78,054      $       4,474    $          -      $         -   $             -
     51,973,180        24,440,198          5,240,026               -                -                -
      2,430,319         1,818,761            132,890               -                -                -
      1,935,139         1,359,292            130,207               -                -                -
              -                 -                  -               -          210,344          267,263
              -                 -                  -          33,174           22,194          234,427
              -                 -                  -         505,101          552,142        1,070,839
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $56,443,399       $27,696,305         $5,507,597        $538,275         $784,680       $1,572,529
===========================================================================================================
===========================================================================================================

    $53,990,995       $26,202,962         $5,510,653        $532,219         $670,365       $1,320,630
      2,440,268         1,194,836            792,460          37,721           34,221           68,490


          9,790             8,020                385               -                -                -
      2,783,779         1,505,443            488,038               -                -                -
        224,274           167,688             14,660               -                -                -
        103,650            83,728             12,127               -                -                -
              -                 -                  -               -           19,022           25,464
              -                 -                  -           3,030            2,007           22,336
              -                 -                  -          46,133           49,933          102,028


         10.70               9.73             11.62                -                -                -
         18.67              16.23             10.74                -                -                -
         10.84              10.85              9.06                -                -                -
         18.67              16.23             10.74                -                -                -
              -                 -                  -               -           11.06            10.50
              -                 -                  -          10.95            11.06            10.50
              -                 -                  -          10.95            11.06            10.50

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003



                                                   Fidelity          Fidelity
                                                    VIP II            VIP II
                                                Growth Division    High Income
                                                                     Division
                                                -------------------------------
                                                -------------------------------
Assets
Investments in shares of mutual funds, at market    $1,909,192       $345,657

Liabilities                                                  -              -
                                                -------------------------------
                                                -------------------------------
Net assets                                          $1,909,192       $345,657
                                                ===============================
                                                ===============================

Net assets
Accumulation units:
   Flex Variable Life                                    9,970              -
   PrinFlex Life                                       796,083              -
   Survivorship Variable Universal Life                212,978              -
   Variable Universal Life Accumulator                 223,784              -
   Variable Universal Life Accumulator II               85,720         14,057
   Benefit Variable Universal Life                      62,915         96,287
   Executive Variable Universal Life                   517,742        235,313
                                                -------------------------------
                                                -------------------------------
Total net assets                                    $1,909,192       $345,657
                                                ===============================
                                                ===============================

Investments in shares of mutual funds, at cost      $1,741,239       $310,732
Shares of mutual fund owned                             62,148         50,314

Accumulation units outstanding:
   Flex Variable Life                                    1,026              -
   PrinFlex Life                                        80,947              -
   Survivorship Variable Universal Life                 21,656              -
   Variable Universal Life Accumulator                  22,755              -
   Variable Universal Life Accumulator II                8,716          1,077
   Benefit Variable Universal Life                       6,397          7,376
   Executive Variable Universal Life                    52,645         18,027

Accumulation unit value:
   Flex Variable Life                                    9.72               -
   PrinFlex Life                                         9.83               -
   Survivorship Variable Universal Life                  9.83               -
   Variable Universal Life Accumulator                   9.83               -
   Variable Universal Life Accumulator II                9.83          13.05
   Benefit Variable Universal Life                       9.84          13.05
   Executive Variable Universal Life                     9.83          13.05

See accompanying notes.

                                                                                             Franklin
     Fidelity      Franklin Income   Franklin Mutual  Franklin Mutual   Franklin Rising  Small Cap Value
  VIP II MidCap       Securities        Discovery     Shares Division      Dividends        Securities
     Division          Division         Division                           Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $1,045,357         $230,404           $195,104        $536,414            $796,474        $561,867

             -                -                                                      -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $1,045,357         $230,404           $195,104        $536,414            $796,474        $561,867
===========================================================================================================
===========================================================================================================



$             -    $          -       $          -    $          -        $          -     $         -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
        45,207                -                  -               -                   -               -
       154,803           13,039             21,778         132,595             186,494          90,381
       845,347          217,365            173,326         403,819             609,980         471,486
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $1,045,357         $230,404           $195,104        $536,414            $796,474        $561,867
===========================================================================================================
===========================================================================================================

    $  836,077         $210,974           $162,087        $474,597            $687,658        $447,951
        43,611           16,191             14,036          36,025              49,501          44,346

             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
         3,828                -                  -               -                   -               -
        13,110            1,045              2,007          12,502              17,444           8,529
        71,589           17,416             15,970          38,075              57,057          44,493


             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
             -                -                  -               -                   -               -
         11.81                -                  -               -                   -               -
         11.81            12.48             10.85            10.61              10.69           10.60
         11.81            12.48             10.85            10.61              10.69           10.60

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003




                                                 Government
                                                 Securities     Growth Division
                                                  Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market    $26,738,470      $17,715,418

Liabilities                                                   -                -
                                                --------------------------------
                                                --------------------------------
Net assets                                          $26,738,470      $17,715,418
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                             $     208,162 $             94
   PrinFlex Life                                     17,172,232       16,352,202
   Survivorship Variable Universal Life               4,385,268        1,126,065
   Variable Universal Life Accumulator                3,305,313          204,534
   Variable Universal Life Accumulator II               331,512           32,523
   Benefit Variable Universal Life                      241,995                -
   Executive Variable Universal Life                  1,093,988                -
                                                --------------------------------
                                                --------------------------------
Total net assets                                    $26,738,470      $17,715,418
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost      $26,244,649      $24,629,811
Shares of mutual fund owned                           2,271,748        1,617,846

Accumulation units outstanding:
   Flex Variable Life                                    18,267               12
   PrinFlex Life                                      1,095,937        1,588,623
   Survivorship Variable Universal Life                 325,138          171,779
   Variable Universal Life Accumulator                  210,946           19,870
   Variable Universal Life Accumulator II                21,157            3,160
   Benefit Variable Universal Life                       15,444                -
   Executive Variable Universal Life                     69,819                -

Accumulation unit value:
   Flex Variable Life                                    11.40             7.83
   PrinFlex Life                                         15.67            10.29
   Survivorship Variable Universal Life                  13.49             6.56
   Variable Universal Life Accumulator                   15.67            10.29
   Variable Universal Life Accumulator II                15.67            10.29
   Benefit Variable Universal Life                       15.67                 -
   Executive Variable Universal Life                     15.67                 -

See accompanying notes.

                          International Emerging
 International Division      Markets Division     International SmallCap       INVESCO VIF-
                                                         Division           Dynamics Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

       $30,677,062              $1,035,900             $14,705,430               $554,531

                 -                       -                       -                      -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
       $30,677,062              $1,035,900             $14,705,430               $554,531
==================================================================================================
==================================================================================================



    $       16,777            $     33,782           $      42,387            $       203
        24,088,116                 610,452              12,430,192                456,126
         1,208,769                  16,230               1,056,717                 20,075
         4,840,139                 288,532                 974,643                 41,483
           356,329                  86,904                 141,805                      -
             8,931                       -                  23,886                 17,595
           158,001                       -                  35,800                 19,049
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
       $30,677,062              $1,035,900             $14,705,430               $554,531
==================================================================================================
==================================================================================================

       $29,245,064              $  811,092             $10,910,052               $481,962
         2,672,218                  80,552               1,071,044                 47,114


             1,807                   2,716                   3,939                     27
         2,058,557                  48,489                 792,882                 60,378
           135,558                   1,289                  79,263                  2,657
           413,629                  22,918                  62,169                  5,492
            30,451                   6,903                   9,045                      -
               763                       -                   1,524                  2,329
            13,502                       -                   2,284                  2,521


              9.28                  12.44                    10.76                   7.52
             11.70                  12.59                    15.68                   7.55
              8.92                  12.59                    13.33                   7.56
             11.70                  12.59                    15.68                   7.55
             11.70                  12.59                    15.68                      -
             11.71                       -                   15.67                   7.55
             11.70                       -                   15.67                   7.56

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003


                                                               INVESCO VIF-Small
                                                     INVESCO     Company Growth
                                                   VIF-Health       Division
                                                Sciences Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market      $2,912,591      $1,169,990

Liabilities                                                    -               -
                                                --------------------------------
                                                --------------------------------
Net assets                                            $2,912,591      $1,169,990
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                               $     11,011    $      1,876
   PrinFlex Life                                       1,975,754         658,402
   Survivorship Variable Universal Life                  139,916          20,409
   Variable Universal Life Accumulator                   504,494         163,161
   Variable Universal Life Accumulator II                 98,984             -
   Benefit Variable Universal Life                        65,722          53,119
   Executive Variable Universal Life                     116,710         273,023
                                                --------------------------------
                                                --------------------------------
Total net assets                                      $2,912,591      $1,169,990
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost        $2,616,504      $1,006,319
Shares of mutual fund owned                              165,771          86,474

Accumulation units outstanding:
   Flex Variable Life                                      1,168             245
   PrinFlex Life                                         205,437          84,187
   Survivorship Variable Universal Life                   14,548           2,610
   Variable Universal Life Accumulator                    52,457          20,862
   Variable Universal Life Accumulator II                 10,292             -
   Benefit Variable Universal Life                         6,834           6,792
   Executive Variable Universal Life                      12,135          34,910

Accumulation unit value:
   Flex Variable Life                                      9.43            7.66
   PrinFlex Life                                           9.62            7.82
   Survivorship Variable Universal Life                    9.62            7.82
   Variable Universal Life Accumulator                     9.62            7.82
   Variable Universal Life Accumulator II                  9.62              -
   Benefit Variable Universal Life                         9.62            7.82
   Executive Variable Universal Life                       9.62            7.82

See accompanying notes.

                                                   Janus                                     Janus
       INVESCO                Janus                Aspen                Janus                Aspen
    VIF-Technology       Aspen Balanced    Core Equity Division    Aspen Flexible       Mid Cap Growth
       Division             Division                               Income Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $1,650,549              $198,412             $288,379           $2,053,209            $2,078,616

               -                     -                    -                    -                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,650,549              $198,412             $288,379           $2,053,209            $2,078,616
===========================================================================================================
===========================================================================================================



     $    33,976          $          -            $       -      $             -           $    23,013
       1,264,625                     -                    -                    -             1,482,206
          34,513                     -                    -                    -                57,873
         201,729                     -                    -                    -               339,590
               -                     -                    -                    -                     -
          15,509                     -               63,267              173,976                     -
         100,197               198,412              225,112            1,879,233               175,934
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,650,549              $198,412             $288,379           $2,053,209            $2,078,616
===========================================================================================================
===========================================================================================================

      $1,432,311              $183,304             $253,913           $2,041,392            $1,805,968
         139,052                 8,330               17,563              156,495                98,747


           6,297                     -                    -                    -                 3,202
         229,806                     -                    -                    -               202,228
           6,272                     -                    -                    -                 7,896
          36,659                     -                    -                    -                46,333
               -                     -                    -                    -                     -
           2,818                     -                6,340               15,005                     -
          18,208                18,831               22,560              162,075                24,004


            5.40                  -                    -                       -                  7.19
            5.50                  -                    -                       -                  7.33
            5.50                  -                    -                       -                  7.33
            5.50                  -                    -                       -                  7.33
               -                  -                    -                       -                     -
            5.50                  -                 9.98                   11.59                     -
            5.50              10.54                 9.98                   11.59                  7.33

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003



                                                    Janus Aspen
                                                 Worldwide Growth JP Morgan Bond
                                                     Division        Division
                                                 -------------------------------
                                                 -------------------------------
Assets
Investments in shares of mutual funds, at market       $87,529         $56,052

Liabilities                                                  -               -
                                                 -------------------------------
                                                 -------------------------------
Net assets                                             $87,529         $56,052
                                                 ===============================
                                                 ===============================

Net assets
Accumulation units:
   Flex Variable Life                                        -               -
   PrinFlex Life                                             -               -
   Survivorship Variable Universal Life                      -               -
   Variable Universal Life Accumulator                       -               -
   Variable Universal Life Accumulator II                    -               -
   Benefit Variable Universal Life                      40,970          17,599
   Executive Variable Universal Life                    46,559          38,453
                                                 -------------------------------
                                                 -------------------------------
Total net assets                                       $87,529         $56,052
                                                 ===============================
                                                 ===============================

Investments in shares of mutual funds, at cost         $76,598         $55,665
Shares of mutual fund owned                              3,406           4,542

Accumulation units outstanding:
   Flex Variable Life                                        -               -
   PrinFlex Life                                             -               -
   Survivorship Variable Universal Life                      -               -
   Variable Universal Life Accumulator                       -               -
   Variable Universal Life Accumulator II                    -               -
   Benefit Variable Universal Life                       4,251           1,584
   Executive Variable Universal Life                     4,831           3,462

Accumulation unit value:
   Flex Variable Life                                        -               -
   PrinFlex Life                                             -               -
   Survivorship Variable Universal Life                      -               -
   Variable Universal Life Accumulator                       -               -
   Variable Universal Life Accumulator II                    -               -
   Benefit Variable Universal Life                        9.64           11.11
   Executive Variable Universal Life                      9.64           11.11

See accompanying notes.

 JP Morgan Small                     LargeCap Growth   LargeCap Stock
 Company Division   LargeCap Blend   Equity Division       Index        LargeCap Value  Limited Term Bond
                       Division                           Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $261,934          $2,358,289      $6,980,927      $24,713,364         $2,908,786        $107,365

            -                   -               -                -                  -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $261,934          $2,358,289      $6,980,927      $24,713,364         $2,908,786        $107,365
===========================================================================================================
===========================================================================================================



  $         -         $    10,106     $    16,357     $    134,356        $    36,243     $         -
            -           1,303,560         652,922       20,802,809          1,932,869          62,881
            -              65,385          13,018        2,303,735             47,554          11,455
            -             503,108       6,201,511        1,280,258            563,041          17,793
            -             274,683          42,296          192,206            268,675          15,236
       31,432                   -          54,823                -                  -               -
      230,502             201,447               -                -             60,404               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $261,934          $2,358,289      $6,980,927      $24,713,364         $2,908,786        $107,365
===========================================================================================================
===========================================================================================================

     $210,816          $2,054,966      $6,746,969      $25,200,133         $2,498,563        $107,536
       18,630             227,415       1,561,729        3,066,174            269,332          10,747


            -                 994           1,298           15,383              3,414               -
            -             126,607          51,562        2,382,640            179,875           6,264
            -               6,350           1,028          262,780              4,425           1,141
            -              48,864         489,739          146,632             52,397           1,773
            -              26,678           3,340           22,014             25,003           1,518
        3,002                   -           4,329                -                  -               -
       22,017              19,565               -                -              5,621               -


            -              10.17            12.60             8.73             10.62                -
            -              10.30            12.66             8.73             10.75            10.04
            -              10.30            12.66             8.77             10.75            10.04
            -              10.30            12.66             8.73             10.75            10.04
            -              10.30            12.66             8.73             10.75            10.04
        10.47                   -           12.66                -                  -               -
        10.47              10.30                -                -             10.75                -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003



                                                MFS VIT Emerging  MFS VIT MidCap
                                                 Growth Division Growth Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market     $49,139          $96,305

Liabilities                                                -                -
                                                --------------------------------
                                                --------------------------------
Net assets                                           $49,139          $96,305
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                             $        -       $        -
   PrinFlex Life                                           -                -
   Survivorship Variable Universal Life                    -                -
   Variable Universal Life Accumulator                     -                -
   Variable Universal Life Accumulator II                  -                -
   Benefit Variable Universal Life                    17,842           30,739
   Executive Variable Universal Life                  31,297           65,566
                                                --------------------------------
                                                --------------------------------
Total net assets                                     $49,139          $96,305
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost       $43,152          $92,226
Shares of mutual fund owned                            3,189           15,736

Accumulation units outstanding:
   Flex Variable Life                                      -                -
   PrinFlex Life                                           -                -
   Survivorship Variable Universal Life                    -                -
   Variable Universal Life Accumulator                     -                -
   Variable Universal Life Accumulator II                  -
   Benefit Variable Universal Life                     1,829            3,149
   Executive Variable Universal Life                   3,209            6,717

Accumulation unit value:
   Flex Variable Life                                $     -          $     -
   PrinFlex Life                                           -                -
   Survivorship Variable Universal Life                    -                -
   Variable Universal Life Accumulator                     -                -
   Variable Universal Life Accumulator II                  -                -
   Benefit Variable Universal Life                      9.76             9.76
   Executive Variable Universal Life                    9.75             9.76

See accompanying notes.

   MFS VIT New      MFS VIT Value                      MidCap Growth
Discovery Division     Division          MidCap           Division       MidCap Value
                                        Division                           Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

     $75,650           $407,443        $56,919,222       $7,944,933       $5,933,575

           -                  -                  -                -                -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $75,650           $407,443        $56,919,222       $7,944,933       $5,933,575
=========================================================================================
=========================================================================================



   $       -          $       -        $13,869,160     $     19,982          $56,572
           -                  -         38,837,064        6,378,703        4,203,710
           -                  -          1,230,666          540,711          257,316
           -                  -          2,249,390          719,475          911,413
      27,625                  -            347,110          141,228          223,959
      27,667             50,359             50,795           57,375          221,227
      20,358            357,084            335,037           87,459           59,378
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $75,650           $407,443        $56,919,222       $7,944,933       $5,933,575
=========================================================================================
=========================================================================================

     $71,226           $394,040        $49,104,756       $7,539,740       $4,924,085
       5,462             37,972          1,515,421          902,833          419,927


           -                  -            232,061            2,212            4,865
           -                  -          2,060,456          637,718          354,476
           -                  -             82,456           53,460           21,698
           -                  -            119,338           71,930           76,855
       2,729                  -             18,415           14,119           18,885
       2,733              4,877              2,695            5,736           18,655
       2,011             34,580             17,775            8,744            5,007


           -                  -              59.77             9.03            11.63
           -                  -              18.85            10.00            11.86
           -                  -              14.93            10.11            11.86
           -                  -              18.85            10.00            11.86
      10.12                   -              18.85            10.00            11.86
      10.12               10.33              18.85            10.00            11.86
      10.12               10.33              18.85            10.00            11.86

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003


                                                                       Putnam
                                                      Money           VT Growth
                                                     Market            & Income
                                                    Division           Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market     $44,164,109       $51,144

Liabilities                                                    -             -
                                                --------------------------------
                                                --------------------------------
Net assets                                           $44,164,109       $51,144
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                              $     532,315    $        -
   PrinFlex Life                                      29,661,279             -
   Survivorship Variable Universal Life                3,524,872             -
   Variable Universal Life Accumulator                 4,231,881             -
   Variable Universal Life Accumulator II              1,369,667             -
   Benefit Variable Universal Life                     1,948,762        19,468
   Executive Variable Universal Life                   2,895,333        31,676
                                                --------------------------------
                                                --------------------------------
Total net assets                                     $44,164,109       $51,144
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost       $44,164,109       $44,747
Shares of mutual fund owned                           44,164,109         2,199

Accumulation units outstanding:
   Flex Variable Life                                     28,562             -
   PrinFlex Life                                       2,281,687             -
   Survivorship Variable Universal Life                  306,666             -
   Variable Universal Life Accumulator                   325,565             -
   Variable Universal Life Accumulator II                105,354             -
   Benefit Variable Universal Life                       149,910         1,891
   Executive Variable Universal Life                     222,722         3,076

Accumulation unit value:
   Flex Variable Life                                     18.64              -
   PrinFlex Life                                          13.00              -
   Survivorship Variable Universal Life                   11.48              -
   Variable Universal Life Accumulator                    13.00              -
   Variable Universal Life Accumulator II                 13.00              -
   Benefit Variable Universal Life                        13.00          10.30
   Executive Variable Universal Life                      13.00          10.30

See accompanying notes.

 Putnam VT International
     Equity Division        Putnam VT Voyager
                                 Division          Real Estate Division     SmallCap Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

         $722,496               $28,107,526       $16,563,843             $13,044,243

                -                         -       -                       -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
         $722,496               $28,107,526       $16,563,843             $13,044,243
==================================================================================================
==================================================================================================



    $           -            $       31,722       $       68,455          $      65,787
                -                24,458,403       11,679,942              7,819,020
                -                 2,140,275       1,906,518               824,282
                -                   954,043       1,436,872               4,187,346
                -                         -       239,335                 46,267
          243,979                    60,444       226,779                 18,161
          478,517                   462,639       1,005,942               83,380
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
         $722,496               $28,107,526       $16,563,843             $13,044,243
==================================================================================================
==================================================================================================

         $589,202               $39,093,090       $13,432,305             $11,967,157
           56,225                 1,082,724       1,111,667               1,636,668


                -                     4,157       4,240                   7,093
                -                 2,402,149       613,353                 756,709
                -                   252,819       93,019                  76,676
                -                    93,699       75,454                  405,243
                -                         -       12,568                  4,478
           23,719                     5,936       11,909                  1,758
           46,520                    45,437       52,825                  8,069


                -                      7.63       16.15                   9.27
                -         10.18                   19.04                   10.33
                -         8.47                    20.50                   10.75
                -         10.18                   19.04                   10.33
                -                         -       19.04                   10.33
            10.29         10.18                   19.04                   10.33
            10.29         10.18                   19.04                   10.33

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2003




                                                SmallCap Growth   SmallCap Value
                                                   Division          Division
                                                --------------------------------
                                                --------------------------------
Assets
Investments in shares of mutual funds, at market    $14,060,447      $18,054,480

Liabilities                                                   -                -
                                                --------------------------------
                                                --------------------------------
Net assets                                          $14,060,447      $18,054,480
                                                ================================
                                                ================================

Net assets
Accumulation units:
   Flex Variable Life                            $       11,875    $     121,277
   PrinFlex Life                                     12,444,157       14,525,713
   Survivorship Variable Universal Life                 805,310          750,206
   Variable Universal Life Accumulator                  646,441        1,451,200
   Variable Universal Life Accumulator II               127,478          158,384
   Benefit Variable Universal Life                       12,721          278,912
   Executive Variable Universal Life                     12,465          768,788
                                                --------------------------------
                                                --------------------------------
Total net assets                                    $14,060,447      $18,054,480
                                                ================================
                                                ================================

Investments in shares of mutual funds, at cost      $18,485,669      $14,249,006
Shares of mutual fund owned                           1,681,872        1,200,431

Accumulation units outstanding:
   Flex Variable Life                                     2,009            9,137
   PrinFlex Life                                      1,342,091          777,940
   Survivorship Variable Universal Life                 109,712           37,485
   Variable Universal Life Accumulator                   69,718           77,721
   Variable Universal Life Accumulator II                13,748            8,482
   Benefit Variable Universal Life                        1,372           14,937
   Executive Variable Universal Life                      1,344           41,173

Accumulation unit value:
   Flex Variable Life                                      5.91           13.27
   PrinFlex Life                                           9.27           18.67
   Survivorship Variable Universal Life                    7.34           20.01
   Variable Universal Life Accumulator                     9.27           18.67
   Variable Universal Life Accumulator II                  9.27           18.67
   Benefit Variable Universal Life                         9.27           18.67
   Executive Variable Universal Life                       9.27           18.67

See accompanying notes.

                                                                                                Wells
                                               Vanguard VIF       Wells          Wells     Fargo VT Large
                 Vanguard VIF   Vanguard VIF   MidCap Index  Fargo VT Asset    Fargo VT    Company Growth
                   Balanced     Equity Index     Division      Allocation    Equity Income    Division
   Utilities       Division       Division                      Division       Division
    Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $3,041,127      $859,040     $2,861,260       $317,246       $416,923       $110,994       $52,904

              -             -              -              -              -              -             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $3,041,127      $859,040     $2,861,260       $317,246       $416,923       $110,994       $52,904
===========================================================================================================
===========================================================================================================



   $      2,328 $           -  $           -    $         -  $           -    $         -   $         -
      2,554,745             -              -              -        261,868         27,601        34,887
        324,335             -              -              -         40,377         39,934             -
        129,797             -              -              -         86,702         42,163        11,044
         29,922             -              -              -         15,318          1,296         6,973
              -       231,532        330,721        122,350              -              -             -
              -       627,508      2,530,539        194,896         12,658              -             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $3,041,127      $859,040     $2,861,260       $317,246       $416,923       $110,994       $52,904
===========================================================================================================
===========================================================================================================

     $3,456,919      $776,755     $2,564,574       $262,172       $363,787       $ 98,103       $49,281
        383,496        50,061        107,688         23,259         33,327          7,434         6,152


            328             -              -              -              -              -             -
        252,059             -              -              -         24,033          2,760         3,570
         38,517             -              -              -          3,706          3,994             -
         12,806             -              -              -          7,957          4,217         1,130
          2,952             -              -              -          1,406            130           713
              -        21,103         32,013         11,520              -              -             -
              -        57,194        244,950         18,351          1,162              -             -

          7.10              -              -              -              -              -             -
         10.14              -              -              -          10.90         10.00          9.77
          8.42              -              -              -          10.90         10.00              -
         10.14              -              -              -          10.90         10.00          9.77
         10.14              -              -              -          10.90          9.97          9.78
              -        10.97          10.33          10.62               -              -             -
              -        10.97          10.33          10.62           10.89              -             -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

              For The Year Ended December 31, 2003, Except as Noted



                                                                           AIM V.I.
                                                                       Aggressive Growth     AIM V.I.
                                                                           Division        Core Equity
                                                                                             Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                              $         -         $  11,147

Expenses:
   Mortality and expense risks                                                    127             7,378
                                                                       ------------------------------------
Net investment income (loss)                                                     (127)            3,769

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                   1,608            (8,328)
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                    1,608            (8,328)

Change in net unrealized appreciation or depreciation of investments
                                                                               29,859           218,923
                                                                       ------------------
                                                                                        -------------------
Net increase (decrease) in net assets resulting from operations               $31,340          $214,364
                                                                       ====================================

(1) Commenced operations February 22, 2003.

See accompanying notes.

                                                                                             AIM V.I.
     AIM V.I.                           AIM V.I.          AIM V.I.         AIM V.I.      Premier Equity,
   Core Equity,        AIM V.I.          Growth,       International        Premier         Series II
    Series II           Growth          Series II          Growth           Equity         Division (1)
   Division (1)        Division       Division (1)        Division         Division
-----------------------------------------------------------------------------------------------------------

       $  300     $           -     $            -        $      76        $     8,672        $     296


           53             9,132                 28                -             20,066              231
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          247            (9,132)               (28)              76            (11,394)              65


                         (7,963)                11                8            (76,087)             133
          169                 -                  -                -                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          169            (7,963)                11                8            (76,087)             133


        3,335           288,378              1,403            3,393            611,993           11,275
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $3,751          $271,283             $1,386           $3,477           $524,512          $11,473
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted


                                                                       American Century  American Century
                                                                          VP Income &   VP International,
                                                                        Growth, lass II      Class II
                                                                         Division (1)      Division (1)
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $   128     $         -

Expenses:
   Mortality and expense risks                                                     83             111
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                       45            (111)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                     354             133
Capital gains distributions                                                         -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                      354             133

Change in net unrealized appreciation or depreciation of investments
                                                                                9,057          14,699
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                 $9,456        $14,721
                                                                       ====================================

(1) Commenced operations February 22, 2003.

See accompanying notes.

                                        American
                                       Century VP
 American Century  American Century    Income and         American
        VP                VP             Growth,         Century VP          Asset
 Ultra, Class II   Value, Class II       Class I       Ultra, Class I     Allocation         Balanced
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



  $         -        $    5,263          $  19,625    $          -        $   163,222       $   365,464


          449             6,178             13,953           6,735             77,978           114,850
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         (449)             (915)             5,672          (6,735)            85,244           250,614


          782             6,259            (17,121)         (7,629)          (108,633)         (237,964)
            -                 -                  -               -                  -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          782             6,259            (17,121)         (7,629)          (108,633)         (237,964)


       37,741           221,787            465,768         206,600          1,968,282         2,252,053
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $38,074          $227,131           $454,319        $192,236         $1,944,893        $2,264,703
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted




                                                                                             Capital
                                                                             Bond             Value
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                $1,019,934       $   540,353

Expenses:
   Mortality and expense risks                                                 217,863           297,500
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   802,071           242,853

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                  146,476          (553,033)
Capital gains distributions                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   146,476          (553,033)

Change in net unrealized appreciation or depreciation of investments
                                                                                (7,836)        8,334,911
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $   940,711        $8,024,731
                                                                       ====================================

(1)  Commenced operations February 22, 2003.
(2) Represented the operations of the Dreyfus Developing Leaders, formerly Dreyfus Small Cap Portfolio when the names changed May 17, 2003.

See accompanying notes.

                                         Dreyfus
   Dreyfus DIP                          Socially                          Dreyfus VIF
     Founders        Dreyfus DIP       Responsible      Dreyfus VIF       Developing
    Discovery         Core Value         Growth         Appreciation        Leaders
     Division          Division       Division (1)      Division (1)     Division (2)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------



$           -           $  1,428       $        -           $   482      $           -


        2,657                575               30                24              1,746
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       (2,657)               853              (30)              458             (1,746)


       (1,317)             3,126               21               167             25,258
            -                  -                -                 -                  -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       (1,317)             3,126               21               167             25,258


      114,524             60,633            2,203             3,075            165,353
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $110,550            $64,612           $2,194            $3,700           $188,865
=========================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

             For The Years Ended December 31, 2003, Except as Noted




                                                                          Dreyfus VIF         Equity
                                                                         Quality Bond         Growth
                                                                         Division (1)        Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                 $ 1,277      $     238,422

Expenses:
   Mortality and expense risks                                                    62            440,539
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   1,215           (202,117)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                    382           (676,350)
Capital gains distributions                                                    1,261                  -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   1,643           (676,350)

Change in net unrealized appreciation or depreciation of investments
                                                                              (1,837)        11,958,474
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $ 1,021        $11,080,007
                                                                       ====================================

(1) Commenced operations February 22, 2003.

See accompanying notes.

                     Fidelity VIP
   Fidelity VIP        Equity-        Fidelity VIP    Fidelity VIP II   Fidelity VIP II  Fidelity VIP II
    Contrafund          Income         High Income     Asset Manager      Contrafund      Equity-Income
     Division          Division         Division        Division (1)       Division          Division
-----------------------------------------------------------------------------------------------------------



  $     203,198      $   352,679          $264,508        $   269         $       269      $  15,146


        379,389          180,465            35,971            137               1,044          1,575
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       (176,191)         172,214           228,537            132                (775)        13,571


       (284,799)        (226,061)          (78,423)         1,465               1,692         30,190
              -                -                 -              -                   -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       (284,799)        (226,061)          (78,423)         1,465               1,692         30,190


     12,324,817        6,059,773           830,642          6,056             114,558        254,290
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $11,863,827       $6,005,926          $980,756         $7,653            $115,475       $298,051
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted

                                                                        Fidelity VIP II  Fidelity VIP II
                                                                            Growth         High Income
                                                                           Division        Division (1)
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                             $      250          $11,764

Expenses:
   Mortality and expense risks                                                5,178              187
                                                                       ------------------------------------
Net investment income (loss)                                                 (4,928)          11,577

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                24,632            2,526
Capital gains distributions                                                       -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                 24,632            2,526

Change in net unrealized appreciation or depreciation of investments
                                                                            169,666           34,925
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $189,370          $49,028
                                                                       ====================================

(1) Commenced operations February 22, 2003.

See accompanying notes.

                                                                                             Franklin
                       Franklin         Franklin          Franklin         Franklin         Small Cap
 Fidelity VIP II        Income           Mutual            Mutual           Rising            Value
      MidCap          Securities        Discovery          Shares          Dividends        Securities
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



   $    1,346           $  1,470         $  2,285         $  2,898        $   4,501        $       931


        1,561                173              302              491            1,255                649
-----------------------------------------------------------------------------------------------------------
         (215)             1,297            1,983            2,407            3,246                282


        1,746              6,958            1,989            1,495            1,950             31,753
            -                  -                -                -           14,680                  -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        1,746              6,958            1,989            1,495           16,630             31,753


      208,991             19,268           33,102           61,822          109,960            113,498
-----------------------------------------------------------------------------------------------------------
     $210,522            $27,523          $37,074          $65,724         $129,836           $145,533
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted


                                                                          Government
                                                                          Securities          Growth
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                $ 876,655      $     29,914

Expenses:
   Mortality and expense risks                                                208,417           145,536
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                  668,238          (115,622)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                  97,463          (485,101)
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   97,463          (485,101)

Change in net unrealized appreciation or depreciation of investments
                                                                             (536,579)        3,994,500
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $ 229,124        $3,393,777
                                                                       ====================================

See accompanying notes.

                          International
                        Emerging Markets       International           INVESCO
International Division      Division             SmallCap           VIF-Dynamics
                                                 Division             Division
--------------------------------------------------------------------------------------



     $   227,353           $    6,907           $   134,174        $          -


         204,660                3,376                87,915               2,300
--------------------------------------------------------------------------------------
          22,693                3,531                46,259              (2,300)


      (1,470,099)              18,519              (309,907)             (3,473)
               -                    -                     -                   -
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
      (1,470,099)              18,519              (309,907)             (3,473)


       8,518,068              226,105             5,128,080             100,668
--------------------------------------------
                                           -------------------------------------------
      $7,070,663             $248,155            $4,864,432           $  94,895
======================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted


                                                                                             INVESCO
                                                                            INVESCO     VIF-Small Company
                                                                          VIF-Health          Growth
                                                                           Sciences          Division
                                                                           Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                             $          -   $           -

Expenses:
   Mortality and expense risks                                                 15,232           5,613
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                  (15,232)         (5,613)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (13,912)          4,793
Capital gains distributions                                                         -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (13,912)          4,793

Change in net unrealized appreciation or depreciation of investments
                                                                              485,929         235,015
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $456,785        $234,195
                                                                       ====================================


(1)  Commenced operations February 22, 2003.
(2) Represented the operations of the Janus Aspen Mid Cap Growth portfolio, formerly Janus Aspen Aggressive Growth when the names changed May 17, 2003.

See accompanying notes.

                                                                Janus Aspen Flexible      Janus Aspen
       INVESCO        Janus Aspen Balanced      Janus Aspen            Income               Mid Cap
    VIF-Technology        Division (1)     Core Equity Division       Division              Growth
       Division                                                                          Division (2)
-----------------------------------------------------------------------------------------------------------



  $           -               $  3,850           $    458               $61,055         $          -


          8,224                    484                454                 2,934               11,544
-----------------------------------------------------------------------------------------------------------
         (8,224)                 3,366                  4                58,121              (11,544)


         (9,564)                 9,717                733                 1,934              (16,439)
              -                      -                  -                     -                    -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         (9,564)                 9,717                733                 1,934              (16,439)


        390,163                 15,108             34,858                11,666              463,910
-----------------------------------------------------------------------------------------------------------
       $372,375                $28,191            $35,595               $71,721             $435,927
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted



                                                                          Janus Aspen
                                                                       Worldwide Growth     JP Morgan
                                                                           Division            Bond
                                                                                           Division (1)
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                $     450         $   586

Expenses:
   Mortality and expense risks                                                     89              17
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                      361             569

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                   1,473            (166)
Capital gains distributions                                                         -             414
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                    1,473            (248)

Change in net unrealized appreciation or depreciation of investments
                                                                               11,091             387
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               $12,925          $1,204
                                                                       ====================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 17, 2003.

See accompanying notes.

   JP Morgan                      LargeCap
     Small         LargeCap        Growth        LargeCap       LargeCap        Limited
    Company          Blend         Equity       Stock Index       Value        Term Bond
    Division       Division     Division (1)     Division       Division     Division (2)
--------------------------------------------------------------------------------------------



$         -        $  13,519   $           -     $   251,607     $  27,892        $934


        397           10,153           513           169,635        11,529         268
--------------------------------------------------------------------------------------------
       (397)           3,366          (513)           81,972        16,363         666


      1,559            8,399           740        (1,183,205)       14,812          (2)
          -                -             -                 -             -           -
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
      1,559            8,399           740        (1,183,205)       14,812          (2)


     51,987          324,041       233,958         5,986,813       411,955        (171)
--------------------------------------------------------------------------------------------
    $53,149         $335,806      $234,185        $4,885,580      $443,130        $493
============================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted



                                                                              MFS VIT         MFS VIT
                                                                             Emerging         MidCap
                                                                              Growth          Growth
                                                                             Division        Division
                                                                          ---------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $       -     $      -

Expenses:
   Mortality and expense risks                                                       84           35
                                                                          ---------------------------------
                                                                          ---------------------------------
Net investment income (loss)                                                        (84)         (35)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                     1,557         (705)
Capital gains distributions                                                           -            -
                                                                          ---------------------------------
                                                                          ---------------------------------
Total realized gains (losses) on investments                                      1,557         (705)

Change in net unrealized appreciation or depreciation of investments
                                                                                  7,071        4,094
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                  $8,544       $3,354
                                                                          =================================

See accompanying notes.

       MFS VIT               MFS VIT                                   MidCap               MidCap
New Discovery Division        Value               MidCap               Growth                Value
                            Division             Division             Division             Division
-----------------------------------------------------------------------------------------------------------



     $       -              $       33          $     505,135   $               -        $      3,114


            77                     112                343,230             40,988               28,888
-----------------------------------------------------------------------------------------------------------
           (77)                    (99)               161,905            (40,988)             (35,774)


           831                   1,379                  8,414             (2,422)              19,279
             -                       -                      -                  -               66,757
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
           831                   1,379                  8,414             (2,422)              86,036


         4,436                  13,453             13,069,056          1,778,102            1,194,153
-----------------------------------------------------------------------------------------------------------
        $5,190                 $14,753            $13,239,375         $1,734,692           $1,254,415
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted


                                                                  Money
                                                                  Market
                                                                 Division
                                                               ----------------

Investment income (loss)
Income:
   Dividends                                                      $329,294

Expenses:
   Mortality and expense risks                                     426,349
                                                               ----------------
                                                               ----------------
Net investment income (loss)                                       (97,055)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                            -
Capital gains distributions                                              -
                                                               ----------------
                                                               ----------------
Total realized gains (losses) on investments                             -

Change in net unrealized appreciation or depreciation of
   investments                                                        (524)
                                                               ----------------
                                                               ----------------
Net increase (decrease) in net assets resulting from operations   $(97,579)
                                                               ================

See accompanying notes.

 Putnam VT Growth &      Putnam VT
       Income          International        Putnam VT
      Division            Equity             Voyager          Real Estate          SmallCap
                         Division           Division            Division           Division
--------------------------------------------------------------------------------------------------



        $3,721           $   4,573        $      86,856       $   440,368       $       8,454


           180                 891              227,877            92,679              58,259
--------------------------------------------------------------------------------------------------
         3,541               3,682             (141,021)          347,689             (49,805)


        (5,195)             11,649             (920,204)          199,985             (87,195)
             -                   -                    -           288,257                   -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        (5,195)             11,649             (920,204)          488,242             (87,195)


         6,696             133,433            6,330,326         3,032,736           2,608,246
--------------------------------------------------------------------------------------------------
        $5,042            $148,764           $5,269,101        $3,868,667          $2,471,246
==================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2003, Except as Noted




                                                                           SmallCap          SmallCap
                                                                            Growth            Value
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                           $              -    $     57,823

Expenses:
   Mortality and expense risks                                                108,309            96,574
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                 (108,309)          (38,751)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                (468,870)           72,806
Capital gains distributions                                                         -           477,732
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                 (468,870)          550,538

Change in net unrealized appreciation or depreciation of investments
                                                                            4,515,584         4,672,123
                                                                       ====================================
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $3,938,405        $5,183,910
                                                                       ====================================

See accompanying notes.

                                                                                             Wells Fargo
                                  Vanguard       Vanguard      Wells Fargo    Wells Fargo     VT Large
                   Vanguard      VIF Equity     VIF MidCap      VT Asset       VT Equity       Company
   Utilities     VIF Balanced       Index          Index       Allocation       Income         Growth
    Division       Division       Division       Division       Division       Division       Division
-----------------------------------------------------------------------------------------------------------



     $120,552        $  9,903      $  10,589       $  1,099      $   4,363      $     946  $        -


       22,870           1,056          3,728            376          2,824            428         132
-----------------------------------------------------------------------------------------------------------
       97,682           8,847          6,861            723          1,539            519        (132)


      (56,194)          6,928         55,847          3,855          1,358            358         586
            -               -         21,178          3,516              -          1,150           -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (56,194)          6,928         77,025          7,371          1,358          1,508         586


      282,333          83,345        315,685         56,300         48,646         12,892       3,812
-----------------------------------------------------------------------------------------------------------
     $323,821         $99,120       $399,571        $64,394        $51,543        $14,918      $4,265
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                     AIM V.I.
                                                                                Aggressive Growth
                                                                                   Division (2)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      (127)       $       -
   Total realized gains (losses) on investments                                1,608              (17)
   Change in net unrealized appreciation or depreciation of
     investments                                                              29,859              (79)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               31,340              (96)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           233,310            3,974
   Contract terminations and surrenders                                       (2,433)               -
   Death benefit payments                                                          -                -
   Policy loan transfers                                                           -                -
   Transfers to other contracts                                              (86,887)              (2)
   Cost of insurance and administration charges                               (1,467)              (3)
   Surrender charges                                                              67                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           142,590            3,969
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    173,930            3,873

Net assets at beginning of period                                              3,873                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $177,803           $3,873
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

                               AIM V.I. Core                                   AIM V.I.        AIM V.I.
                                  Equity,                                      Growth,      International
     AIM V.I. Core Equity        Series II           AIM V.I. Growth          Series II         Growth
           Division             Division (1)            Division             Division (1)    Division (1)
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------
      2003          2002            2003           2003           2002           2003            2003
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------



 $               $    (1,470)     $    247    $      (9,132)   $    (3,607)    $     (28)     $       76
         3,769
        (8,328)      (13,922)          169           (7,963)       (28,878)          11               8

       218,923       (67,974)        3,335          288,378       (104,665)       1,403           3,393
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------
       214,364       (83,366)        3,751          271,283       (137,150)       1,386           3,477



     2,032,237     1,374,923        42,121        1,193,595      1,286,679       23,728          22,007
       (26,980)       (9,098)            -          (10,698)        (4,722)           -               -
             -             -             -                -              -            -               -
       (12,659)      (23,308)            -          (16,228)        (8,449)           -               -
    (1,521,430)     (643,480)       (1,981)        (503,726)      (574,671)        (165)         (9,576)
       (97,418)      (77,962)       (2,401)        (109,576)       (74,321)      (3,116)              -
       (10,799)       (4,287)            -           (4,015)        (2,093)           -               -
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------
       362,951       616,788        37,739          549,352        622,423       20,447          12,431
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------
       577,315       533,422        41,490          820,635        485,273       21,833          15,908

       640,905       107,483             -          660,053        174,780            -               -
 ----------------------------- ------------------------------------------------------------ ---------------
 ----------------------------- ------------------------------------------------------------ ---------------
   $ 1,218,220   $   640,905       $41,490       $1,480,688    $   660,053      $21,833         $15,908
 ============================= ============================================================ ===============

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                                     AIM V.I.
                                                                                  Premier Equity
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $    (11,394)   $      (3,678)
   Total realized gains (losses) on investments                                (76,087)         (34,691)
   Change in net unrealized appreciation or depreciation of
     investments                                                               611,993         (389,259)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                524,512         (427,628)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           5,622,981        4,097,339
   Contract terminations and surrenders                                        (76,522)          (6,833)
   Death benefit payments                                                            -                -
   Policy loan transfers                                                        (2,304)          (3,821)
   Transfers to other contracts                                             (4,215,113)      (2,274,351)
   Cost of insurance and administration charges                               (229,000)        (180,826)
   Surrender charges                                                           (27,950)          (3,025)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           1,072,092        1,628,483
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    1,596,604        1,200,855

Net assets at beginning of period                                            1,627,074          426,219
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $3,223,678       $1,627,074
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

                          American Century      American Century                American Century
    AIM V.I. Premier         VP Income &        VP International,
   Equity, Series II      Growth, Class II          Class II                   VP Ultra, Class II
      Division (1)          Division (1)          Division (1)                    Division (2)
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------
          2003                  2003                  2003                  2003                2002
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------



  $           65           $        45           $      (111)          $      (449)        $       34
            133                    354                   133                   782                 (2)

         11,275                  9,057                14,699                37,741             (4,542)
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------
         11,473                  9,456                14,721                38,074             (4,510)



        157,572                 82,773               101,870               234,677             80,720
              -                      -                     -                     -                  -
              -                      -                     -                     -                  -
              -                      -                     -                     -                  -
         (1,102)               (14,465)               (4,506)              (37,038)              (547)
        (15,223)                (4,535)                 (124)               (8,913)               (59)
           (226)                   (36)                    -                     -                  -
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------
        141,021                 63,737                97,240               188,726             80,114
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------
        152,494                 73,193               111,961               226,800             75,604

              -                      -                     -                75,604                  -
  ---------------------  --------------------  --------------------  ----------------------------------------
  ---------------------  --------------------  --------------------  ----------------------------------------
       $152,494                $73,193              $111,961              $302,404            $75,604
  =====================  ====================  ====================  ========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                                 American Century
                                                                                VP Value, Class II
                                                                                   Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         $        (915)     $      (956)
   Total realized gains (losses) on investments                                 6,259           19,920
   Change in net unrealized appreciation or depreciation of
     investments                                                              221,787           (4,037)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               227,131           14,927

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          1,673,100          409,097
   Contract terminations and surrenders                                       (16,571)            (850)
   Death benefit payments                                                           -                -
   Policy loan transfers                                                         (679)          (6,385)
   Transfers to other contracts                                              (741,100)         (60,481)
   Cost of insurance and administration charges                               (71,314)         (10,688)
   Surrender charges                                                           (5,421)            (369)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            838,015          330,324
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                   1,065,146          345,251

Net assets at beginning of period                                             345,251                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                $1,410,397         $345,251
                                                                        ===================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

         American Century VP                  American Century                    Asset Allocation
          Income and Growth,                  VP Ultra, Class I
           Class I Division                       Division                            Division
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
        2003             2002               2003             2002               2003             2002
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------



   $       5,672   $       (1,574)      $     (6,735)      $   (2,112)     $       85,244     $    (74,567)
         (17,121)         (17,637)            (7,629)          (8,965)           (108,633)        (398,549)

         465,768         (165,004)           206,600          (88,652)          1,968,282         (821,568)
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
         454,319         (184,215)           192,236          (99,729)          1,944,893       (1,294,684)



       2,092,394        1,674,456          1,311,421          681,419           9,523,873        6,763,017
         (44,147)          (2,709)           (10,502)          (8,141)           (311,474)        (825,417)
               -                -                  -                -              (9,350)               -
         (43,499)            (574)            (3,606)             (80)            (33,934)         (62,111)
      (1,082,054)        (499,884)          (665,286)        (159,406)         (4,455,983)      (5,119,784)
        (186,327)        (134,446)          (111,062)         (75,519)           (788,796)        (777,076)
         (16,862)          (1,409)            (5,394)          (3,750)           (145,709)        (362,173)
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
         719,505        1,035,434            515,571          434,523           3,778,627         (383,544)
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
       1,173,824          851,219            707,807          334,794           5,723,520       (1,678,228)

       1,174,349          323,130            527,619          192,825           7,971,674        9,649,902
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
      $2,348,173       $1,174,349         $1,235,426         $527,619         $13,695,194       $7,971,674
  =================================== ==================================  ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                Balanced Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $     250,614    $     279,473
   Total realized gains (losses) on investments                                (237,964)        (381,987)
   Change in net unrealized appreciation or depreciation of
     investments                                                              2,252,053       (1,784,691)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               2,264,703       (1,887,205)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            5,756,048        6,000,553
   Contract terminations and surrenders                                        (795,895)        (605,598)
   Death benefit payments                                                       (95,075)         (43,521)
   Policy loan transfers                                                        (84,095)         (87,534)
   Transfers to other contracts                                              (2,653,659)      (3,180,365)
   Cost of insurance and administration charges                              (1,120,949)      (1,115,348)
   Surrender charges                                                           (191,063)        (208,935)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions              815,312          759,252
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     3,080,015       (1,127,953)

Net assets at beginning of period                                            11,973,439       13,101,392
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $15,053,454      $11,973,439
                                                                        ===================================

See accompanying notes.

                                           Capital Value Division                   Dreyfus DIP
                                                                                 Founders Discovery
           Bond Division                                                              Division
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------
       2003             2002               2003             2002               2003             2002
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------



   $     802,071    $     603,658      $     242,853    $     215,322       $   (2,657)      $   (1,373)
         146,476           19,185           (553,033)        (683,036)          (1,317)          (3,378)

          (7,836)         910,920           8,334,91       (4,329,190)         114,524          (57,859)
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------
         940,711        1,533,763          8,024,731       (4,796,904)         110,550          (62,610)



      34,251,076       24,091,846         12,548,925       14,659,009          516,531          194,190
      (1,858,355)        (530,973)        (1,526,074)      (1,159,789)          (4,490)            (229)
         (42,948)         (43,940)           (49,650)         (85,830)               -                -
          64,745         (537,263)          (206,894)        (235,421)            (150)               -
     (23,206,889)     (15,461,257)        (3,450,732)      (4,468,878)        (221,471)        (102,048)
      (2,328,983)      (1,692,166)        (2,882,754)      (3,041,627)         (33,947)         (16,768)
        (463,299)        (208,472)          (423,737)        (375,063)          (1,578)            (100)
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------
       6,415,347        5,617,775          4,009,084        5,292,401          254,895           75,045
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------
       7,356,058        7,151,538         12,033,815          495,497          365,445           12,435

      22,060,414       14,908,876         30,090,650       29,595,153          167,444          155,009
 ----------------------------------- ----------------------------------- -----------------------------------
 ----------------------------------- ----------------------------------- -----------------------------------
     $29,416,472      $22,060,414        $42,124,465      $30,090,650         $532,889         $167,444
 =================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                   Dreyfus DIP
                                                                                    Core Value
                                                                                   Division (2)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $       853      $       53
   Total realized gains (losses) on investments                                 3,126              (1)
   Change in net unrealized appreciation or depreciation of
     investments                                                               60,633          (1,253)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                64,612          (1,201)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            517,425          23,541
   Contract terminations and surrenders                                             -               -
   Death benefit payments                                                           -               -
   Policy loan transfers                                                     (145,748)              -
   Transfers to other contracts                                                   (30)           (388)
   Cost of insurance and administration charges                                (1,146)            (17)
   Surrender charges                                                                -               -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            370,501          23,136
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     435,113          21,935

Net assets at beginning of period                                              21,935               -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                  $457,048         $21,935
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

  Dreyfus Socially          Dreyfus VIF             Dreyfus VIF Developing            Dreyfus
                                                                                    VIF Quality
 Responsible Growth         Appreciation                                           Bond Division
    Division (1)            Division (1)             Leaders Division (2)               (1)
---------------------   --------------------- ----------------------------------- ----------------
                        --------------------- ----------------------------------- ----------------
        2003                    2003                2003             2002              2003
---------------------   --------------------- ----------------------------------- ----------------
                        --------------------- ----------------------------------- ----------------



    $      (30)              $     458        $       (1,746)    $       (5)        $    1,215
            21                     167                25,258              -              1,643

         2,203                   3,075               165,353           (416)            (1,837)
---------------------   --------------------- ----------------------------------- ----------------
---------------------   --------------------- ----------------------------------- ----------------
         2,194                   3,700               188,865           (421)             1,021



        14,083                  48,578             2,112,048        $15,978            197,821
             -                  (1,158)                    -              -                  -
             -                       -                     -              -                  -
             -                       -                     -              -                  -
             -                  (4,667)           (1,311,704)          (244)          (105,285)
          (302)                   (380)              (13,098)           (12)              (937)
             -                      32                  (162)             -                  -
---------------------   --------------------- ----------------------------------- ----------------
---------------------   --------------------- ----------------------------------- ----------------
        13,781                  42,405               787,084         15,722             91,599
---------------------   --------------------- ----------------------------------- ----------------
---------------------   --------------------- ----------------------------------- ----------------
        15,975                  46,105               975,949         15,301             92,620

             -                       -                15,301              -                  -
---------------------   --------------------- ----------------------------------- ----------------
---------------------   --------------------- ----------------------------------- ----------------
       $15,975                 $46,105         $     991,250        $15,301         $   92,620
=====================   ===================== =================================== ================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted


                                                                                  Equity Growth
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $    (202,117)   $    (284,183)
   Total realized gains (losses) on investments                                (676,350)      (7,213,628)
   Change in net unrealized appreciation or depreciation of
     investments                                                             11,958,474       (7,678,345)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations              11,080,007      (15,176,156)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           29,238,581       26,234,065
   Contract terminations and surrenders                                      (1,913,311)      (2,904,816)
   Death benefit payments                                                       (41,550)         (46,502)
   Policy loan transfers                                                       (390,107)        (424,645)
   Transfers to other contracts                                              (9,190,836)     (11,605,271)
   Cost of insurance and administration charges                              (4,471,320)      (4,842,706)
   Surrender charges                                                           (653,548)      (1,267,660)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           12,577,909        5,142,465
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    23,657,916      (10,033,691)

Net assets at beginning of period                                            40,550,750       50,584,441
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $64,208,666      $40,550,750
                                                                        ===================================

See accompanying notes

      Fidelity VIP Contrafund          Fidelity VIP Equity-Income               Fidelity VIP
             Division                           Division                    High Income Division
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       2003            2002               2003            2002              2003            2002
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------



    $    (176,191$        (2,193)     $     172,214   $     142,914      $   228,537     $   277,759
         (284,799)      (858,949)          (226,061)          3,192          (78,423)       (344,102)

       12,324,817     (3,505,709)         6,059,773      (3,676,117)         830,642         142,771
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       11,863,827     (4,366,851)         6,005,926      (3,530,011)         980,756          76,428



       23,595,001     23,415,490         19,047,744      17,880,665        4,488,140       2,615,969
       (1,883,897)    (2,872,752)          (843,548)     (1,336,795)        (307,251)       (391,583)
         (105,511)       (77,560)           (41,879)        (85,415)          (2,814)            (75)
         (427,949)      (329,640)          (210,760)        (73,781)         (52,120)       (101,203)
      (12,405,412)   (11,786,442)       (12,246,407)    (10,895,719)      (2,454,407)     (1,273,766)
       (3,673,034)    (3,749,232)        (1,667,301)     (1,563,501)        (319,902)       (280,727)
         (641,550)    (1,265,744)          (275,855)       (596,594)        (115,714)       (171,716)
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
        4,457,648      3,334,120          3,761,994       3,328,860        1,235,932         396,899
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       16,321,475     (1,032,731)         9,767,920        (201,151)       2,216,688         473,327

       40,121,924     41,154,655         17,928,385      18,129,536        3,290,909       2,817,582
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
      $56,443,399    $40,121,924        $27,696,305     $17,928,385       $5,507,597      $3,290,909
  ================================  ================================= =================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                    Fidelity VIP II
                                                                     Asset Manager
                                                                      Division (1)
                                                                  --------------------
                                                                  --------------------
                                                                        2003
                                                                  --------------------
                                                                  --------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                   $       132
   Total realized gains (losses) on investments                         1,465
   Change in net unrealized appreciation or depreciation of
     investments                                                        6,056
                                                                  --------------------
                                                                  --------------------
Net increase (decrease) in net assets resulting from operations         7,653

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                    851,157
   Contract terminations and surrenders                                (4,609)
   Death benefit payments                                                   -
   Policy loan transfers                                                    -
   Transfers to other contracts                                      (315,220)
   Cost of insurance and administration charges                          (833)
   Surrender charges                                                      127
                                                                  --------------------
                                                                  --------------------
Increase (decrease) in net assets from policy related transactions    530,622
                                                                  --------------------
                                                                  --------------------
Total increase (decrease)                                             538,275

Net assets at beginning of period                                           -
                                                                  --------------------
                                                                  --------------------
Net assets at end of period                                          $538,275
                                                                  ====================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

                                             Fidelity VIP II
        Fidelity VIP II                       Equity-Income                      Fidelity VIP II
     Contrafund Division (2)                   Division (2)                    Growth Division (2)
----------------------------------- ----------------------------------- ----------------------------------
----------------------------------  -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------  ----------------------------------- ----------------------------------
----------------------------------  ----------------------------------- ----------------------------------



  $       (775)     $       (8)        $     13,571    $      (25)       $      (4,928)     $      (289)
         1,692             (28)              30,190            (1)              24,632           (3,542)

       114,558            (243)             254,290        (2,391)             169,666           (1,713)
----------------------------------  ----------------------------------- ----------------------------------
----------------------------------  ----------------------------------- ----------------------------------
       115,475            (279)             298,051        (2,417)             189,370           (5,544)



       867,317          32,463            3,163,026        74,305            2,452,577          312,699
        (5,229)              -              (21,974)            -              (24,646)               -
             -               -                    -             -                    -                -
          (765)              -                    -             -              (10,327)               -
      (199,399)              -           (1,909,574)       (1,307)            (771,503)        (148,040)
       (24,929)            (21)             (28,035)          (52)             (75,207)          (5,866)
            47               -                  506             -               (4,321)               -
----------------------------------  ----------------------------------- ----------------------------------
----------------------------------  ----------------------------------- ----------------------------------
       637,042          32,442            1,203,949        72,946            1,566,573          158,793
----------------------------------  ----------------------------------- ----------------------------------
----------------------------------  ----------------------------------- ----------------------------------
       752,517          32,163            1,502,000        70,529            1,755,943          153,249

        32,163               -               70,529             -              153,249                -
----------------------------------  ----------------------------------- ----------------------------------
----------------------------------  ----------------------------------- ----------------------------------
     $ 784,680         $32,163           $1,572,529       $70,529           $1,909,192         $153,249
==================================  =================================== ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                   Fidelity VIP II
                                                                     High Income
                                                                     Division (1)
                                                                   -------------------
                                                                   -------------------
                                                                         2003
                                                                   -------------------
                                                                   -------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                       $  11,577
   Total realized gains (losses) on investments                           2,526
   Change in net unrealized appreciation or depreciation of
     investments                                                         34,925
                                                                   -------------------
                                                                   -------------------
Net increase (decrease) in net assets resulting from operations          49,028

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                      610,212
   Contract terminations and surrenders                                  (5,435)
   Death benefit payments                                                     -
   Policy loan transfers                                                      -
   Transfers to other contracts                                        (305,139)
   Cost of insurance and administration charges                          (3,159)
   Surrender charges                                                        150
                                                                   -------------------
                                                                   -------------------
Increase (decrease) in net assets from policy related transactions      296,629
                                                                   -------------------
                                                                   -------------------
Total increase (decrease)                                               345,657

Net assets at beginning of period                                             -
                                                                   -------------------
                                                                   -------------------
Net assets at end of period                                            $345,657
                                                                   ===================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

                                         Franklin Income
        Fidelity VIP II                      Securities                      Franklin Mutual
      MidCap Division (2)                   Division (2)                  Discover Division (2)
---------------------------------  --------------------------------  --------------------------------
---------------------------------  ----------------                  --------------------------------
      2003            2002              2003            2002              2003            2002
---------------------------------  --------------------------------  --------------------------------
---------------------------------  --------------------------------  --------------------------------



$         (214)    $       (9)         $    1,297    $      (3)         $    1,983    $        (5)
         1,746              -               6,958            -               1,989              -

       208,991            289              19,268          162              33,102            (85)
---------------------------------  --------------------------------  --------------------------------
---------------------------------  --------------------------------  --------------------------------
       210,522            280              27,523          159              37,074            (90)



     2,137,444         28,347             317,168        7,065             327,837         14,701
        (4,029)             -                   -            -              (1,060)             -
             -              -                   -            -                   -              -
             -              -                   -            -                   -              -
    (1,318,153)          (256)           (120,869)        (105)           (182,622)           (59)
        (8,889)           (20)               (532)          (5)               (696)           (10)
           111              -                   -            -                  29              -
---------------------------------  --------------------------------  --------------------------------
---------------------------------  --------------------------------  --------------------------------
       806,484         28,071             195,767        6,955             143,488         14,632
---------------------------------  --------------------------------  --------------------------------
---------------------------------  --------------------------------  --------------------------------
     1,017,006         28,351             223,290        7,114             180,562         14,542

        28,351              -               7,114            -              14,542              -
---------------------------------  --------------------------------  --------------------------------
---------------------------------  --------------------------------  --------------------------------
    $1,045,357        $28,351            $230,404       $7,114            $195,104        $14,542
=================================  ================================  ================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted




                                                                                 Franklin Mutual
                                                                               Shares Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             $    2,407     $       -
   Total realized gains (losses) on investments                                  1,495             -
   Change in net unrealized appreciation or depreciation of
     investments                                                                61,822            (5)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                 65,724            (5)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             691,148         2,413
   Contract terminations and surrenders                                              -             -
   Death benefit payments                                                            -             -
   Policy loan transfers                                                             -             -
   Transfers to other contracts                                               (220,480)           (1)
   Cost of insurance and administration charges                                 (2,382)           (3)
   Surrender charges                                                                 -             -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions             468,286         2,409
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                      534,010         2,404

Net assets at beginning of period                                                2,404             -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                   $536,414        $2,404
                                                                        ===================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

                                            Franklin Small Cap                      Government
         Franklin Rising                     Value Securities
      Dividends Division (1)                   Division (1)                    Securities Division
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------



   $     3,246     $        (53)      $       282      $       (25)       $     668,238    $     379,734
        16,630                -            31,753                8               97,463          191,370

       109,960           (1,144)          113,498              418             (536,579)         670,001
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       129,836           (1,197)          145,533              401              229,124        1,241,105



       648,798          157,730           737,518           82,804           32,099,764       28,410,507
        (3,212)               -           (18,822)               -             (850,418)        (279,732)
             -                -                 -                -              (20,620)          (6,919)
             -                -                 -                -             (557,190)        (189,334)
      (127,777)          (1,796)         (382,911)          (1,144)         (25,249,472)     (14,624,803)
        (5,887)            (110)           (1,977)             (55)          (2,306,326)      (1,217,819)
            89                -               520                -             (278,280)        (127,196)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       512,011          155,824           334,328           81,605            2,837,456       11,964,704
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       641,847          154,627           479,861           82,006            3,066,580       13,205,809

       154,627                -            82,006                -           23,671,890       10,466,081
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      $796,474         $154,627          $561,867          $82,006          $26,738,470      $23,671,890
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted


                                                                                 Growth Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $    (115,622)   $    (131,913)
   Total realized gains (losses) on investments                                (485,101)        (827,607)
   Change in net unrealized appreciation or depreciation of
     investments                                                              3,994,502       (3,956,536)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               3,393,777       (4,916,056)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            6,419,812        7,807,259
   Contract terminations and surrenders                                        (538,599)        (607,837)
   Death benefit payments                                                       (12,426)          (2,320)
   Policy loan transfers                                                       (133,323)        (109,468)
   Transfers to other contracts                                              (2,196,925)      (2,971,996)
   Cost of insurance and administration charges                              (1,535,013)      (1,692,224)
   Surrender charges                                                           (173,799)        (274,041)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            1,829,727        2,149,373
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     5,223,504       (2,766,683)

Net assets at beginning of period                                            12,491,914       15,258,597
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $17,715,418      $12,491,914
                                                                        ===================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

                                        International Emerging Markets
        International Division                   Division (1)
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------
         2003             2002               2003             2002
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------



    $       22,693   $      (90,506)    $       3,531      $      (393)
        (1,470,099)      (2,141,819)           18,519           13,358

         8,518,069       (1,123,759)          226,105           (1,297)
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------
         7,070,663       (3,356,084)          248,155           11,668



        15,972,108       15,301,761         1,193,388        3,327,323
          (851,734)        (556,346)           (1,765)            (231)
           (61,225)         (25,564)                -                -
          (109,471)        (139,083)             (939)            (334)
        (8,327,729)      (7,672,032)         (488,922)      (3,175,849)
        (1,912,326)      (1,870,978)          (65,008)         (10,562)
          (311,753)        (246,478)             (924)            (100)
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------
         4,397,870        4,791,280           635,830          140,247
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------
        11,468,533        1,435,196           883,985          151,915

        19,208,529       17,773,333           151,915                -
   ----------------------------------  ----------------------------------
   ----------------------------------  ----------------------------------
       $30,677,062      $19,208,529        $1,035,900      $   151,915
   ==================================  ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                  International
                                                                                SmallCap Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $       46,259   $      (52,375)
   Total realized gains (losses) on investments                                (309,907)        (895,827)
   Change in net unrealized appreciation or depreciation of
     investments                                                              5,128,080         (539,748)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               4,864,432       (1,487,950)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            8,904,678       15,665,283
   Contract terminations and surrenders                                        (361,874)        (319,894)
   Death benefit payments                                                        (9,359)          (5,053)
   Policy loan transfers                                                        (60,116)        (141,490)
   Transfers to other contracts                                              (5,597,546)     (12,221,303)
   Cost of insurance and administration charges                                (928,294)        (923,336)
   Surrender charges                                                           (129,560)        (140,987)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            1,817,929        1,913,220
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     6,682,361          425,270

Net assets at beginning of period                                             8,023,069        7,597,799
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $14,705,430     $  8,023,069
                                                                        ===================================

See accompanying notes.

                                               INVESCO VIF-                        INVESCO VIF-
           INVESCO VIF-                      Health Services                      Small Company
        Dynamics Division                        Division                        Growth Division
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------


    $   (2,300)     $      (975)      $    (15,232)  $       (6,105)     $      (5,613)     $    (2,426)
        (3,473)          (9,773)           (13,912)          (7,883)             4,793           (7,028)

       100,668          (31,024)           485,929         (195,291)           235,015          (76,385)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        94,895          (41,772)           456,785         (209,279)           234,195          (85,839)



       766,175          384,612          3,168,818        1,638,127          1,812,498          861,725
       (14,349)          (2,098)           (67,832)         (15,642)           (13,547)          (5,750)
             -                -             (1,037)               -                  -                -
        (4,253)              12             (7,136)         (15,124)            (3,563)          (1,418)
      (432,552)        (199,155)        (1,496,490)        (494,536)        (1,206,804)        (350,882)
       (25,181)         (19,392)          (225,762)        (157,688)           (75,548)         (51,601)
        (4,509)            (921)           (22,374)          (7,613)            (4,164)          (2,549)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       285,331          163,058          1,348,187          947,524            508,872          449,525
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       380,226          121,286          1,804,972          738,245            743,067          363,686

       174,305           53,019          1,107,619          369,374            426,923           63,237
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      $554,531         $174,305         $2,912,591       $1,107,619         $1,169,990         $426,923
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                                   INVESCO VIF-
                                                                                    Technology
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $      (8,224)    $   (2,491)
   Total realized gains (losses) on investments                                  (9,564)       (26,600)
   Change in net unrealized appreciation or depreciation of
     investments                                                                390,163       (176,917)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                 372,375       (206,008)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            2,090,364        776,457
   Contract terminations and surrenders                                         (67,577)        (6,324)
   Death benefit payments                                                             -              -
   Policy loan transfers                                                         (8,040)             -
   Transfers to other contracts                                              (1,052,303)      (213,061)
   Cost of insurance and administration charges                                 (95,708)       (52,580)
   Surrender charges                                                            (21,510)        (3,082)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions              845,226        501,410
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     1,217,601        295,402

Net assets at beginning of period                                               432,948        137,546
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                  $1,650,549       $432,948
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

 Janus Aspen                          Janus Aspen                               Janus Aspen
     Balance                          Core Equity                             Flexible Income
     Division (1)                    Division (2)                               Division (2)
 --------------------- ------------------------------------------ -----------------------------------------
                       ------------------------------------------
         2003                  2003                2002                   2003                2002
 --------------------- ------------------------------------------ -----------------------------------------
                       ------------------------------------------ ---------------------



    $    3,366          $           4           $       4           $      58,121         $     389
         9,717                    733                   -                   1,934                 -

        15,108                 34,858                (392)                 11,666               151
 --------------------- ------------------------------------------ -----------------------------------------
 --------------------- ------------------------------------------ -----------------------------------------
        28,191                 35,595                (388)                 71,721               540



       470,587                298,706               9,687               5,720,113            23,390
             -                 (1,149)                  -                  (2,506)                -
             -                      -                   -                       -                 -
             -                      -                   -                       -                 -
      (299,541)               (52,376)                (70)             (3,751,167)               (7)
          (825)                (1,650)                 (8)                 (8,929)              (15)
             -                     32                   -                      69                 -
 --------------------- ------------------------------------------ -----------------------------------------
 --------------------- ------------------------------------------ -----------------------------------------
       170,221                243,563               9,609               1,957,580            23,368
 --------------------- ------------------------------------------ -----------------------------------------
 --------------------- ------------------------------------------ -----------------------------------------
       198,412                279,158               9,221               2,029,301            23,908

             -                  9,221                   -                  23,908                 -
 --------------------- ------------------------------------------ -----------------------------------------
 --------------------- ------------------------------------------ -----------------------------------------
      $198,412               $288,379              $9,221              $2,053,209           $23,908
 ===================== ========================================== =========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted



                                                                                   Janus Aspen
                                                                                  Mid Cap Growth
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $    (11,544)   $      (6,068)
   Total realized gains (losses) on investments                                (16,439)         (25,013)
   Change in net unrealized appreciation or depreciation of
     investments                                                               463,910         (167,626)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                435,927         (198,707)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           1,800,356        1,354,293
   Contract terminations and surrenders                                        (51,654)         (15,079)
   Death benefit payments                                                       (1,066)            (105)
   Policy loan transfers                                                         3,737          (12,645)
   Transfers to other contracts                                               (841,751)        (447,977)
   Cost of insurance and administration charges                               (172,855)        (151,170)
   Surrender charges                                                            19,512           (6,535)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions             717,255          720,782
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    1,153,182          522,075

Net assets at beginning of period                                              925,434          430,359
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $2,078,616      $   925,434
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18, 2002.

See accompanying notes.

                Janus Aspen                       JP Morgan                       JP Morgan
              Worldwide Growth                       Bond                       Small Company
                Division (2)                     Division (1)                    Division (2)
  -----------------------------------------  --------------------- -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------
          2003                2002                  2003                   2003                2002
  -----------------------------------------  --------------------  -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------

      $       361          $     16               $     569            $      (397)       $        (9)
            1,473               (32)                   (248)                 1,559                (40)

           11,091              (160)                    387                 51,987               (869)
  -----------------------------------------  --------------------  -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------
           12,925              (176)                  1,204                 53,149               (918)



          101,452             4,966                  84,630                215,983             36,686
           (3,007)                -                       -                      -                  -
                -                 -                       -                      -                  -
                -                 -                       -                      -                  -
          (28,078)               (1)                (29,617)               (41,733)              (202)
             (633)               (2)                   (165)                (1,011)               (20)
               83                 -                       -                      -                  -
  -----------------------------------------  --------------------  -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------
           69,817             4,963                  54,848                173,239             36,464
  -----------------------------------------  --------------------  -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------
           82,742             4,787                  56,052                226,388             35,546

            4,787                 -                       -                 35,546                  -
  -----------------------------------------  --------------------  -----------------------------------------
  -----------------------------------------  --------------------  -----------------------------------------
        $  87,529            $4,787                 $56,052               $261,934            $35,546
  =========================================  ====================  =========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                      For The Year Ended December 31, 2002




                                                                                  LargeCap Blend
                                                                                   Division (2)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $       3,366      $       513
   Total realized gains (losses) on investments                                  8,399             (559)
   Change in net unrealized appreciation or depreciation of
     investments                                                               324,041          (20,718)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                335,806          (20,764)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           2,412,727          757,108
   Contract terminations and surrenders                                        (30,949)          (2,989)
   Death benefit payments                                                            -                -
   Policy loan transfers                                                        (4,642)               -
   Transfers to other contracts                                               (758,256)        (126,250)
   Cost of insurance and administration charges                               (174,560)         (16,280)
   Surrender charges                                                           (11,364)          (1,298)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           1,432,956          610,291
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    1,768,762          589,527

Net assets at beginning of period                                              589,527                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $2,358,289         $589,527
                                                                        ===================================

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 18,  2002.

See accompanying notes.

         LargeCap
          Growth                      LargeCap
          Equity                     Stock Index
       Division (1)                   Division
    ------------------- --------------------------------------
-------------------  -------------------------------------
       2003                 2003              2002
-------------------  -------------------------------------
-------------------  -------------------------------------



$         (513)      $        81,972   $       55,082
           740            (1,183,205)        (594,679)

       233,958             5,986,813       (4,052,602)
-------------------  -------------------------------------
-------------------  -------------------------------------
       234,185             4,885,580       (4,592,199)



     6,809,293            23,731,535       14,560,516
        (8,833)             (688,218)        (463,021)
             -                (1,473)         (45,027)
       (18,102)               (2,828)        (102,300)
       (20,823)          (19,428,103)      (7,229,222)
       (12,031)           (1,407,707)      (1,305,444)
        (2,762)             (258,759)        (217,919)
-------------------  -------------------------------------
-------------------  -------------------------------------
     6,746,742             1,944,447        5,197,583
-------------------  -------------------------------------
-------------------  -------------------------------------
     6,980,927             6,830,027          605,384

             -            17,883,337       17,277,953
-------------------  -------------------------------------
-------------------  -------------------------------------
    $6,980,927           $24,713,364      $17,883,337
===================  =====================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                      For The Year Ended December 31, 2002

                                                                                  LargeCap Value
                                                                                   Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $    16,363      $    2,052
   Total realized gains (losses) on investments                                14,812          (6,897)
   Change in net unrealized appreciation or depreciation of
     investments                                                              411,955          (1,732)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               443,130          (6,577)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          3,019,547         698,143
   Contract terminations and surrenders                                       (11,392)         (2,761)
   Death benefit payments                                                           -               -
   Policy loan transfers                                                      (11,754)         14,879
   Transfers to other contracts                                              (856,429)       (167,381)
   Cost of insurance and administration charges                              (181,934)        (21,798)
   Surrender charges                                                           (5,689)         (1,199)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions          1,952,349         519,883
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                   2,395,479         513,307

Net assets at beginning of period                                             513,307               -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                $2,908,786        $513,307
                                                                        ===================================

(1) Commenced operations May 18, 2002.
(2) Commenced operations May 17, 2003.

See accompanying notes.

     Limited                        MFS VIT                              MFS VIT
    Term Bond                   Emerging Growth                       MidCap Growth
   Division (2)                  Division (1)                         Division (1)
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------
       2003                 2003              2002                2003             2002
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------


   $       666         $      (84)      $        (7)          $      (35)         $    -
            (2)             1,557                 -                 (705)             (3)

          (171)             7,071            (1,084)               4,094             (15)
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------
           493              8,544            (1,091)               3,354             (18)



       115,679             38,966            18,643              150,646             380
             -                  -                 -                    -               -
             -                  -                 -                    -               -
             -                  -                 -                    -               -
        (2,746)           (15,352)             (248)             (57,685)              -
        (6,061)              (310)              (13)                (372)              -
             -                  -                 -                    -               -
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------
       106,872             23,304            18,382               92,589             380
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------
       107,365             31,848            17,291               95,943             362

             -             17,291                 -                  362               -
-------------------  ------------------------------------- ------------------------------------
-------------------  ------------------------------------- ------------------------------------
      $107,365            $49,139           $17,291            $  96,305            $362
===================  ===================================== ====================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted
                                                                                       MFS VIT
                                                                                    New Discovery
                                                                                     Division (1)
                                                                            -------------------------------
                                                                            -------------------------------
                                                                                 2003           2002
                                                                            -------------------------------
                                                                            -------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              $       (77)       $    -
   Total realized gains (losses) on investments                                      831             -
   Change in net unrealized appreciation or depreciation of
     investments                                                                   4,436           (12)
                                                                            -------------------------------
                                                                            -------------------------------
Net increase (decrease) in net assets resulting from operations                    5,190           (12)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                82,098           516
   Contract terminations and surrenders                                                -             -
   Death benefit payments                                                              -             -
   Policy loan transfers                                                               -             -
   Transfers to other contracts                                                   (9,165)            -
   Cost of insurance and administration charges                                   (2,976)           (1)
   Surrender charges                                                                   -             -
                                                                            -------------------------------
                                                                            -------------------------------
Increase (decrease) in net assets from policy related transactions                69,957           515
                                                                            -------------------------------
                                                                            -------------------------------
Total increase (decrease)                                                         75,147           503

Net assets at beginning of period                                                    503             -
                                                                            -------------------------------
                                                                            -------------------------------
Net assets at end of period                                                      $75,650          $503
                                                                            ===============================

(1) Commenced operations May 18, 2002.

See accompanying notes.

                                                                                  MidCap Growth
          MFS VIT Value
           Division (1)                      MidCap Division                         Division
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



$        (79)       $       -        $      161,905    $     113,473      $    (40,988)    $    (29,839)
      1,379                (5)                8,414          349,955            (2,422)        (153,927)

     13,453               (50)           13,069,056       (4,421,440)        1,778,102         (901,244)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     14,753               (55)           13,239,375       (3,958,012)        1,734,692       (1,085,010)



    600,761             2,740            23,288,062       21,089,633         6,541,162        3,174,606
          -                 -            (2,325,035)      (1,798,104)         (288,158)        (157,652)
          -                 -               (70,833)        (154,322)           (5,137)          (1,754)
          -                 -                55,090         (800,875)          (58,733)         (25,332)
   (210,028)                -           (12,701,971)     (11,099,081)       (2,887,270)      (1,394,735)
       (725)               (3)           (3,303,347)      (3,070,814)         (450,963)        (412,322)
          -                 -              (379,531)        (534,787)          (99,618)         (70,701)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    390,008             2,737             4,562,435        3,631,650         2,751,283        1,112,110
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    404,761             2,682            17,801,810         (326,362)        4,485,975           27,100

      2,682                 -            39,117,412       39,443,774         3,458,958        3,431,858
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
   $407,443            $2,682           $56,919,222      $39,117,412        $7,944,933       $3,458,958
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                   MidCap Value
                                                                                    Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $    (25,774)   $    (11,327)
   Total realized gains (losses) on investments                                  86,036          (8,159)
   Change in net unrealized appreciation or depreciation of
     investments                                                              1,194,153        (189,123)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               1,254,415        (208,609)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            7,512,936       3,576,670
   Contract terminations and surrenders                                        (124,107)        (14,907)
   Death benefit payments                                                             -               -
   Policy loan transfers                                                         (4,262)        (23,979)
   Transfers to other contracts                                              (4,543,723)     (1,246,193)
   Cost of insurance and administration charges                                (347,425)       (180,934)
   Surrender charges                                                            (43,911)         (7,085)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            2,449,508       2,103,572
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     3,703,923       1,894,963

Net assets at beginning of period                                             2,229,652         334,689
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                  $5,933,575      $2,229,652
                                                                        ===================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

                                                Putnam VT                           Putnam VT
            Money Market                     Growth & Income                   International Equity
             Division                          Division (1)                        Division (1)
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



  $      (97,055) $       145,903       $     3,541     $      (1)      $        3,682      $      (2)
               -                -            (5,195)          (64)              11,649            (18)

            (524)               -             6,696          (299)             133,433           (139)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
         (97,579)         145,903             5,042          (364)             148,764           (159)



     109,059,108      113,723,721           837,772         9,977            2,358,042          8,315
      (2,224,872)      (2,650,800)                -             -                    -              -
         (53,267)              (1)                -             -                    -              -
        (466,826)        (448,276)                -             -                    -              -
     (99,760,629)     (90,646,862)         (800,992)           (1)          (1,789,587)             -
      (5,407,423)      (5,046,755)             (285)           (5)              (2,875)            (4)
        (717,260)      (1,155,721)                -             -                    -              -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
         428,831       13,775,306            36,495         9,971              565,580          8,311
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
         331,252       13,921,209            41,537         9,607              714,344          8,152

      43,832,247       29,911,038             9,607             -                8,152              -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
   $  44,163,499    $  43,832,247        $   51,144        $9,607         $    722,496         $8,152
=================================== =================================== ===================================

                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                                    For The Years Ended December 31, 2003 and 2002, Except as Noted




                                                                                Putnam VT Voyager
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $   (141,020)  $      (79,605)
   Total realized gains (losses) on investments                                (920,204)      (1,045,024)
   Change in net unrealized appreciation or depreciation of
     investments                                                              6,330,325       (5,684,262)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               5,269,101       (6,808,891)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           16,980,240       14,853,309
   Contract terminations and surrenders                                        (986,939)        (897,200)
   Death benefit payments                                                       (42,997)         (51,223)
   Policy loan transfers                                                       (119,501)         (70,868)
   Transfers to other contracts                                             (10,501,886)      (6,239,681)
   Cost of insurance and administration charges                              (2,348,847)      (2,551,625)
   Surrender charges                                                           (370,690)        (405,722)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            2,609,380        4,636,990
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     7,878,481       (2,171,901)

Net assets at beginning of period                                            20,229,045       22,400,946
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $28,107,526      $20,229,045
                                                                        ===================================

See accompanying notes.



           Real Estate                     SmallCap Division                     SmallCap Growth
             Division                                                                Division
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      2003             2002               2003             2003                2003            2002
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------



  $     347,689    $     170,390     $      (49,805)   $    (30,173)        $   (108,309) $      (95,093)
        488,242          163,122            (87,195)       (178,508)            (468,870)       (924,043)
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------

      3,032,736          (45,294)         2,608,246      (1,187,690)           4,515,584      (4,311,670)
      3,868,667          288,218          2,471,246      (1,396,371)           3,938,405      (5,330,806)



     18,298,438       11,356,211          9,237,015       5,172,538            7,358,333       7,894,248
       (370,472)        (578,912)          (196,411)       (248,124)            (315,398)       (539,944)
           (328)         (37,637)            (2,791)        (51,643)             (12,303)         (6,313)
       (199,046)         (63,093)           (25,240)        (32,201)             (58,974)        (35,229)
    (11,061,562)      (6,244,182)        (2,734,234)     (1,646,120)          (3,250,078)     (3,065,270)
     (1,041,657)        (587,964)          (527,073)       (468,478)          (1,077,423)     (1,177,144)
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
       (109,029)        (248,918)           (77,056)       (112,783)            (117,905)       (242,027)
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      5,516,344        3,595,505          5,674,210       2,613,189            2,526,252       2,828,321
      9,385,011        3,883,723          8,145,456       1,216,818            6,464,658      (2,502,485)

----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      7,178,832        3,295,109          4,898,787       3,681,969            7,595,789      10,098,274
=================================== ===================================  ==================================
----------------------------------- -----------------------------------  ----------------------------------
    $16,563,843     $  7,178,832        $13,044,243      $4,898,787          $14,060,447    $  7,595,789
=================================== ===================================  ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                  SmallCap Value
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2003             2002
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      (38,751)  $      (11,431)
   Total realized gains (losses) on investments                                 550,538           24,070
   Change in net unrealized appreciation or depreciation of
     investments                                                              4,672,123         (916,250)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               5,183,910         (903,611)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           19,148,967       13,192,246
   Contract terminations and surrenders                                        (387,510)      (1,131,844)
   Death benefit payments                                                       (11,017)         (33,477)
   Policy loan transfers                                                        (72,427)        (129,557)
   Transfers to other contracts                                             (13,010,651)      (7,104,116)
   Cost of insurance and administration charges                                (920,310)        (692,478)
   Surrender charges                                                           (123,465)        (492,648)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            4,623,587        3,608,126
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     9,807,497        2,704,515

Net assets at beginning of period                                             8,246,983        5,542,468
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $18,054,480     $  8,246,983
                                                                        ===================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

                                        Vanguard VIF Balanced               Vanguard VIF Equity Index
        Utilities Division                     Division (1)                        Division (1)
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                                      ------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                                      ------------------



  $     97,682     $     83,762      $       8,847      $      (44)      $       6,861      $      (126)
       (56,194)        (214,870)             6,928               -              77,025             (165)

       282,333         (148,204)            83,345          (1,060)            315,685          (18,999)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       323,821         (279,312)            99,120          (1,104)            399,571          (19,290)



     1,620,756        2,126,245          1,100,899         132,782           5,772,428          402,019
      (114,424)         (98,775)            (6,913)              -             (14,388)               -
          (928)         (22,724)                 -               -                   -                -
        (8,810)         (41,476)                 -               -                   -                -
      (606,511)      (1,316,249)          (460,122)         (1,442)         (3,667,213)          (4,687)
      (263,692)        (259,348)            (4,277)            (94)             (7,313)            (265)
       (36,278)         (42,488)               191               -                 398                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       590,113          345,185            629,778         131,246           2,083,912          397,067
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       913,934           65,873            728,898         130,142           2,483,483          377,777

     2,127,193        2,061,320            130,142               -             377,777                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    $3,041,127       $2,127,193        $   859,040        $130,142          $2,861,260         $377,777
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                    Vanguard VIF
                                                                                    MidCap Index
                                                                                    Division (1)
                                                                        -------------------------------------
                                                                        -------------------------------------
                                                                               2003              2002
                                                                        -------------------------------------
                                                                        -------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $       723        $      (15)
   Total realized gains (losses) on investments                                 7,371               (44)
   Change in net unrealized appreciation or depreciation of
     investments                                                               56,300            (1,226)
                                                                        -------------------------------------
                                                                        -------------------------------------
Net increase (decrease) in net assets resulting from operations                64,394            (1,285)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            298,533            51,209
   Contract terminations and surrenders                                        (2,807)                -
   Death benefit payments                                                           -                 -
   Policy loan transfers                                                            -                 -
   Transfers to other contracts                                               (90,980)             (551)
   Cost of insurance and administration charges                                (1,313)              (32)
   Surrender charges                                                               78                 -
                                                                        -------------------------------------
                                                                        -------------------------------------
Increase (decrease) in net assets from policy related transactions            203,511            50,626
                                                                        -------------------------------------
                                                                        -------------------------------------
Total increase (decrease)                                                     267,905            49,341

Net assets at beginning of period                                              49,341                 -
                                                                        -------------------------------------
                                                                        -------------------------------------
Net assets at end of period                                                   $317,246          $49,341
                                                                        =====================================

(1) Commenced operations May 18, 2002.

See accompanying notes.

          Wells Fargo VT                      Wells Fargo VT                   Wells Fargo VT Large
         Asset Allocation                     Equity Income                       Company Growth
           Division (1)                        Division (1)                        Division (1)
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2003             2002               2003             2002               2003             2002
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



    $    1,539      $       565       $       519       $       41         $    (132)       $      (6)
         1,358              208             1,508               69               586               (1)

        48,646            4,490            12,891               (1)            3,811             (189)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        51,543            5,263            14,918              109             4,265             (196)



       261,013          154,295            98,382           19,121            50,851            6,128
          (478)               -              (146)               -              (681)               -
             -                -                 -                -                 -                -
        (1,469)               -                 -                -                 -                -
       (21,591)            (134)           (6,565)            (299)           (2,827)              (1)
       (26,910)          (4,429)          (11,921)          (2,541)           (4,085)            (188)
          (180)               -               (64)               -              (362)               -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       210,385          149,732            79,686           16,281            42,896            5,939
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       261,928          154,995            94,604           16,390            47,161            5,743

       154,995                -            16,390                -             5,743                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      $416,923         $154,995          $110,994          $16,390           $52,904           $5,743
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 2003


1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2003, contractholder investment options include the following diversified open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3):          Fidelity Variable Insurance Products Fund II:
     Asset Allocation Account                              Asset Manager Portfolio (4
     Balanced Account                                      Contrafund Portfolio (1)
     Bond Account                                          Equity-Income Portfolio (1)
     Capital Value Account                                 Growth Portfolio (1)
     Equity Growth Account                                 High Income Portfolio (4)
     Government Securities Account                         Mid Cap Portfolio (1)
     Growth Account                                      Fidelity Variable Insurance Products Fund:
     International Account                                 Contrafund Portfolio
     International Emerging Markets Account (1)            Equity-Income Portfolio
     International SmallCap Account                        High Income Portfolio
     LargeCap Blend Account (1)                          Franklin Templeton VIP Trusts:
     LargeCap Growth Equity Account (4)                    Income Securities Fund (1)
     LargeCap Stock Index Account                          Mutual Discovery Securities Fund (1)
     LargeCap Value Account (1)                            Mutual Shares Securities Fund (1)
     Limited Term Bond Account (2)                         Rising Dividends Securities Fund (1)
     MidCap Account                                        Small Cap Value Securities Fund (1)
     MidCap Growth Account                               INVESCO Variable Investment Funds:
     MidCap Value Account                                  Core Equity
     Money Market Account                                  Dynamics
     Real Estate Account                                   Health Sciences
     SmallCap Account                                      Small Company Growth
     SmallCap Growth Account                               Technology
     SmallCap Value Account                              Janus Aspen Portfolios:
     Utilities Account                                     Balanced (4)
                                                           Core Equity (1)
                                                           Flexible Income (1)
                                                           International Growth (1)

1. Investment and Accounting Policies (continued)

   AIM Variable Investment Funds:                        Janus Aspen Portfolios (continued):
     Aggressive Growth Fund (1)                            Mid Cap Growth, formerly Janus Aspen
     Core Equity Fund, formerly the AIM V.I. Growth and       Series Aggressive Growth Portfolio until
        Income                                             Fund until May 18,
                                                           2002 name change the
                                                           May 17, 2003 name
                                                           change Worldwide
                                                           Growth (1)
     Core Equity Series II Fund (4)                      JP Morgan Investment Portfolios:
     Growth Fund                                              Bond (4)
     Growth Series II Fund (4)                                Small Company (1)
     International Growth Fund (4)                      MFS VIT Portfolios:
     Premier Equity Fund, formerly the AIM V.I.             Emerging Growth (1)
       Value Fund until May 18, 2002 name change            MidCap Growth (1)
                                                            New Discovery (1)
     Premier Equity Series II Fund (4)                      Value (1)
   American Century Variable Portfolios, Inc., Class I:  Neuberger Berman AMT Guardian
                                                           Portfolio (1)
       VP Income & Growth                                Putnam Variable Trust Funds:
       VP Ultra                                             Growth and Income (1)
   American Century Variable Portfolios, Inc.            International Equity, formerly the Putnam
     Class II:                                              Variable Trust International Growth
       Income and Growth (4)                                Fund until the August 9, 2003 name
       International (4)                                    Change (1)
       Ultra (1)                                          Voyager
       Value (1)                                         Vanguard Variable Insurance Funds:
   Dreyfus Investment Portfolios:                          Balanced (1)
     Core Value (1)                                        Equity Index (1)
     Founders Discovery                                    Mid-Cap Index (1)
     Founders Growth (1)                                 Wells Fargo Variable Trusts:
     Dreyfus Socially Responsible Growth Fund, Inc. (1)    Asset Allocation (1)
                                                           Equity Income (1)
     Dreyfus Variable Investment Funds:                    Large Company Growth (1)
       Appreciation Portfolio (1)
       Developing Leaders, formerly the Dreyfus
         Variable Investment Fund - Small Cap
         Portfolio until the May 17, 2003
         name change (1)
       Quality Bond Portfolio (4)

(1)  Commenced operations May 18, 2002
(2)  Commenced operations May 17, 2003
(3)  Organized by Principal Life Insurance Company
(4)  Commenced operations February 22, 2003

Investments are stated at the closing net asset values per share on December 31, 2003. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts, PrinFlex Life Contracts, Survivorship Variable Universal Life Insurance Contracts, Variable Universal Life Accumulator Contracts, Variable Universal Life Accumulator II Contracts, Benefit Variable Universal Life Contracts, and Executive Variable Universal Life Contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Survivorship Variable Universal Life Insurance Contracts - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. A monthly administration charge of $8.00 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as a smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator Contracts (beginning in 2001) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .70% of the asset value of each policy. The current administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Benefit Variable Universal Life Contracts (beginning in 2002) - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of .40% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first through fifth years, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Executive Variable Universal Life Contracts (beginning in 2002) - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of .30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Principal Variable Universal Life Accumulator II Contracts (VUL2) - Mortality and Expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 70% of the asset value of each policy. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year the administrative charge is $10.00 per month. A cost of insurance charged, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

In addition, during the year ended December 31, 2003, management fees were paid indirectly to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.), an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed at the annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the MidCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

                          Account                        Fee Range
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

   Bond, Government Securities, Money Market           0.50% - 0.30%
   Balanced, Utilities                                0.60    - 0.40
   MidCap                                             0.65    - 0.45
   Asset Allocation, Equity Growth                    0.80    - 0.60
   SmallCap                                           0.85    - 0.65
   MidCap Growth, Real Estate                         0.90    - 0.70
   SmallCap Growth                                    1.00    - 0.80
   SmallCap Value                                     1.10    - 0.90
   International SmallCap                             1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

            Account                                   Fee Range
   --------------------------------------------------------------------
   --------------------------------------------------------------------

   Capital Value, Growth                            0.60% - 0.40%
   LargeCap Blend, LargeCap Value                  0.75    - 0.55
   International                                   0.85    - 0.65
   MidCap Value                                    1.05    - 0.85
   International Emerging Markets                  1.25    - 1.05

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2003:

   Division                                Purchase           Sales
   ------------------------------------------------------------------------

   AIM V.I. Aggressive Growth:
      Benefit Variable Universal Life     $     107,811   $       35,991
      Executive Variable Universal Life         125,498           54,855

   Division                                          Purchase       Sales
   -----------------------------------------------------------------------------

   AIM V.I. Core Equity:
      Flex Variable Life                          $         9,773  $     1,360
      PrinFlex Life                                     1,799,730    1,578,858
      Survivorship Variable Universal Life                 13,639        5,222
      Variable Universal Life Accumulator                 220,243       91,225

   AIM V.I. Core Equity, Series II:
      Variable Universal Life Accumulator II               42,421        4,435

   AIM V.I. Growth:
      Flex Variable Life                                    1,467        3,907
      PrinFlex Life                                     1,017,572      588,675
      Survivorship Variable Universal Life                 23,410        1,445
      Variable Universal Life Accumulator                 151,147       59,349

   AIM V.I. Growth, Series II:
      Variable Universal Life Accumulator II               23,728        3,309

   AIM V.I. International Growth:
      Executive Variable Universal Life                    22,082        9,575

   AIM V.I. Premier Equity:
      Flex Variable Life                                    5,029        3,781
      PrinFlex Life                                     5,246,861    4,416,533
      Survivorship Variable Universal Life                 28,569        6,091
      Variable Universal Life Accumulator                 351,193      144,549
      Benefit Variable Universal Life                           -            -
      Executive Variable Universal Life                         -            -

   AIM V.I. Premier Equity, Series II:
      Variable Universal Life Accumulator II              157,868       16,782

   American Century VP Income & Growth, Class II:
      Variable Universal Life Accumulator II               51,618        4,618
      Benefit Variable Universal Life                       6,001          148
      Executive Variable Universal Life                    25,282       14,353

   Division                                           Purchase       Sales
   -----------------------------------------------------------------------------

   American Century VP International, Class II:
      Benefit Variable Universal Life                  $     3,417  $          -
      Executive Variable Universal Life                     98,454        4,742

   American Century VP Ultra, Class II:
      Benefit Variable Universal Life                       32,808        2,451
      Executive Variable Universal Life                    137,285       35,515
      Variable Universal Life Accumulator II                64,584        8,434

   American Century VP Value, Class II:
      Flex Variable Life                                     5,342          138
      PrinFlex Life                                      1,252,334      778,772
      Survivorship Variable Universal Life                  61,408        3,452
      Variable Universal Life Accumulator                  192,474       38,668
      Variable Universal Life Accumulator II                56,406        6,154
      Benefit Variable Universal Life                       50,405        9,842
      Executive Variable Universal Life                     59,994        4,237

   American Century VP Income and Growth, Class I:
      Flex Variable Life                                     2,503          894
      PrinFlex Life                                      1,757,079    1,275,575
      Survivorship Variable Universal Life                   5,935        7,793
      Variable Universal Life Accumulator                  346,502      102,580

   American Century VP Ultra, Class I:
      Flex Variable Life                                     1,108          642
      PrinFlex Life                                      1,055,277      721,153
      Survivorship Variable Universal Life                   9,109        4,338
      Variable Universal Life Accumulator                  245,927       76,452

   Asset Allocation:
      Flex Variable Life                                    44,455        1,632
      PrinFlex Life                                      8,472,783    5,269,525
      Survivorship Variable Universal Life                 347,022      333,323
      Variable Universal Life Accumulator                  761,002      199,269
      Variable Universal Life Accumulator II                61,834       19,476

   Division                                    Purchase           Sales
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Balanced:
      Flex Variable Life                      $     514,364      $   668,284
      PrinFlex Life                               5,117,754        4,200,298
      Survivorship Variable Universal Life           97,016           75,447
      Variable Universal Life Accumulator           338,571          102,296
      Variable Universal Life Accumulator II         53,808            9,262

   Bond:
      Flex Variable Life                          1,536,342          871,064
      PrinFlex Life                              28,943,985       25,015,305
      Survivorship Variable Universal Life          388,348          315,313
      Variable Universal Life Accumulator         1,866,724        1,035,473
      Variable Universal Life Accumulator II        725,147           82,239
      Benefit Variable Universal Life               284,527           79,434
      Executive Variable Universal Life           1,525,936          654,763

   Capital Value:
      Flex Variable Life                            824,924        1,049,503
      PrinFlex Life                               7,768,009        7,000,888
      Survivorship Variable Universal Life          236,966          102,369
      Variable Universal Life Accumulator         3,932,469          498,781
      Variable Universal Life Accumulator II        155,391           19,741
      Benefit Variable Universal Life                13,919           14,345
      Executive Variable Universal Life             157,599          151,713

   Dreyfus DIP Founders Discovery:
      Flex Variable Life                              3,907              216
      PrinFlex Life                                 415,155          238,957
      Survivorship Variable Universal Life            3,440                -
      Variable Universal Life Accumulator            93,962           23,994
      Executive Variable Universal Life                  66            1,125

   Dreyfus DIP Core Value:
      Benefit Variable Universal Life                 4,037               32
      Executive Variable Universal Life             514,816          147,467

   Division                                        Purchase           Sales
   --------------------------------------------------------------------------

   Dreyfus Socially Responsible Growth:
      Benefit Variable Universal Life      $       14,083 $            332

   Dreyfus VIF Appreciation:
      Benefit Variable Universal Life              36,390            5,053
      Executive Variable Universal Life            12,670            1,144

   Dreyfus VIF Developing Leaders:
      Variable Universal Life Accumulator I       116,511            9,901
      Benefit Variable Universal Life              43,053            7,928
      Executive Variable Universal Life         1,952,284        1,308,881

   Dreyfus VIF Quality Bond:
      Benefit Variable Universal Life              86,067            5,228
      Executive Variable Universal Life           114,291          101,055

   Equity Growth:
      Flex Variable Life                           23,865            3,335
      PrinFlex Life                            27,048,141       16,270,257
      Survivorship Variable Universal Life      1,250,234          489,585
      Variable Universal Life Accumulator         748,428          280,015
      Variable Universal Life Accumulator I       278,435           24,695
      Benefit Variable Universal Life              25,676            2,906
      Executive Variable Universal Life           102,224           30,420

   Fidelity VIP Contrafund:
      Flex Variable Life                           15,792            4,192
      PrinFlex Life                            21,922,119       18,658,372
      Survivorship Variable Universal Life        664,468          461,922
      Variable Universal Life Accumulator       1,195,820          392,256

   Fidelity VIP Equity-Income:
      Flex Variable Life                           13,727            6,264
      PrinFlex Life                            18,009,158       14,989,689
      Survivorship Variable Universal Life        511,452          245,851
      Variable Universal Life Accumulator         866,086          224,411

   Division                                            Purchase           Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Fidelity VIP High Income:
      Flex Variable Life                       $         4,283  $         2,880
      PrinFlex Life                                  4,572,359        3,176,491
      Survivorship Variable Universal Life              43,955           68,840
      Variable Universal Life Accumulator              132,052           39,969

   Fidelity VIP II Asset Manager:
      Benefit Variable Universal Life                   40,558            9,340
      Executive Variable Universal Life                810,869          311,333

   Fidelity VIP II Contrafund:
      Benefit Variable Universal Life                   36,313           16,787
      Executive Variable Universal Life                614,615          189,087
      Variable Universal Life Accumulator II           216,660           25,447

   Fidelity VIP II Equity-Income:
      Benefit Variable Universal Life                  286,199           74,499
      Executive Variable Universal Life              2,616,139        1,850,643
      Variable Universal Life Accumulator II           275,834           35,510

   Fidelity VIP II Growth:
      Flex Variable Life                                 6,778              361
      PrinFlex Life                                    989,348          415,449
      Survivorship Variable Universal Life             192,125            4,881
      Variable Universal Life Accumulator              369,247          216,847
      Variable Universal Life Accumulator II            95,251           15,186
      Benefit Variable Universal Life                   70,453           12,999
      Executive Variable Universal Life                729,641          225,475

   Fidelity VIP II High Income:
      Variable Universal Life Accumulator II            18,523            5,234
      Benefit Variable Universal Life                  119,553           32,368
      Executive Variable Universal Life                483,901          276,169

   Division                                         Purchase           Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Fidelity VIP II MidCap:
      Benefit Variable Universal Life          $     204,590   $       75,807
      Executive Variable Universal Life            1,891,090        1,252,740
      Variable Universal Life Accumulator II          43,111            3,975

   Franklin Income Securities:
      Benefit Variable Universal Life                 12,230              210
      Executive Variable Universal Life              306,408          121,364

   Franklin Mutual Discovery:
      Benefit Variable Universal Life                 39,693           21,944
      Executive Variable Universal Life              290,429          162,707

   Franklin Mutual Shares:
      Benefit Variable Universal Life                187,780           74,009
      Executive Variable Universal Life              506,266          149,344

   Franklin Rising Dividends:
      Benefit Variable Universal Life                229,204           61,368
      Executive Variable Universal Life              438,775           76,674

   Franklin Small Cap Value Securities:
      Benefit Variable Universal Life                 93,802           16,292
      Executive Variable Universal Life              644,646          387,546

   Government Securities:
      Flex Variable Life                              96,025          106,868
      PrinFlex Life                               25,697,586       25,976,082
      Survivorship Variable Universal Life           933,092          405,313
      Variable Universal Life Accumulator          3,342,658        1,582,839
      Variable Universal Life Accumulator II         411,116           81,714
      Benefit Variable Universal Life                527,539          286,703
      Executive Variable Universal Life            1,968,403        1,031,204

   Division                                     Purchase           Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Growth:
      Flex Variable Life                        $        171     $        101
      PrinFlex Life                                5,721,837        4,299,814
      Survivorship Variable Universal Life           324,825          178,545
      Variable Universal Life Accumulator            158,781           40,285
      Variable Universal Life Accumulator II          35,976            6,931
      Executive Variable Universal Life              208,136          209,945

   International:
      Flex Variable Life                              11,955              714
      PrinFlex Life                               12,852,583       11,078,758
      Survivorship Variable Universal Life           307,272          177,725
      Variable Universal Life Accumulator          2,571,466          353,961
      Variable Universal Life Accumulator II         349,238           34,305
      Benefit Variable Universal Life                  8,310               33
      Executive Variable Universal Life               98,638          133,403

   International Emerging Markets:
      Flex Variable Life                              25,222              532
      PrinFlex Life                                  870,382          495,992
      Survivorship Variable Universal Life            13,540              676
      Variable Universal Life Accumulator            207,511           55,965
      Variable Universal Life Accumulator II          83,641            7,770

   International SmallCap:
      Flex Variable Life                              15,429            1,634
      PrinFlex Life                                7,952,312        6,683,267
      Survivorship Variable Universal Life           211,422          126,905
      Variable Universal Life Accumulator            571,726          234,125
      Variable Universal Life Accumulator II         134,878           15,203
      Benefit Variable Universal Life                 21,275            1,754
      Executive Variable Universal Life              131,811          111,778

   Division                                     Purchase           Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   INVESCO VIF-Dynamics:
      Flex Variable Life                    $            348 $            185
      PrinFlex Life                                  698,398          461,002
      Survivorship Variable Universal Life                 -              230
      Variable Universal Life Accumulator             33,077           18,888
      Benefit Variable Universal Life                 16,657              747
      Executive Variable Universal Life               17,695            2,092

   INVESCO VIF-Health Sciences:
      Flex Variable Life                               3,196            1,147
      PrinFlex Life                                2,377,815        1,586,418
      Survivorship Variable Universal Life           125,989           56,145
      Variable Universal Life Accumulator            337,648          107,924
      Variable Universal Life Accumulator Ii         100,053            8,904
      Benefit Variable Universal Life                 67,358            6,718
      Executive Variable Universal Life              156,760           68,608

   INVESCO VIF-Small Company Growth:
      Flex Variable Life                               1,307              847
      PrinFlex Life                                1,000,972          809,411
      Survivorship Variable Universal Life             9,971            1,989
      Variable Universal Life Accumulator             90,790           56,149
      Benefit Variable Universal Life                 67,574           23,454
      Executive Variable Universal Life              641,884          417,389

   INVESCO VIF-Technology:
      Flex Variable Life                               8,133            3,877
      PrinFlex Life                                1,741,651        1,124,871
      Survivorship Variable Universal Life             4,535            1,900
      Variable Universal Life Accumulator            155,223           32,572
      Benefit Variable Universal Life                 15,606            1,218
      Executive Variable Universal Life              165,217           88,925

   Division                                 Purchase           Sales
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

   Janus Aspen Balanced:
      Executive Variable Universal Life    $     474,438    $     300,851

   Janus Aspen Core Equity:
      Benefit Variable Universal Life             74,462           16,643
      Executive Variable Universal Life          224,702           38,954

   Janus Aspen Flexible Income:
      Benefit Variable Universal Life            223,751           48,777
      Executive Variable Universal Life        5,557,417        3,716,690

   Janus Aspen Mid Cap Growth:
      Flex Variable Life                          10,821            3,630
      PrinFlex Life                            1,436,426          945,243
      Survivorship Variable Universal Life        19,654            5,450
      Variable Universal Life Accumulator        228,575           96,128
      Benefit Variable Universal Life             17,819           18,694
      Executive Variable Universal Life           87,061           25,500

   Janus Aspen Worldwide Growth:
      Benefit Variable Universal Life             41,424            4,471
      Executive Variable Universal Life           60,476           27,251

   JP Morgan Bond:
      Benefit Variable Universal Life             17,540              165
      Executive Variable Universal Life           68,090           29,634

   JP Morgan Small Company:
      Benefit Variable Universal Life             31,026            2,364
      Executive Variable Universal Life          184,956           40,776

   Division                                         Purchase           Sales
   ---------------------------------------------------------------------------

   LargeCap Blend:
      Flex Variable Life                     $         5,124 $            553
      PrinFlex Life                                1,453,382          736,326
      Survivorship Variable Universal Life            62,796            4,933
      Variable Universal Life Accumulator            432,301           92,421
      Variable Universal Life Accumulator II         287,943           31,919
      Benefit Variable Universal Life                      -                -
      Executive Variable Universal Life              184,700          123,772

   LargeCap Growth Equity:
      Flex Variable Life                              16,226              426
      PrinFlex Life                                  667,099           36,341
      Survivorship Variable Universal Life            12,657               52
      Variable Universal Life Accumulator          6,013,952           20,940
      Variable Universal Life Accumulator II          45,491            5,094
      Benefit Variable Universal Life                 53,868              211
      Executive Variable Universal Life                    -                -

   LargeCap Stock Index:
      Flex Variable Life                              44,907           11,742
      PrinFlex Life                               22,209,328       21,286,812
      Survivorship Variable Universal Life           691,198          400,555
      Variable Universal Life Accumulator            836,753          233,917
      Variable Universal Life Accumulator II         200,956           23,697

   LargeCap Value:
      Flex Variable Life                              34,549            2,856
      PrinFlex Life                                2,136,761          872,941
      Survivorship Variable Universal Life            38,701            1,713
      Variable Universal Life Accumulator            462,178           97,620
      Variable Universal Life Accumulator II         274,618           27,176
      Benefit Variable Universal Life                      -                -
      Executive Variable Universal Life              100,633           76,422

   Division                                    Purchase           Sales
   ----------------------------------------------------------------------------

   Limited Term Bond:
      PrinFlex Life                          $       68,455   $        5,594
      Survivorship Variable Universal Life           11,932              399
      Variable Universal Life Accumulator            19,521            1,674
      Variable Universal Life Accumulator II         16,705            1,408

   MFS VIT Emerging Growth:
      Benefit Variable Universal Life                19,001            2,166
      Executive Variable Universal Life              19,965           13,580

   MFS VIT MidCap Growth:
      Benefit Variable Universal Life                28,375            1,972
      Executive Variable Universal Life             122,272           56,121

   MFS VIT New Discovery:
      Benefit Variable Universal Life                31,473            6,210
      Executive Variable Universal Life              22,513            2,840
      Variable Universal Life Accumulator II         28,113            3,169

   MFS VIT Value:
      Benefit Variable Universal Life                69,015           25,088
      Executive Variable Universal Life             531,779          185,777

   Division                                     Purchase           Sales
   -----------------------------------------------------------------------------

   MidCap:
      Flex Variable Life                        $  1,894,670     $  2,524,741
      PrinFlex Life                               18,766,165       15,346,453
      Survivorship Variable Universal Life           571,107          309,908
      Variable Universal Life Accumulator          1,495,768          407,669
      Variable Universal Life Accumulator II         374,523           58,715
      Benefit Variable Universal Life                 48,497            2,319
      Executive Variable Universal Life              642,466          419,051

   MidCap Growth:
      Flex Variable Life                              16,654              402
      PrinFlex Life                                5,028,458        3,239,290
      Survivorship Variable Universal Life           240,372           24,644
      Variable Universal Life Accumulator            974,154          549,054
      Variable Universal Life Accumulator II         144,991           16,038
      Benefit Variable Universal Life                 54,670              284
      Executive Variable Universal Life               81,862            1,154

   MidCap Value:
      Flex Variable Life                              10,148            1,976
      PrinFlex Life                                5,571,757        4,093,170
      Survivorship Variable Universal Life           155,037           18,319
      Variable Universal Life Accumulator            617,934          170,360
      Variable Universal Life Accumulator II         224,836           21,294
      Benefit Variable Universal Life                248,663           52,265
      Executive Variable Universal Life              754,433          734,933

   Money Market:
      Flex Variable Life                             302,581          358,624
      PrinFlex Life                               59,613,630       59,696,029
      Survivorship Variable Universal Life         1,847,144        1,380,934
      Variable Universal Life Accumulator          9,979,899       10,576,909
      Variable Universal Life Accumulator II       6,590,688        5,220,934
      Benefit Variable Universal Life              5,511,692        3,764,881
      Executive Variable Universal Life           25,542,852       28,058,313

   Division                                    Purchase           Sales
   ----------------------------------------------------------------------------

   Putnam VT Growth & Income:
      Benefit Variable Universal Life         $      94,930    $      78,985
      Executive Variable Universal Life             746,563          722,472

   Putnam VT International Equity:
      Benefit Variable Universal Life               286,004           85,413
      Executive Variable Universal Life           2,076,611        1,707,940

   Putnam VT Voyager:
      Flex Variable Life                              2,419            1,647
      PrinFlex Life                              12,445,659       10,579,518
      Survivorship Variable Universal Life          401,883          543,587
      Variable Universal Life Accumulator           635,218          294,742
      Benefit Variable Universal Life               109,725           57,929
      Executive Variable Universal Life           3,472,193        3,121,315

   Real Estate:
      Flex Variable Life                             36,919           23,182
      PrinFlex Life                              15,876,613       11,997,008
      Survivorship Variable Universal Life          574,761          202,662
      Variable Universal Life Accumulator         1,002,090          291,922
      Variable Universal Life Accumulator II        255,281           25,478
      Benefit Variable Universal Life               340,449          136,620
      Executive Variable Universal Life             940,951          197,902

   SmallCap:
      Flex Variable Life                             38,100            1,734
      PrinFlex Life                               6,365,801        3,300,735
      Survivorship Variable Universal Life          527,905           67,767
      Variable Universal Life Accumulator         2,148,498          217,395
      Variable Universal Life Accumulator II         47,931            5,157
      Benefit Variable Universal Life                15,047              405
      Executive Variable Universal Life             102,187           27,871

   Division                                    Purchase           Sales
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   SmallCap Growth:
      Flex Variable Life                     $        2,550   $        1,115
      PrinFlex Life                               6,230,411        4,270,913
      Survivorship Variable Universal Life          158,551          170,386
      Variable Universal Life Accumulator           465,281          149,204
      Variable Universal Life Accumulator II        128,862           12,094
      Benefit Variable Universal Life                29,804           17,490
      Executive Variable Universal Life             342,873          319,186

   SmallCap Value:
      Flex Variable Life                             14,083            5,931
      PrinFlex Life                              17,083,963       13,703,663
      Survivorship Variable Universal Life          250,210          177,622
      Variable Universal Life Accumulator           838,502          250,841
      Variable Universal Life Accumulator II        159,674           18,318
      Benefit Variable Universal Life               345,739          106,929
      Executive Variable Universal Life             992,349          358,648

   Utilities:
      Flex Variable Life                              1,427              633
      PrinFlex Life                               1,486,789          975,432
      Survivorship Variable Universal Life          106,481           39,998
      Variable Universal Life Accumulator           110,671           30,816
      Variable Universal Life Accumulator II         35,940            6,634

   Vanguard VIF Balanced:
      Benefit Variable Universal Life               295,268           78,539
      Executive Variable Universal Life             815,534          393,638

   Vanguard VIF Equity Index:
      Benefit Variable Universal Life               359,968           47,127
      Executive Variable Universal Life           5,444,226        3,645,116

   Division                                           Purchase           Sales
   -----------------------------------------------------------------------------

   Vanguard VIF MidCap Index:
      Benefit Variable Universal Life         $      121,496   $       12,796
      Executive Variable Universal Life              181,652           82,602

   Wells Fargo VT Asset Allocation:
      PrinFlex Life                                  120,041           29,006
      Survivorship Variable Universal Life            38,712              273
      Variable Universal Life Accumulator             77,236           20,629
      Variable Universal Life Accumulator II          16,414            1,902
      Executive Variable Universal Life               12,973            1,642

   Wells Fargo VT Equity Income:
      PrinFlex Life                                   28,101            7,262
      Survivorship Variable Universal Life            37,575              265
      Variable Universal Life Accumulator             33,251           11,233
      Variable Universal Life Accumulator II           1,551              364

   Wells Fargo VT Large Company Growth:
      PrinFlex Life                                        -            2,434
      Survivorship Variable Universal Life            31,512            2,047
      Variable Universal Life Accumulator II          11,938            2,753
      Benefit Variable Universal Life                  7,400              853

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Aggressive Growth:
      Benefit Variable Universal Life          $    12,984   $      4,225   $            - $            -
      Executive Variable Universal Life             15,626          6,687             503              1

   AIM V.I. Core Equity:
      Flex Variable Life                             1,368            166             426            179
      PrinFlex Life                                234,113        206,297         154,333         97,337
      Survivorship Variable Universal Life           1,684            663           1,261            209
      Variable Universal Life Accumulator           29,690         11,826          26,168          6,827

   AIM V.I. Core Equity, Series II:
      Variable Universal Life Accumulator II         3,573            371               -              -

   AIM V.I. Growth:
      Flex Variable Life                               205            526             501              -
      PrinFlex Life                                147,695         85,569         174,188         99,916
      Survivorship Variable Universal Life           3,568            215           3,557            122
      Variable Universal Life Accumulator           23,114          9,018          16,742          3,683

   AIM V.I. Growth, Seres II:
      Variable Universal Life Accumulator II         1,913            266               -              -

   AIM V.I. International Growth:
      Benefit Variable Universal Life         $      2,633  $       1,115   $            - $            -

   AIM V.I. Premier Equity:
      Flex Variable Life                               730            544             823            140
      PrinFlex Life                                766,544        646,897         531,678        363,020
      Survivorship Variable Universal Life           4,358            916          10,959            679
      Variable Universal Life Accumulator           52,533         21,876          43,428          7,844

   AIM V.I. Premier Equity, Series II:
      Variable Universal Life Accumulator II        13,266          1,397               -              -

                                                          2003                           2002
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   American Century VP Income & Growth,
      Class II:
        Variable Universal Life                                       480               -
          Accumulator II                     $       5,451  $               $                $           -
        Benefit Variable Universal Life                637             15               -              -
        Executive Variable Universal Life            2,951          1,592               -              -

   American Century VP International,
      Class II:
        Benefit Variable Universal Life                360              -               -              -
        Executive Variable Universal Life           11,498            535               -              -

   American Century VP Ultra, Class II:
      Benefit Variable Universal Life                3,682            266               -              -
      Executive Variable Universal Life             15,689          4,168           9,616             76
      Variable Universal Life Accumulator II         7,004            903               -              -

   American Century VP Value, Class II:
      Flex Variable Life                               565             13             271            271
      PrinFlex Life                                134,410         85,048          37,189          7,854
      Survivorship Variable Universal Life           6,812            363           3,842             77
      Variable Universal Life Accumulator           20,880          4,182           8,896          1,328
      Variable Universal Life Accumulator II         5,715            613               -              -
      Benefit Variable Universal Life                5,348            938               -              -
      Executive Variable Universal Life              6,342            430              61              1

   American Century VP Income and Growth,
      Class I:
        Flex Variable Life                             307            112               -              -
        PrinFlex Life                              216,714        159,892               -              -
        Survivorship Variable Universal Life           646          1,006               -              -
        Variable Universal Life Accumulator         44,100         12,762               -              -

   American Century VP Ultra, Class I:
      Flex Variable Life                               151             73           1,044             83
      PrinFlex Life                                134,045         91,927          55,675         27,696
      Survivorship Variable Universal Life           1,207            550           3,318            234
      Variable Universal Life Accumulator           31,976          9,713          25,259          4,104

                                                          2003                           2002
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Asset Allocation:
      Flex Variable Life                     $       4,668   $        167    $      1,304    $       138
      PrinFlex Life                                600,310        386,691         440,054        517,163
      Survivorship Variable Universal Life          31,537         33,417          26,277          5,846
      Variable Universal Life Accumulator           54,270         14,514          33,150          5,532
      Variable Universal Life Accumulator II         4,314          1,376               -              -

   Balanced:
      Flex Variable Life                            17,146         25,398          14,646         20,255
      PrinFlex Life                                428,877        368,450         448,080        409,165
      Survivorship Variable Universal Life           9,274          8,657          27,646          5,149
      Variable Universal Life Accumulator           29,197          8,796          22,348          7,754
      Variable Universal Life Accumulator II         4,479            767

   Bond:
      Flex Variable Life                            48,925         29,251          40,210         45,770
      PrinFlex Life                              1,868,260      1,661,716       1,539,961      1,221,949
      Survivorship Variable Universal Life          26,821         24,115          32,992          6,633
      Variable Universal Life Accumulator          121,649         68,736          65,220         11,784
      Variable Universal Life Accumulator II        47,814          5,423
      Benefit Variable Universal Life               18,811          5,229               -              -
      Executive Variable Universal Life            100,324         43,000          10,105             11

   Capital Value:
      Flex Variable Life                            23,927         32,589          25,550         39,742
      PrinFlex Life                                627,258        590,581         858,533        674,243
      Survivorship Variable Universal Life          27,897         12,935          31,279          7,408
      Variable Universal Life Accumulator          323,238         41,241         273,736         24,192
      Variable Universal Life Accumulator II        11,985          1,533
      Benefit Variable Universal Life                1,356          1,356               -              -
      Executive Variable Universal Life             14,265         12,583           2,025             33

   Dreyfus DIP Founders Discovery:
      Flex Variable Life                               536             28               -              -
      PrinFlex Life                                 59,833         34,467          24,362         16,443
      Survivorship Variable Universal Life             491              -               -              -
      Variable Universal Life Accumulator           15,047          3,484           3,231            603
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life                 10            203             197              4

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Dreyfus DIP Core Value:
      Benefit Variable Universal Life        $          430   $         3    $          -    $         -
      Executive Variable Universal Life             58,543         16,390           2,840             50

   Dreyfus Socially Responsible Growth:
      Benefit Variable Universal Life                1,745             38               -              -
      Executive Variable Universal Life                  -              -               -              -

   Dreyfus VIF Appreciation:
      Benefit Variable Universal Life                3,966            546               -              -
      Executive Variable Universal Life              1,333            127               -              -

   Dreyfus VIF Developing Leaders:
      Benefit Variable Universal Life                4,734            870               -              -
      Executive Variable Universal Life            246,068        164,411           2,044             33
      Variable Universal Life Accumulator II        12,737          1,064               -              -

   Dreyfus VIF Quality Bond:
      Benefit Variable Universal Life                7,632            470               -              -
      Executive Variable Universal Life             10,261          9,083               -              -

   Equity Growth:
      Flex Variable Life                             3,412            435           2,404            713
      PrinFlex Life                              2,125,875      1,316,002       1,901,555      1,630,131
      Survivorship Variable Universal Life         162,771         68,164         102,081         34,292
      Variable Universal Life Accumulator           60,676         22,348          54,204         10,697
      Variable Universal Life Accumulator II        21,062          1,862
      Benefit Variable Universal Life                2,075            231               -              -
      Executive Variable Universal Life              8,061          2,520             267              -

   Fidelity VIP Contrafund:
      Flex Variable Life                             1,700            388           8,105            480
      PrinFlex Life                              1,369,783      1,172,400       1,407,375      1,289,391
      Survivorship Variable Universal Life          72,245         50,782          61,100         26,801
      Variable Universal Life Accumulator           76,477         24,431          67,104         15,563

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP Equity-Income:
      Flex Variable Life                     $       1,537  $          679  $       5,915  $       1,288
      PrinFlex Life                              1,304,723      1,104,113       1,237,437      1,064,764
      Survivorship Variable Universal Life          53,899         27,187          42,473         13,439
      Variable Universal Life Accumulator           64,410         16,616          43,703          8,018

   Fidelity VIP High Income:
      Flex Variable Life                               399            271             170             47
      PrinFlex Life                                443,664        326,895         314,424        276,626
      Survivorship Variable Universal Life           4,193          8,413           6,829          1,984
      Variable Universal Life Accumulator           13,575          4,033           3,273            688

   Fidelity VIP II Asset Manager:
      Benefit Variable Universal Life                3,909            879               -              -
      Executive Variable Universal Life             74,784         28,651               -              -

   Fidelity VIP II Contrafund:
      Benefit Variable Universal Life                3,669          1,662               -              -
      Executive Variable Universal Life             65,936         19,732           3,732              3
      Variable Universal Life Accumulator II        21,507          2,485

   Fidelity VIP II Equity-Income:
      Benefit Variable Universal Life               30,681          8,345               -              -
      Executive Variable Universal Life            314,082        220,792           8,902            164
      Variable Universal Life Accumulator II        29,245          3,781

   Fidelity VIP II Growth:
      Flex Variable Life                               791             34             269              -
      PrinFlex Life                                113,891         48,017          35,856         20,783
      Survivorship Variable Universal Life          21,068            542           1,207             77
      Variable Universal Life Accumulator           43,596         24,906           4,356            291
      Variable Universal Life Accumulator II        10,339          1,623
      Benefit Variable Universal Life                7,870          1,473               -              -
      Executive Variable Universal Life             75,633         23,095             107              -

   Fidelity VIP II High Income:
      Variable Universal Life Accumulator II         1,502            425               -              -
      Benefit Variable Universal Life               10,076          2,700               -              -
      Executive Variable Universal Life             41,690         23,663               -              -

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP II MidCap:
      Benefit Variable Universal Life         $     20,926   $      7,816   $           -  $           -
      Executive Variable Universal Life            214,060        145,790           3,353             34
      Variable Universal Life Accumulator II         4,195            367

   Franklin Income Securities:
      Benefit Variable Universal Life                1,063             18               -              -
      Executive Variable Universal Life             27,724         11,059             763             12

   Franklin Mutual Discovery:
      Benefit Variable Universal Life                4,108          2,101               -              -
      Executive Variable Universal Life             32,866         18,624           1,737              9

   Franklin Mutual Shares:
      Benefit Variable Universal Life               20,367          7,865               -              -
      Executive Variable Universal Life             53,246         15,455             284              -

   Franklin Rising Dividends:
      Benefit Variable Universal Life               23,766          6,322               -              -
      Executive Variable Universal Life             47,483          8,446          18,246            226

   Franklin Small Cap Value Securities:
      Benefit Variable Universal Life               10,276          1,747               -              -
      Executive Variable Universal Life             77,201         42,933          10,375            150

   Government Securities:
      Flex Variable Life                             7,778          9,263          17,133            665
      PrinFlex Life                              1,614,018      1,674,181       1,724,470      1,079,056
      Survivorship Variable Universal Life          58,803         30,297          41,330          6,203
      Variable Universal Life Accumulator          210,818        101,910         121,149         20,962
      Variable Universal Life Accumulator II        26,421          5,264
      Benefit Variable Universal Life               34,092         18,648               -              -
      Executive Variable Universal Life            125,058         65,821          10,593             11

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Growth:
      Flex Variable Life                     $          27    $        15    $          -    $         -
      PrinFlex Life                                638,203        482,511         765,479        591,794
      Survivorship Variable Universal Life          53,791         32,106          60,743         21,043
      Variable Universal Life Accumulator           18,125          4,447           7,986          1,813
      Variable Universal Life Accumulator II         3,886            726
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life             23,749         23,749               -              -

   International:
      Flex Variable Life                             1,519             82             579            320
      PrinFlex Life                              1,364,596      1,191,426       1,375,877      1,112,894
      Survivorship Variable Universal Life          40,798         24,496          53,534         17,908
      Variable Universal Life Accumulator          272,170         36,406         192,612         15,403
      Variable Universal Life Accumulator II        33,734          3,283
      Benefit Variable Universal Life                  766              3               -              -
      Executive Variable Universal Life             11,081         15,330          18,018            267

   International Emerging Markets:
      Flex Variable Life                             2,459             39             296              -
      PrinFlex Life                                 90,519         52,879         397,918        387,069
      Survivorship Variable Universal Life           1,342             62             380            371
      Variable Universal Life Accumulator           20,996          5,893           8,590            775
      Variable Universal Life Accumulator II         7,613            710

   International SmallCap:
      Flex Variable Life                             1,713            171           2,479             82
      PrinFlex Life                                711,953        611,514       1,311,307      1,191,030
      Survivorship Variable Universal Life          18,834         12,859          19,022          8,293
      Variable Universal Life Accumulator           49,381         19,138          39,322          7,632
      Variable Universal Life Accumulator II        10,167          1,122
      Benefit Variable Universal Life                1,652            128               -              -
      Executive Variable Universal Life             11,995         10,205             497              3

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   INVESCO VIF-Dynamics:
      Flex Variable Life                     $          53     $      26        $      - $             -
      PrinFlex Life                                107,747         72,803          54,399         35,552
      Survivorship Variable Universal Life               -             37           2,703              9
      Variable Universal Life Accumulator            5,232          3,266           4,306            780
      Benefit Variable Universal Life                2,432            103               -              -
      Executive Variable Universal Life              2,734            359             146              -

   INVESCO VIF-Health Sciences:
      Flex Variable Life                               375            133           1,049            125
      PrinFlex Life                                278,910        187,333         154,432         76,736
      Survivorship Variable Universal Life          14,962          6,846           6,245            726
      Variable Universal Life Accumulator           40,559         13,028          31,028          6,226
      Variable Universal Life Accumulator II        11,287            995
      Benefit Variable Universal Life                7,599            765               -              -
      Executive Variable Universal Life             19,281          8,164           1,021              1

   INVESCO VIF-Small Company Growth:
      Flex Variable Life                               204            130             292            131
      PrinFlex Life                                152,032        122,866         106,498         58,787
      Survivorship Variable Universal Life           1,595            267           1,204             34
      Variable Universal Life Accumulator           14,150          9,273          19,590          3,605
      Benefit Variable Universal Life               10,281          3,489               -              -
      Executive Variable Universal Life             97,070         62,540             380              -

   INVESCO VIF-Technology:
      Flex Variable Life                             1,638            789           3,780            562
      PrinFlex Life                                370,159        232,735         131,207         55,272
      Survivorship Variable Universal Life             958            411           5,327            207
      Variable Universal Life Accumulator           33,311          6,994          14,350          4,040
      Benefit Variable Universal Life                3,060            242               -              -
      Executive Variable Universal Life             36,541         18,807             474              -

   Janus Aspen Balanced:
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life             48,894         30,063               -              -

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Janus Aspen Core Equity:
      Benefit Variable Universal Life         $       8,191   $      1,851   $          -   $          -
      Executive Variable Universal Life             25,807          4,403           1,166             10

   Janus Aspen Flexible Income:
      Benefit Variable Universal Life               19,249          4,244               -              -
      Executive Variable Universal Life            491,530        331,645           2,193              3

   Janus Aspen Mid Cap Growth:
      Flex Variable Life                             1,927            524           3,974          4,239
      PrinFlex Life                                227,867        150,803         168,600         94,221
      Survivorship Variable Universal Life           3,004            927           5,794            217
      Variable Universal Life Accumulator           37,577         15,938          32,515          8,051
      Benefit Variable Universal Life                2,922          2,922               -              -
      Executive Variable Universal Life             15,751          4,415          12,828            160

   Janus Aspen Worldwide Growth:
      Benefit Variable Universal Life                4,766            515                -              -
      Executive Variable Universal Life              7,509          3,292             614              -

   JP Morgan Bond:
      Benefit Variable Universal Life                1,599             15               -              -
      Executive Variable Universal Life              6,133          2,671               -              -

   JP Morgan Small Company:
      Benefit Variable Universal Life                3,252            250               -   $          -
      Executive Variable Universal Life             22,288          4,888           4,646             29

   LargeCap Blend:
      Flex Variable Life                               556             55             502              9
      PrinFlex Life                                159,688         81,432          63,771         15,420
      Survivorship Variable Universal Life           6,811            522              71             10
      Variable Universal Life Accumulator           48,684         10,052          11,771          1,539
      Variable Universal Life Accumulator II        30,015          3,337
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life             21,595         13,755          11,880            155

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   LargeCap Growth Equity:
      Flex Variable Life                       $     1,322    $        24     $         -   $          -
      PrinFlex Life                                 54,506          2,944               -              -
      Survivorship Variable Universal Life           1,032              4               -              -
      Variable Universal Life Accumulator          491,420          1,681               -              -
      Variable Universal Life Accumulator II         3,760            420               -              -
      Benefit Variable Universal Life                4,346             17               -              -

   LargeCap Stock Index:
      Flex Variable Life                             6,220          1,475           3,841          1,688
      PrinFlex Life                              3,020,116      2,960,912       1,747,634      1,199,646
      Survivorship Variable Universal Life          90,416         55,413         104,393         60,182
      Variable Universal Life Accumulator          112,560         31,328          86,061         21,794
      Variable Universal Life Accumulator II        24,957          2,943

   LargeCap Value:
      Flex Variable Life                             3,445            281             250              -
      PrinFlex Life                                225,215         91,456          67,376         21,260
      Survivorship Variable Universal Life           3,887            183             763             42
      Variable Universal Life Accumulator           50,942         10,453          12,774            866
      Variable Universal Life Accumulator II        27,758          2,755
      Executive Variable Universal Life             11,822          8,377           2,224             48

   Limited Term Bond:
      Flex Variable Life                                 -              -               -              -
      PrinFlex Life                                  6,825            561               -              -
      Survivorship Variable Universal Life           1,181             40               -              -
      Variable Universal Life Accumulator            1,941            168               -              -
      Variable Universal Life Accumulator II         1,659            141               -              -

   MFS VIT Emerging Growth:
      Benefit Variable Universal Life                2,074            245               -              -
      Executive Variable Universal Life              2,447          1,542           2,337             33

   MFS VIT MidCap Growth:
      Benefit Variable Universal Life                3,383            234               -              -
      Executive Variable Universal Life             13,939          7,273              51              -

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   MFS VIT New Discovery:
      Benefit Variable Universal Life           $    3,431      $     698      $        -     $        -
      Executive Variable Universal Life              2,259            314              66              -
      Variable Universal Life Accumulator II         3,062            333

   MFS VIT Value:
      Benefit Variable Universal Life                7,890          3,013               -              -
      Executive Variable Universal Life             52,464         18,208             324              -

   MidCap:
      Flex Variable Life                            35,568         48,890          63,253         74,553
      PrinFlex Life                              1,168,018        978,531       1,127,978        941,445
      Survivorship Variable Universal Life          45,811         25,772          40,643         10,095
      Variable Universal Life Accumulator           94,516         25,805          65,685         15,113
      Variable Universal Life Accumulator II        21,765          3,350
      Benefit Variable Universal Life                2,830            135               -              -
      Executive Variable Universal Life             40,943         24,425           1,274             17

   MidCap Growth:
      Flex Variable Life                             1,944             41             432            123
      PrinFlex Life                                583,589        378,585         355,059        256,649
      Survivorship Variable Universal Life          25,753          2,989          12,287          2,285
      Variable Universal Life Accumulator          111,837         61,974          26,373          4,668
      Variable Universal Life Accumulator II        15,835          1,716
      Benefit Variable Universal Life                5,765             29               -              -
      Executive Variable Universal Life              8,875            131               -              -

   MidCap Value:
      Flex Variable Life                               967            171           4,359            544
      PrinFlex Life                                558,392        415,419         336,640        157,842
      Survivorship Variable Universal Life          14,798          1,815           8,207            618
      Variable Universal Life Accumulator           63,586         17,674          36,346          6,004
      Variable Universal Life Accumulator II        20,869          1,984
      Benefit Variable Universal Life               23,784          5,129               -              -
      Executive Variable Universal Life             85,648         82,066           1,445             20

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Money Market:
      Flex Variable Life                      $     16,017   $     19,021    $     11,453   $     12,370
      PrinFlex Life                              4,584,706      4,607,741       6,473,444      6,231,914
      Survivorship Variable Universal Life         158,710        120,123         314,487        263,244
      Variable Universal Life Accumulator          768,567        817,201       1,523,332      1,196,531
      Variable Universal Life Accumulator II       507,826        402,472
      Benefit Variable Universal Life              424,590        290,328          15,719             71
      Executive Variable Universal Life          1,969,395      2,165,956         565,768        146,485

   Putnam VT Growth & Income:
      Benefit Variable Universal Life               11,075          9,184               -              -
      Executive Variable Universal Life             89,953         88,066           1,190              1

   Putnam VT International Equity:
      Benefit Variable Universal Life               33,821         10,102               -              -
      Executive Variable Universal Life            258,650        213,149           1,020              1

   Putnam VT Voyager:
      Flex Variable Life                               345            213           1,632            227
      PrinFlex Life                              1,385,013      1,179,008       1,444,797      1,071,531
      Survivorship Variable Universal Life          52,118         72,464          72,826         32,703
      Variable Universal Life Accumulator           71,413         32,786          67,807         12,865
      Benefit Variable Universal Life               12,554          6,618               -              -
      Executive Variable Universal Life            418,592        373,354             199              -

   Real Estate:
      Flex Variable Life                             2,726          1,647           3,307            763
      PrinFlex Life                                968,575        752,211         734,134        547,374
      Survivorship Variable Universal Life          28,660         11,863          41,691         10,217
      Variable Universal Life Accumulator           59,885         18,183          43,352          9,600
      Variable Universal Life Accumulator II        14,021          1,453
      Benefit Variable Universal Life               20,088          8,179               -              -
      Executive Variable Universal Life             57,007         12,371           8,230             41

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   SmallCap:
      Flex Variable Life                       $     4,345   $        199     $     2,750     $      441
      PrinFlex Life                                706,697        387,260         381,597        274,328
      Survivorship Variable Universal Life          51,533          7,554          16,086          6,175
      Variable Universal Life Accumulator          255,942         25,333         188,670         14,037
      Variable Universal Life Accumulator II         5,019            541
      Benefit Variable Universal Life                1,800             42               -              -
      Executive Variable Universal Life             11,526          3,503              46              -

   SmallCap Growth:
      Flex Variable Life                               525            214           1,291            128
      PrinFlex Life                                831,978        563,817         882,495        605,793
      Survivorship Variable Universal Life          27,027         28,748          50,225         16,004
      Variable Universal Life Accumulator           58,775         18,914          39,572          9,895
      Variable Universal Life Accumulator II        15,144          1,396
      Benefit Variable Universal Life                3,942          2,570               -              -
      Executive Variable Universal Life             51,527         50,183               -              -

   SmallCap Value:
      Flex Variable Life                               990            553           9,106            882
      PrinFlex Life                              1,133,822        936,239         887,831        691,513
      Survivorship Variable Universal Life          14,448         12,175          17,037          2,930
      Variable Universal Life Accumulator           55,057         17,066          53,732         14,423
      Variable Universal Life Accumulator II         9,590          1,108
      Benefit Variable Universal Life               22,042          7,105               -              -
      Executive Variable Universal Life             66,021         25,971           1,138             15

   Utilities:
      Flex Variable Life                               203             94             416            936
      PrinFlex Life                                149,552        105,196         216,115        190,767
      Survivorship Variable Universal Life          12,076          5,227          12,041          3,786
      Variable Universal Life Accumulator           11,405          3,325           5,740          1,014
      Variable Universal Life Accumulator II         3,645            693

   Vanguard VIF Balanced:
      Benefit Variable Universal Life               28,442          7,339               -              -
      Executive Variable Universal Life             82,580         39,673          14,457            170

                                                          2003                           2002
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Vanguard VIF Equity Index:
      Benefit Variable Universal Life        $      36,717  $       4,704   $           -   $          -
      Executive Variable Universal Life            583,470        385,498          47,574            596

   Vanguard VIF MidCap Index:
      Benefit Variable Universal Life               12,757          1,237               -              -
      Executive Variable Universal Life             21,523          9,400           6,300             72

   Wells Fargo VT Asset Allocation:
      Flex Variable Life                                 -              -               -              -
      PrinFlex Life                                 11,831          2,944          15,681            535
      Survivorship Variable Universal Life           3,732             26               -              -
      Variable Universal Life Accumulator            7,942          2,118           2,214             81
      Variable Universal Life Accumulator II         1,591            185
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life              1,330            168               -              -

   Wells Fargo VT Equity Income:
      Flex Variable Life                                 -              -               -              -
      PrinFlex Life                                  3,152            818             648            222
      Survivorship Variable Universal Life           4,021             27               -              -
      Variable Universal Life Accumulator            3,893          1,319           1,787            144
      Variable Universal Life Accumulator II           169             39
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life                  -              -               -              -

   Wells FargoVT Large Company Growth:
      Flex Variable Life                                 -            257             257              -
      PrinFlex Life                                  3,375            242             447             10
      Survivorship Variable Universal Life               -              -               -              -
      Variable Universal Life Accumulator            1,396            316              64             14
      Variable Universal Life Accumulator II           804             91
      Benefit Variable Universal Life                    -              -               -              -
      Executive Variable Universal Life                  -              -               -              -

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Separate Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products by Principal Life have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)

                                                      December 31
                                    ------------------------------------------------
              Division                   Units          Unit Fair          Net
                                                          Value
                                                         Lowest          Assets
                                        (000's)        to Highest        (000's)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth:
   2003                                      18           9.77              178
   2002 (5)                                   1           7.71                4

AIM V.I. Core Equity:
   2003                                     138       8.64 to 8.81        1,218
   2002                                      90       6.99 to 7.08          641
   2001 (4)                                  13       8.35 to 8.39          107

AIM V.I. Core Equity, Series II:
   2003 (6)                                   3           12.96              41

AIM V.I. Growth:
   2003                                     191       7.60 to 7.75        1,481
   2002                                     112       5.84 to 5.92          660
   2001 (4)                                  20       8.56 to 8.56          175

AIM V.I. Growth and Income Division
   2001                                       -             -                 -

AIM V.I. Growth, Series II:
   2003 (6)                                   2           13.25              22

AIM V.I. International Growth:
   2003                                       2           10.48              16

AIM V.I. Premier Equity:
   2003                                     417       7.58 to 7.73        3,224
   2002                                     263       6.10 to 6.19        1,627
   2001 (4)                                  48       8.82 to 8.86          426

AIM V.I. Premier Equity, Series II:
   2003 (6)                                  12           12.85             152

AIM V.I. Value Division
   2001                                       -             -                 -

American Century VP I Income &
   Growth, Class II:
     2003                                   249       9.24 to 9.42        2,348
     2002                                   161       7.19 to 7.28        1,174
     2001 (4)                                36       8.99 to 9.03          323

American Century VP II Value
   Division
     2003                                     -             -                 -

American Century VP International,
   Class II:
     2003                                    11           9.89              112

American Century VP Ultra, Class II:
   2003                                      31           9.89              302
   2002 (5)                                  10           7.92               76

American Century VP Value, Class II:
   2003                                     129      10.78 to 10.92       1,410
   2002 (5)                                  41           8.47              345

American Century VP Income & Growth
   Division
     2003                                     -             -                 -
     2002                                     -             -                 -
     2001                                     -             -                 -

American Century VP Income and
   Growth, Class II:
     2003                                     7           10.53              73

American Century VP Ultra,
   Class I:
     2003                                   139       8.70 to 8.87        1,235
     2002                                    74       7.03 to 7.11          528
     2001 (4)                                21       9.15 to 9.19          193

American Century VP Ultra Division
   2003                                       -             -                 -
   2001                                       -             -                 -

Asset Allocation:
   2003                                     906      10.00 to 15.52      13,695
   2002                                     647       8.29 to 12.76       7,972
   2001                                     675       9.59 to 14.66       9,650

Balanced:
   2003                                   1,074       9.56 to 28.11      15,053
   2002                                     997       8.04 to 23.83      11,973
   2001                                     927       9.26 to 27.66      13,101

 Bond:
   2003                                   1,833      13.40 to 29.98      29,416
   2002                                   1,438      12.81 to 28.88      22,060
   2001                                   1,036      11.72 to 26.63      14,909


Capital Value:
   2003                                   2,785       9.35 to 35.58      42,124
   2002                                   2,447       7.45 to 28.56      30,091
   2001                                   2,002       8.63 to 33.33      29,595

Dreyfus DIP Founders Discovery:
   2003                                      66       7.93 to 8.09          533
   2002                                      28           5.94              167
   2001 (4)                                  17           8.89              155

Dreyfus DIP Core Value:
   2003                                      45           10.07             457
   2002 (5)                                   3           7.86               22

Dreyfus Socially Responsible Growth:
   2003                                       2           9.36               16

Dreyfus VIF Appreciation:
   2003                                       5           9.97               46

Dreyfus VIF Developing Leaders:
   2003                                      99           9.99              991
   2002 (5)                                   2           7.61               15

Dreyfus VIF Quality Bond:
   2003                                       8           11.12              93

Equity Growth:
   2003                                   4,706       8.05 to 14.08      64,209
   2002                                   3,734       6.44 to 11.18      40,551
   2001                                   3,349       8.97 to 15.46      50,584

Equity Income Division
   2002                                       -             -                 -
   2001                                       -             -                 -

Fidelity VIP Contrafund:
   2003                                   3,121      10.70 to 18.67      56,443
   2002                                   2,849       8.39 to 14.53      40,122
   2001                                   2,638       9.31 to 16.03      41,155

Fidelity VIP Equity-Income:
   2003                                   1,765       9.73 to 16.23      27,696
   2002                                   1,489       7.52 to 12.46      17,928
   2001                                   1,247       9.13 to 15.00      18,130

Fidelity VIP High Income:
   2003                                     515       9.06 to 11.62       5,508
   2002                                     393       7.12 to 9.19        3,291
   2001                                     348       6.89 to 8.96        2,818

Fidelity VIP II Asset Manager:
   2003                                      49           10.95             538

Fidelity VIP II Contrafund:
   2003                                      71           11.06             785
   2002 (5)                                   4           8.63               32

Fidelity VIP II Equity- Income:
   2003                                     150           10.50           1,573
   2002 (5)                                   9           8.07               71

Fidelity VIP II Growth:
   2003                                     194       9.72 to 9.83        1,909
   2002 (5)                                  21       7.38 to 7.44          153

Fidelity VIP II High Income:
   2003                                      26           13.05             346


Fidelity VIP II MidCap:
   2003                                      89           11.81           1,045
   2002 (5)                                   3           8.54               28

Franklin Income Securities:
   2003                                      18           12.48             230
   2002 (5)                                   1           9.47                7

Franklin Mutual Discovery:
   2003                                      18           10.85             195
   2002 (5)                                   2           8.41               15

Franklin Mutual Shares:
   2003                                      51           10.61             536
   2002 (5) (8)                               -           8.47                2

Franklin Rising Dividends:
   2003                                      75           10.69             796
   2002 (5)                                  18           8.58              155

Franklin Small Cap Value Securities:
   2003                                      53           10.60             562
   2002 (5)                                  10           8.02               82

Government Securities:
   2003                                   1,757      11.40 to 15.67      26,738
   2002                                   1,585      11.27 to 15.39      23,672
   2001                                     777      10.44 to 14.14      10,466

Growth:
   2003                                   1,783       6.56 to 10.29      17,715
   2002                                   1,589       5.18 to 8.14       12,492
   2001                                   1,370       7.31 to 11.48      15,259

International:
   2003                                   2,654       8.92 to 11.70      30,677
   2002                                   2,201       6.74 to 8.84       19,209
   2001                                   1,707       8.03 to 10.54      17,773

International Emerging Markets:
   2003                                      82      12.44 to 12.59       1,036
   2002 (5)                                  19       7.97 to 8.01          152

International SmallCap:
   2003                                     951      10.76 to 15.68      14,705
   2002                                     801       7.03 to 10.18       8,023
   2001                                     635      10.32 to 12.14       7,598

INVESCO VIF-Dynamics:
   2003                                      73       7.41 to 7.55          555
   2002                                      32           5.48              174
   2001 (4)                                   7           8.05               53

INVESCO VIF-Health Sciences:
   2003                                     303       9.43 to 9.62        2,913
   2002                                     147       7.44 to 7.53        1,108
   2001 (4)                                  37           9.93              369

INVESCO VIF-Small Company Growth:
     2003                                   150       7.67 to 7.82        1,170
     2002                                    73       5.80 to 5.86          427
     2001 (4)                                 7       8.47 to 8.51           63

INVESCO VIF-Technology:
   2003                                     300       5.40 to 5.50        1,651
   2002                                     114       3.74 to 3.79          433
   2001 (4)                                  19       7.09 to 7.13          138
Janus Aspen Balanced:
   2003                                      19           10.54             198

Janus Aspen Core Equity:
   2003                                      29           9.98              288
   2002 (5)                                   1           7.98                9

Janus Aspen Flexible Income:
   2003                                     177           11.59           2,053
   2002 (5)                                   2           10.92              24

Janus Aspen Mid Cap Growth:
   2003                                     284       7.19 to 7.33        2,079
   2002                                     170       5.37 to 5.44          925
   2001 (4)                                  53       7.53 to 7.57          403

Janus Aspen Worldwide Growth:
   2003                                       9           9.64               88
   2002 (5)                                   1           7.79                5

JP Morgan Bond:
   2003                                       5           11.11              56

JP Morgan Small Company:
   2003                                      25           10.47             262
   2002 (5)                                   5           7.70               36

LargeCap Blend:
   2003                                     229      10.17 to 10.30       2,358
   2002 (5)                                  71       8.27 to 8.34          590

LargeCap Growth Equity:
   2003 (6)                                 551      12.60 to 12.66       6,981

LargeCap Stock Index:
   2003                                   2,829       8.73 to 8.77       24,713
   2002                                   2,627       6.80 to 6.86       17,883
   2001                                   1,969       8.77 to 8.91       17,278

LargeCap Value:
   2003                                     271      10.62 to 10.75       2,909
   2002 (5)                                  61       8.34 to 8.39          513

Limited Term Bond:
   2003 (7)                                  11       9.99 to 10.04         107

MFS VIT Emerging Growth:
   2003                                       5           9.75               49
   2002 (5)                                   2           7.51               17

MFS VIT MidCap Growth:
   2003                                      10           9.76               96
   2002 (5) (8)                               -           7.15                -

MFS VIT New Discovery:
   2003                                       7           10.12              76
   2002 (5) (8)                               -           7.59                1

MFS VIT Value:
   2003                                      39           10.33             407
   2002 (5) (8)                               -           8.28                3

MidCap:
   2003                                   2,533      14.93 to 59.76      56,919
   2002                                   2,231      11.24 to 45.34      39,117
   2001                                   1,973      12.32 to 50.06      39,444

MidCap Growth:
   2003                                     794       9.04 to 10.11       7,945
   2002                                     486       6.47 to 7.19        3,459
   2001                                     355       9.65 to 9.76        3,432

MidCap Value:
   2003                                     500      11.63 to 11.86       5,934
   2002                                     257       8.58 to 8.69        2,230
   2001 (4)                                  35       9.60 to 9.65          335

Money Market:
   2003                                   3,420      11.50 to 18.64      44,163
   2002                                   3,413      11.41 to 18.64      43,832
   2001                                   2,360      11.25 to 18.52      29,911

Putnam VT Growth & Income:
   2003                                       5           10.30              51
   2002 (5)                                   1           8.08               10

Putnam VT International Equity:
   2003                                      70           10.29             722
   2002 (5)                                   1           8.00                8
Putnam VT Voyager:
   2003                                   2,804       7.63 to 10.18      28,108
   2002                                   2,529       6.15 to 8.16       20,229
   2001                                   2,059       8.44 to 11.10      22,401

Real Estate:
   2003                                     863      16.15 to 20.50      16,564
   2002                                     518      11.71 to 14.75       7,179
   2001                                     256      10.95 to 13.70       3,295

Real Estate Securities Division
   2002                                       -             -                 -
   2001                                       -             -                 -

SmallCap:
   2003                                   1,260       9.28 to 10.75      13,044
   2002                                     648       6.83 to 7.86        4,899
   2001                                     353       9.47 to 10.81       3,682

SmallCap Growth:
   2003                                   1,540       5.91 to 9.27       14,060
   2002                                   1,217       4.09 to 6.37        7,596
   2001                                     875       7.61 to 11.76      10,098

 SmallCap Value:
    2003                                    967      13.27 to 20.01      18,054
    2002                                    665       8.88 to 13.29       8,247
    2002                                    406       9.82 to 14.58       5,542

 Utilities:
    2003                                    307       7.10 to 10.14       3,041
    2002                                    244       6.29 to 8.90        2,127
    2001                                    207       7.25 to 10.19       2,061

 Vanguard VIF Balanced:
    2003                                     78           10.97             859
    2002 (5)                                 14           9.11        130

 Vanguard VIF Equity Index:
    2003                                    277           10.33           2,861
    2002 (5)                                 47           8.04              378

 Vanguard VIF MidCap Index:
    2003                                     30           10.62             317
    2002 (5)                                  6           7.92               49

 Wells Fargo VT Asset Allocation:
    2003                                     38      10.76 to 10.90         417
    2002 (5)                                 17           8.97              155

 Wells Fargo VT Equity Income:
    2003                                     11       9.88 to 10.00         111
    2002 (5)                                  2           7.92               16


 Wells Fargo VT Large Company
    Growth:
      2003                                    5       9.65 to 9.77           53
      2002 (5)                                1       7.69 to 7.73            6


                                                 For the Year Ended December 31, Except as Noted
                                    --------------------------------------------------------------------------
              Division                 Investment      Expense             Total                Total
                                                      Ratio (2)                               Return (3)
                                         Income       Lowest to                               Lowest to
                                       Ratio (1)       Highest         Return Range            Highest
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth:
   2003                                    -             0.00                -                  26.67
   2002 (5)                                -             0.00                -                 (37.49)

AIM V.I. Core Equity:
   2003                                  1.20        0.00 to 0.75     23.49 to 24.42        23.49 to 24.42
   2002                                  0.52        0.00 to 0.75   (16.21) to (15.58)    (16.21) to (15.58)
   2001 (4)                              0.17        0.00 to 0.75            -            (32.24) to (31.58)

AIM V.I. Core Equity, Series II:
   2003 (6)                              1.92            0.00                                   31.78

AIM V.I. Growth:
   2003                                    -         0.00 to 0.75     30.26 to 31.24        30.26 to 31.24
   2002                                    -         0.00 to 0.75            -            (31.49) to (30.97)
   2001 (4)                              0.80        0.00 to 0.75     (16.06) to 1.17      (26.85) to 14.22

AIM V.I. Growth and Income Division
   2001                                     -             -          (18.78) to (1.84)            -

AIM V.I. Growth, Series II:
   2003 (6)                                 -            0.00                -                  35.32

AIM V.I. International Growth:
   2003                                  0.69            0.00                -                  29.06

AIM V.I. Premier Equity:
   2003                                  0.37        0.00 to 0.75      24.15 to25.08        24.15 to 25.08
   2002                                  0.52        0.00 to 0.75    (30.78) to (8.36)    (30.78) to (30.26)
   2001 (4)                              0.37        0.00 to 0.75            -             (22.82) to 0.99

AIM V.I. Premier Equity, Series II:
   2003 (6)                              0.59            0.00                -                  30.73

AIM V.I. Value Division
   2001                                     -             -           (13.28) to 0.08             -

American Century VP I Income &
   Growth, Class II:
     2003                               1.14         0.00 to 0.75            -              2839 to 29.35
     2002                               0.66         0.00 to 0.75            -            (19.97) to (19.37)
     2001 (4)                               -        0.00 to 0.75            -             (19.39) to 12.75

American Century VP II Value
   Division
     2003                                   -             -           27.85 to 38.32              -

American Century VP International,
   Class II:
     2003                                  -             0.00                -                  24.36

American Century VP Ultra, Class II:
   2003                                    -         0.00 to 0.75            -              24.80 to 31.61
   2002 (5)                             0.14         0.00 to 0.75            -                 (34.09)

American Century VP Value, Class II:
   2003                                 0.65         0.30 to 0.90            -              27.85 to 38.32
   2002 (5)                                -         0.30 to 0.90            -                 (24.52)

American Century VP Income & Growth
   Division
     2003                                  -              -           28.39 to 29.35              -
     2002                                  -              -         (19.97) to (19.37)            -
     2001                                  -              -           (11.31) to 1.10             -

American Century VP Income and
   Growth, Class II:
     2003                               0.32             0.00                -              29.19 to 36.62

American Century VP Ultra,
   Class I:
     2003                                  -         0.00 to 0.75            -              23.97 to 24.90
     2002                               0.27         0.00 to 0.75            -            (23.29) to (22.71)
     2001 (4)                              -         0.00 to 0.75            -             (17.09) to 18.56

American Century VP Ultra Division
   2003                                    -              -           23.97 to 24.90              -
   2001                                    -              -           (10.00) to 1.60             -

Asset Allocation:
   2003                                 1.67         0.00 to 0.75     20.70 to 25.81        20.70 to 25.81
   2002                                    -         0.00 to 0.75   (13.59) to (12.94)    (13.59) to (12.94)
   2001                                 2.57         0.00 to 0.75     (4.89) to 16.89      (8.33) to (3.94)

Balanced:
   2003                                 2.71         0.00 to 0.75     17.94 to 22.00        17.94 to 22.00
   2002                                 3.09         0.00 to 0.75   (13.83) to (13.18)    (13.83) to (13.18)
   2001                                 3.00         0.00 to 0.75     (0.65) to 17.65      (8.12) to (6.97)

 Bond:
   2003                                 3.72         0.00 to 0.75      3.71 to 4.59          3.90 to 4.59
   2002                                 3.99         0.00 to 0.75            -              8.44 to 12.70
   2001                                 5.74         0.00 to 0.75            -              (8.64) to 8.14


Capital Value:
   2003                                 1.53         0.00 to 0.75     24.56 to 31.63        24.56 to 31.63
   2002                                 1.60         0.00 to 0.75    (15.46) to (5.65)    (26.50) to (13.66)
   2001                                 1.25         0.00 to 0.75      2.22 to 18.73       (8.75) to 26.32

Dreyfus DIP Founders Discovery:
   2003                                    -         0.00 to 0.75     35.17 to 36.18        35.17 to 36.18
   2002                                    -         0.00 to 0.75    (33.73) to (7.36)    (48.04) to (33.23)
   2001 (4)                                -         0.00 to 0.75     (13.51) to 7.21      (23.53) to 85.87

Dreyfus DIP Core Value:
   2003                                 0.65             0.00                -                  28.14
   2002 (5)                             0.48             0.00                -                 (35.31)

Dreyfus Socially Responsible Growth:
   2003                                    -             0.00                -                  25.75

Dreyfus VIF Appreciation:
   2003                                 4.05             0.00                -                  20.83

Dreyfus VIF Developing Leaders:
   2003                                    -             0.00                -              31.35 to 38.35
   2002 (5)                                -             0.00                -                 (39.28)

Dreyfus VIF Quality Bond:
   2003                                 3.48             0.00                -                   4.78

Equity Growth:
   2003                                 0.49         0.00 to 0.75     25.01 to 31.78        25.01 to 31.78
   2002                                 0.29         0.00 to 0.75    (28.26) to (8.85)    (36.50) to (27.72)
   2001                                 0.09         0.00 to 0.75    (12.21) to 41.97     (20.92) to (10.68)

Equity Income Division
   2002                                 -                  -        (13.26) to (12.61)            -
   2001                                 -                  -         (28.04) to 17.00             -

Fidelity VIP Contrafund:
   2003                                 0.43         0.00 to 0.75     27.50 to 28.46        27.50 to 28.46
   2002                                 0.80         0.00 to 0.75    (10.03) to (9.35)    (10.03) to (9.35)
   2001                                 0.71         0.00 to 0.75     (7.36) to 13.77      (12.63) to 32.45

Fidelity VIP Equity-Income:
   2003                                 1.60         0.00 to 0.75     29.36 to 30.33        29.36 to 30.33
   2002                                 1.58         0.00 to 0.75   (17.57) to (16.95)    (17.57) to (16.95)
   2001                                 1.48         0.00 to 0.75            -             (15.90) to 18.54

Fidelity VIP High Income:
   2003                                 5.93         0.00 to 0.75     26.31 to 27.26        26.31 to 27.26
   2002                                 9.99         0.00 to 0.75      2.67 to 3.44          2.67 to 3.44
   2001                                 9.20         0.00 to 0.75     (10.39) to 0.00     (17.81) to (11.72)

Fidelity VIP II Asset Manager:
   2003                                 0.40             0.00                -                  17.66

Fidelity VIP II Contrafund:
   2003                                 0.07             0.00                -              28.20 to 34.49
   2002 (5)                                -             0.00                -                 (22.41)

Fidelity VIP II Equity- Income:
   2003                                 1.49             0.00                -              30.03 to 39.07
   2002 (5)                                -             0.00                -                 (31.74)

Fidelity VIP II Growth:
   2003                                 0.03         0.00 to 0.75     31.55 to 39.38        31.55 to 39.38
   2002 (5)                                -         0.00 to 0.75    (25.16) to (8.84)    (43.13) to (42.54)

Fidelity VIP II High Income:
   2003                                 4.90             0.00                -              23.12 to 26.75
                                                         0.00                -

Fidelity VIP II MidCap:
   2003                                 0.23             0.00                -              38.25 to 43.45
   2002 (5)                                -             0.00                -                 (25.01)

Franklin Income Securities:
   2003                                 1.67             0.00                -                  31.72
   2002 (5)                                -             0.00                -                  (9.71)

Franklin Mutual Discovery:
   2003                                 1.83             0.00                -                  28.99
   2002 (5)                                -             0.00                -                 (26.76)

Franklin Mutual Shares:
   2003                                 1.11             0.00                -                  25.15
   2002 (5) (8)                            -             0.00                -                 (25.65)

Franklin Rising Dividends:
   2003                                 0.91             0.00                -                  24.59
   2002 (5)                                -             0.00                -                 (22.67)

Franklin Small Cap Value Securities:
   2003                                 0.23             0.00                -                  32.12
   2002 (5)                               -              0.00                -                 (33.49)

Government Securities:
   2003                                 3.24         0.00 to 0.75      1.08 to 1.84          1.03 to 1.84
   2002                                 2.91         0.00 to 0.75            -              7.98 to 10.30
   2001                                 3.22         0.00 to 0.75     (8.24) to 4.32        (3.19) to 7.63

Growth:
   2003                                 0.20         0.00 to 0.75     25.52 to 30.36        25.52 to 30.36
   2002                                 0.02         0.00 to 0.75   (29.60) to (11.07)         (29.07)
   2001                                    -         0.00 to 0.75            -            (25.50) to (15.95)

International:
   2003                                 0.96         0.00 to 0.75     31.34 to 39.49        31.34 to 39.49
   2002                                 0.43         0.00 to 0.75    (17.94) to (6.20)    (30.76) to (16.07)
   2001                                 0.14         0.00 to 0.75    (15.56) to 25.13      (26.71) to 14.47

International Emerging Markets:
   2003                                 1.41         0.00 to 0.75     56.03 to 57.96        56.03 to 57.96
   2002 (5)                             0.35         0.00 to 0.75   (19.58) to (19.21)    (33.57) to (32.93)

International SmallCap:
   2003                                 1.26         0.00 to 0.75     53.00 to 60.40        53.00 to 60.40
   2002                                 0.24         0.00 to 0.75    (22.56) to (7.55)    (38.68) to (16.20)
   2001                                 -            0.00 to 0.75            -            (21.87) to (40.51)

INVESCO VIF-Dynamics:
   2003                                    -         0.00 to 0.75     36.79 to 37.82        36.79 to 37.82
   2002                                    -         0.00 to 0.75    (32.41) to (4.90)    (42.33) to (31.90)
   2001 (4)                                -             0.00         (23.33) to 2.53          (39.39)

INVESCO VIF-Health Sciences:
   2003                                    -         0.00 to 0.75     26.83 to 33.41        26.83 to 33.48
   2002                                 0.15         0.00 to 0.75    (24.77) to (6.53)    (26.55) to (24.20)
   2001 (4)                                -         0.00 to 0.75    (3.22) to (1.94)     (23.80) to (4.72)

INVESCO VIF-Small Company Growth:
     2003                                  -         0.00 to 0.75     32.44 to 33.43        32.44 to 33.43
     2002                                  -         0.00 to 0.75    (31.63) to (4.43)    (39.94) to (31.11)
     2001 (4)                              -         0.00 to 0.75     (17.82) to 5.67     (30.61) to (29.95)

INVESCO VIF-Technology:
   2003                                    -         0.00 to 0.75     44.20 to 45.29        44.20 to 45.29
   2002                                    -         0.00 to 0.75   (47.24) to (13.18)    (61.75) to (46.84)
   2001 (4)                                -         0.00 to 0.75    (33.66) to (1.60)    (57.69) to (18.96)
Janus Aspen Balanced:
   2003                                 2.00             0.00                -                  13.72

Janus Aspen Core Equity:
   2003                                 0.28             0.00                -                  25.08
   2002 (5)                             0.14             0.00                -                 (33.25)

Janus Aspen Flexible Income:
   2003                                 4.91             0.00                -                   6.23
   2002 (5)                             2.96             0.30                -                  15.23

Janus Aspen Mid Cap Growth:
   2003                                    -         0.00 to 0.75     33.76 to 34.76        33.76 to 34.76
   2002                                    -         0.00 to 0.75    (28.66) to (5.16)    (32.40) to (28.12)
   2001 (4)                                -         0.00 to 0.75     (27.56) to 1.59      (47.29) to 18.71

Janus Aspen Worldwide Growth:
   2003                                 0.95             0.00                -                  23.68
   2002 (5)                             0.68             0.00                -                 (36.96)

JP Morgan Bond:
   2003                                 1.62             0.00                -                   3.72

JP Morgan Small Company:
   2003                                 -                0.00                -                  35.98
   2002 (5)                             -                0.00                -                 (37.65)

LargeCap Blend:
   2003                                 0.95         0.00 to 0.75     22.83 to 30.73        22.83 to 30.73
   2002 (5)                             0.85         0.00 to 0.75    (16.20) to (6.91)    (27.77) to (27.10)

LargeCap Growth Equity:
   2003 (6)                                -         0.00 to 0.75     17.71 to 28.82        17.71 to 28.82

LargeCap Stock Index:
   2003                                 1.27         0.00 to 0.75     27.36 to 35.13        27.36 to 35.13
   2002                                 1.20         0.00 to 0.75   (23.02) to (22.44)    (23.02) to (22.44)
   2001                                 1.07         0.00 to 0.75    (12.32) to 32.27     (21.12) to (2.35)

LargeCap Value:
   2003                                 1.81         0.00 to 0.75     27.10 to 35.68        27.10 to 35.68
   2002 (5)                             2.13         0.00 to 0.75    (15.73) to (4.07)    (26.97) to (26.30)

Limited Term Bond:
   2003 (7)                             2.61         0.00 to 0.75            -              (0.19) to 0.28

MFS VIT Emerging Growth:
   2003                                    -             0.00                -                  29.93
   2002 (5)                                -             0.00                -                 (40.93)

MFS VIT MidCap Growth:
   2003                                    -             0.00                -                  36.61
   2002 (5) (8)                            -             0.00                -                 (46.96)

MFS VIT New Discovery:
   2003                                    -             0.00                -              33.43 to 40.90
   2002 (5) (8)                            -             0.00                -                 (39.62)

MFS VIT Value:
   2003                                 0.06             0.00                -                  24.71
   2002 (5) (8)                            -             0.00                -                 (28.24)

MidCap:
   2003                                 1.09         0.00 to 0.75     31.82 to 39.20        31.82 to 39.20
   2002                                 1.03         0.00 to 0.75    (12.29) to (3.87)    (21.07) to (8.75)
   2001                                 0.78         0.00 to 0.75      3.69 to 13.10       (4.43) to 44.28

MidCap Growth:
   2003                                    -         0.00 to 0.75     39.53 to 44.98        39.53 to 44.98
   2002                                    -         0.00 to 0.75    (26.82) to (5.72)    (26.82) to (26.27)
   2001                                    -         0.00 to 0.75            -             (16.95) to 61.44

MidCap Value:
   2003                                 0.08         0.00 to 0.75     35.47 to 41.62        35.47 to 41.62
   2002                                    -         0.00 to 0.75    (14.87) to (6.01)    (25.48) to (9.96)
   2001 (4)                             0.30         0.00 to 0.75     (5.31) to 5.34       (9.05) to 64.14

Money Market:
   2003                                 0.74         0.00 to 0.75     (0.02) to 0.73        (0.02) to 0.73
   2002                                 1.34         0.00 to 0.75            -               0.66 to 1.41
   2001                                 3.69         0.00 to 0.75            -               2.67 to 4.11

Putnam VT Growth & Income:
   2003                                 5.15             0.00                -                  27.38
   2002 (5)                                -             0.00                -                 (31.65)

Putnam VT International Equity:
   2003                                 0.75             0.00                -                  28.53
   2002 (5)                                -             0.00                -                 (34.12)
Putnam VT Voyager:
   2003                                 0.36         0.00 to 0.75     23.98 to 24.91        23.98 to 24.91
   2002                                 0.60         0.00 to 0.75    (27.08) to (9.61)    (37.23) to (26.53)
   2001                                    -         0.00 to 0.75    (17.50) to 39.11     (29.99) to (3.76)

Real Estate:
   2003                                 3.75         0.00 to 0.75     37.87 to 39.44        37.87 to 39.44
   2002                                 3.96         0.00 to 0.75            -              (2.16) to 7.72
   2001                                 5.02         0.00 to 0.75            -              8.77 to 15.39

Real Estate Securities Division
   2002                                   -                -          (1.26) to 7.72              -
   2001                                   -                -          (5.23) to 9.00              -

SmallCap:
   2003                                 0.11         0.00 to 0.75     35.80 to 49.61        35.80 to 49.61
   2002                                 0.11         0.00 to 0.75    (27.87) to (6.03)    (44.48) to (27.33)
   2001                                    -         0.00 to 0.75     (7.60) to 43.26      (13.05) to 89.62

SmallCap Growth:
   2003                                    -         0.00 to 0.75     44.56 to 54.53        44.56 to 54.53
   2002                                    -         0.00 to 0.75    (46.26) to (6.21)    (46.26) to (45.85)
   2001                                    -         0.00 to 0.75            -             (45.56) to 55.16

 SmallCap Value:
    2003                                0.47         0.00 to 0.75     49.48 to 60.92        49.48 to 60.92
    2002                                0.63         0.00 to 0.75    (18.92) to (5.71)    (32.43) to (8.86)
    2002                                1.05         0.00 to 0.75     (2.71) to 12.12       (4.64) to79.34

 Utilities:
    2003                                4.68         0.00 to 0.75     12.98 to 18.73        12.98 to 18.73
    2002                                5.11         0.00 to 0.75            -            (13.26) to (12.61)
    2001                                2.95         0.00 to 0.75            -            (48.04) to (27.69)

 Vanguard VIF Balanced:
    2003                                2.18             0.00                -                  20.45
    2002 (5)                               -             0.00                -                 (14.60)

 Vanguard VIF Equity Index:
    2003                                0.68             0.00                -                  28.47
    2002 (5)                               -             0.00                -                 (31.71)

 Vanguard VIF MidCap Index:
    2003                                0.53         0.00 to 0.75            -                  34.06
    2002 (5)                               -         0.00 to 0.75            -                 (33.97)

 Wells Fargo VT Asset Allocation:
    2003                                1.67         0.00 to 0.75     22.10 to 27.48        21.18 to 27.48
    2002 (5)                            1.81         0.00 to 0.75    (10.72) to (4.94)         (17.67)

 Wells Fargo VT Equity Income:
    2003                                1.73         0.00 to 0.75     26.21 to 33.81        25.27 to 33.81
    2002 (5)                            1.73         0.00 to 0.75    (20.34) to (9.53)         (34.24)


 Wells Fargo VT Large Company
    Growth:
      2003                                 -         0.00 to 0.75            -              25.34 to 33.54
      2002 (5)                             -         0.00 to 0.75    (21.36) to (7.72)    (36.62) to (36.00)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from
     the  effective  date  through  the  end  of  the  reporting   period.

(4) Commencement of operations, May 19, 2001. Investment income ratio has been annualized for the period ended December 31, 2001.

(5) Commencement of operations, May 18, 2002. Investment income ratio has been annualized for the period ended December 31, 2002.

(6) Commencement of operations, February 22, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.

(7) Commencement of operations, May 17, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.

(8) Accumulation units outstanding and/or net assets less than 500 units or $500.


                         Report of Independent Auditors


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company"), as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for derivative instruments and hedging activities effective January 1, 2001, goodwill and other intangible assets effective January 1, 2002, and variable interest entities effective July 1, 2003.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 30, 2004

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                   December 31,
                                       --------------------------------------
                                              2003              2002
                                       --------------------------------------
                                                   (in millions,
                                               except per share data)
Assets
Fixed maturities, available-for-sale.     $   35,964.0         $ 32,752.6
Fixed maturities, trading............            102.9              101.7
Equity securities, available-for-sale            669.2              348.1
Mortgage loans.......................         13,175.1           10,829.4
Real estate..........................          1,197.8              974.1
Policy loans.........................            804.1              818.5
Other investments....................          1,243.0            1,067.5
                                       --------------------------------------
   Total investments.................         53,156.1           46,891.9

Cash and cash equivalents............          1,399.7            1,168.5
Accrued investment income............            637.2              632.5
Premiums due and other receivables...            526.4              431.8
Deferred policy acquisition costs....          1,519.6            1,374.4
Property and equipment...............            435.7              472.8
Goodwill.............................            131.3               75.7
Other intangibles....................             19.3               11.1
Mortgage loan servicing rights.......          1,951.9            1,517.9
Separate account assets..............         42,775.5           33,105.9
Other assets.........................          1,200.0            1,413.1
                                       --------------------------------------
                                       --------------------------------------
   Total assets......................     $  103,752.7          $87,095.6
                                       ======================================
                                       ======================================

Liabilities
Contractholder funds.................     $   28,890.6          $26,297.3
Future policy benefits and claims....         14,025.4           13,634.9
Other policyholder funds.............            706.2              635.5
Short-term debt......................          1,678.0            1,243.9
Long-term debt.......................          1,974.5              578.7
Income taxes currently payable.......             76.4              197.3
Deferred income taxes................          1,539.7            1,104.7
Separate account liabilities.........         42,775.5           33,105.9
Other liabilities....................          5,220.4            4,559.5
                                       --------------------------------------
                                       --------------------------------------
   Total liabilities.................         96,886.7           81,357.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.)...........          2.5          2.5
Additional paid-in capital....................      5,052.1      5,015.0
Retained earnings (deficit)...................        594.6        (64.7)
Accumulated other comprehensive income........      1,216.8        785.1
                                                ----------------------------
   Total stockholder's equity.................      6,866.0      5,737.9
                                                ----------------------------
                                                ----------------------------
   Total liabilities and stockholder's equity.   $103,752.7    $87,095.6
                                                ============================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2003               2002               2001
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,439.0          $ 3,720.0          $ 3,795.7
Fees and other revenues.........................         2,255.4            1,871.6            1,502.3
Net investment income...........................         3,202.1            3,069.8            3,211.4
Net realized/unrealized capital losses..........           (90.4)            (395.2)            (492.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         8,806.1            8,266.2            8,016.7

Expenses
Benefits, claims, and settlement expenses.......         4,592.2            4,958.9            5,092.4
Dividends to policyholders......................           307.9              316.6              313.7
Operating expenses..............................         3,047.8            2,413.8            2,140.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         7,947.9            7,689.3            7,546.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting changes.................           858.2              576.9              470.2

Income taxes....................................           195.5               20.2               92.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              662.7              556.7              377.8
   changes......................................

Cumulative effect of accounting changes, net
   of related income taxes......................            (3.4)              (4.6)             (10.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................        $  659.3          $   552.1          $   367.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                         Accumulated
                                                 Additional  Retained       other                      Total
                                       Common     paid-in    earnings   comprehensive   Treasury   stockholder's
                                        stock     capital    (deficit)  income (loss)     stock       equity
                                      ---------------------------------------------------------------------------
                                                                    (in millions)

Balances at January 1, 2001...........   $2.5     $   21.0    $5,188.6       $  88.1        $ -       $5,300.2
Contributions and distributions in
   connection with Principal Mutual
   Holding Company's demutualization
   transaction........................    -        4,976.9    (4,937.3)          -            -           39.6
Principal Financial Group, Inc.
   shares issued and held in rabbi
   trusts.............................    -            6.7         -             -           (6.7)         -
 Dividends to parent.................     -            -        (645.0)          9.8          -         (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................     -            -         393.7           -            -          393.7
   Net loss after Principal Mutual
     Holding Company's
     demutualization.................     -            -         (26.6)          -            -          (26.6)
                                                            ------------                           --------------
                                                            ------------                           --------------
   Net income for the year...........     -            -         367.1           -            -          367.1

   Net unrealized gains..............     -            -           -           405.2          -          405.2
   Provision for deferred income
     taxes...........................     -            -           -          (144.4)         -         (144.4)
   Foreign currency translation
     adjustment......................     -            -           -            23.9          -           23.9
   Cumulative effect of accounting
     change, net of related income
     taxes.........................       -            -           -           (14.2)         -          (14.2)
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   637.6
                                      ---------------------------------------------------------------------------
Balances at December 31, 2001.........    2.5      5,004.6       (26.6)        368.4         (6.7)     5,342.2
Principal Financial Group, Inc.
   shares sold by rabbi trusts......      -            1.3         -             -            6.7          8.0
Stock-based compensation..............    -            9.1         -             -            -            9.1
Dividends to parent...................    -            -        (590.2)          -            -         (590.2)
Comprehensive income:
   Net income........................     -            -         552.1           -            -          552.1
   Net unrealized gains..............     -            -           -           640.8          -          640.8
   Provision for deferred income
     taxes.......................         -            -           -          (226.1)         -         (226.1)
   Foreign currency translation
     adjustment......................     -            -           -             2.0          -            2.0
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   968.8
                                      ---------------------------------------------------------------------------
Balances at December 31, 2002.........    2.5      5,015.0       (64.7)        785.1          -        5,737.9
Capital contribution..................    -           15.0         -             -            -           15.0
Stock-based compensation..............    -           22.1         -             -            -           22.1
Comprehensive income:
   Net income........................     -            -         659.3           -            -          659.3
   Net unrealized gains..............     -            -           -           646.6          -          646.6
   Provision for deferred income
     taxes..........................      -            -           -          (220.0)         -         (220.0)
   Foreign currency translation
     adjustment......................     -            -           -            (0.1)         -           (0.1)
   Minimum pension liability.........     -            -           -            (3.9)         -           (3.9)
   Cumulative effect of accounting
     change, net of related income
     taxes..........................      -            -           -             9.1          -            9.1
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                 1,091.0
                                      ---------------------------------------------------------------------------
Balances at December 31, 2003.........   $2.5     $5,052.1    $  594.6       $1,216.8       $ -       $6,866.0
                                      ===========================================================================

See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                  For the year ended December 31,
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------
                                                              2003             2002              2001
                                                        ----------------- ---------------- -----------------
                                                                           (in millions)
 Operating activities
 Net income...........................................      $   659.3        $     552.1      $     367.1
 Adjustments to reconcile net income to net cash
    provided by operating activities:
      Cumulative effect of accounting changes,
        net of related income taxes...................            3.4                4.6             10.7
      Amortization of deferred policy
        acquisition costs.............................          144.0              141.1            157.6
      Additions to deferred policy acquisition costs..         (337.4)            (314.8)          (249.0)
      Accrued investment income.......................            5.4              (39.0)           (66.8)
      Premiums due and other receivables..............          (39.4)              31.8            (79.7)
      Contractholder and policyholder liabilities
        and dividends.................................        1,705.1            2,082.8          1,805.5
      Current and deferred income taxes...............           96.8              342.1             62.2
      Net realized/unrealized capital losses..........           90.4              395.2            492.7
      Depreciation and amortization expense...........           92.4               91.4             96.0
      Amortization of mortgage servicing rights.......          434.9              364.9            212.9
      Stock-based compensation........................           20.3                9.1              -
      Mortgage servicing rights valuation adjustments.          412.5              926.7            101.8
      Other...........................................          131.5              286.2            654.7
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net adjustments......................................        2,759.9            4,322.1          3,198.6
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash provided by operating activities............        3,419.2            4,874.2          3,565.7

 Investing activities Available-for-sale securities:
    Purchases.........................................      (10,338.7)         (15,001.2)       (12,078.9)
    Sales.............................................        2,732.4            8,113.0          6,427.7
    Maturities........................................        4,634.7            3,629.2          2,501.2
 Net cash flows from trading securities...............            -                (82.4)           (17.0)
 Mortgage loans acquired or originated................      (62,741.1)         (50,131.5)       (40,430.2)
 Mortgage loans sold or repaid........................       64,081.7           50,028.3         40,895.8
 Purchase of mortgage servicing rights................       (1,098.4)            (931.7)          (968.4)
 Proceeds from sale of mortgage servicing rights......           29.9                8.6             31.5
 Real estate acquired.................................         (264.8)            (265.4)          (290.0)
 Real estate sold.....................................          132.2              255.5            803.8
 Net change in property and equipment.................          (24.4)             (57.8)           (86.6)
 Net proceeds (disbursements) from sales of
    subsidiaries......................................           29.4                1.4            (14.8)
 Purchases of interest in subsidiaries, net
    of            cash acquired.......................          (55.8)              (6.5)            (8.4)
 Net change in other investments......................          288.3              439.9           (217.5)
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash used in investing activities................      $(2,594.6)       $  (4,000.6)     $  (3,451.8)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2003             2002              2001
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................      $    (0.1)        $     -          $     -
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......            -                 -           (1,177.5)
Contribution from parent.............................            -                 -            1,689.7
Sale of treasury stock...............................            -                 8.0              -
Proceeds from financing element derivatives..........          118.0               -                -
Payments for financing element derivatives...........         (107.3)              -                -
Dividends paid to parent.............................            -              (590.2)          (498.9)
Issuance of long-term debt...........................            6.1              64.1            149.2
Principal repayments of long-term debt...............          (85.5)           (103.0)          (203.9)
Net proceeds (repayments) of short-term
   borrowings........................................       (1,817.1)           (134.5)            38.5
Investment contract deposits.........................        9,586.0           7,014.1          5,054.9
Investment contract withdrawals......................       (8,666.2)         (7,225.7)        (6,075.1)
Net increase in banking operation deposits...........          372.7             184.4            144.8
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in financing activities................         (593.4)           (782.8)          (878.3)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................          231.2              90.8           (764.4)

Cash and cash equivalents at beginning of year.......        1,168.5           1,077.7          1,842.1
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $ 1,399.7         $ 1,168.5        $ 1,077.7
                                                       ================= ================ =================
                                                       ================= ================ =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan
   of conversion.....................................                                         $   472.6
                                                                                          =================
                                                                                          =================
Reclassification of stockholder's equity in                                                   $ 3,287.2
   connection with Principal Mutual Holding
   Company's plan of conversion.....................
                                                                                          =================
                                                                                          =================
Dividend of net remaining noncash assets and                                                  $  (136.3)
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on April 1, 2001................
                                                                                          =================

See accompanying notes.

                        Principal Life Insurance Company

                                December 31, 2003

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, we offer residential mortgage loan origination and servicing in the U.S.

Demutualization and Initial Public Offering

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, our former ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, and completed its initial public offering ("IPO"). All membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, we are now a direct wholly owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share, prior to the underwriters' exercise of the overallotment option. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG and $1,689.7 million was contributed to us to reimburse for cash, policy credits and demutualization expenses, which were $2.0 million and $18.6 million, net of income taxes, in 2002 and 2001, respectively.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Closed Block

At the time the MIHC structure was created in 1998, we formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 9 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

The Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. In October 2003, the FASB released Staff Position FIN 46-6, Effective Date of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, that allows the deferral of FIN 46 for all VIEs created or acquired prior to February 1, 2003, until the end of the first interim or annual period ending after December 15, 2003, if certain conditions are met. Effective July 1, 2003, we consolidated all VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows (in millions):

                                                          Accumulated other
                                              Net loss      comprehensive
                                                                income
                                             ----------- ------------------

   Adjustment for intercompany gains and
     carrying value of assets consolidated..     $(6.1)        $14.1
   Income tax impact........................       2.7          (5.0)
                                             ----------- ------------------
                                             ----------- ------------------
   Total....................................     $(3.4)        $ 9.1
                                             =========== ==================

See Note 5 for the disclosures relating to VIEs and the impact of such adoption on our consolidated financial statements.

On December 24, 2003, the FASB issued a revision to FIN 46, Interpretation No. 46 (Revised 2003): Consolidation of Variable Interest Entities ("FIN 46R"), to clarify some of the provisions of FIN 46 and to exempt certain entities from its requirements. Under FIN 46R, special effective date provisions apply to entities that have fully or partially applied FIN 46 prior to issuance of FIN 46R. We plan to adopt FIN 46R effective January 1, 2004, and do not anticipate that this will have a material impact on our consolidated statements of operations.

In December 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 132 (Revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits ("SFAS 132R"). SFAS 132R requires the disclosure of more information about pension plan assets, obligations, benefit payments, contributions and net benefit cost. This statement is effective for financial statements with fiscal years ending after December 15, 2003, except for disclosure of estimated future benefit payments which is effective for fiscal years ending after June 15, 2004. We have adopted SFAS 132R for fiscal year 2003 reporting. Refer to Note 14 for more information on our pension and other postretirement benefits.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. This SOP is effective for financial statements for fiscal years beginning after December 15, 2003. This SOP is not expected to have a material impact on our consolidated financial statements.

In October 2003, the FASB added a project to its agenda to clarify SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133 ("SFAS 138") and SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities, with respect to determining the fair value of interest rate lock commitments ("IRLC"). Specifically, the FASB project will address what information should be used to determine the fair value of an IRLC and whether an IRLC should ever be reported as an asset by the issuer. In December 2003, the SEC staff announced that it intends to release a Staff Accounting Bulletin that will require IRLCs issued after April 1, 2004, be accounted for as written options that would be reported as a liability until expiration or termination of the commitment. Neither the FASB nor the SEC has issued final technical guidance in this area and as such it is not possible to know for certain the impact of this guidance.

In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure-an Amendment of FASB Statement No. 123 ("SFAS 148"), which is effective for fiscal years ending after December 15, 2002. SFAS 148 provides alternative methods of transition for an entity that voluntarily changes to the fair value based method of accounting for stock-based employee compensation and requires disclosure about the effects on reported net income of an entity's accounting policy decisions with respect to stock-based employee compensation. In addition, SFAS 148 amends Accounting Principles Board ("APB") Opinion No. 28, Interim Financial Reporting, to require disclosure about those effects in interim financial information. We are applying the prospective method of transition as prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123").

SFAS 123 encourages but does not require companies to record compensation cost for stock-based employee compensation plans based on the fair value of options granted. Effective July 1, 2002, PFG adopted the fair value method for stock-based compensation as defined in SFAS 123 in accounting for their stock-based compensation plans. This increased our pro rata share of expenses allocated to us from PFG for these plans. SFAS 123, which indicates that the fair value method is the preferable method of accounting, requires that the fair value method for stock-based compensation be applied as of the beginning of the fiscal year in which it is adopted for all stock-based awards granted subsequent to such date. The financial statements for the first two quarters of 2002 were not restated for this change since its effects were not materially different from amounts reported for both financial position and results of operations. Such effects for the first two quarters were charged against income in the third quarter of 2002 and were not material to the results of operations. Prior to January 1, 2002, PFG applied the intrinsic value method (as permitted under SFAS
123) defined in APB Opinion No. 25, Accounting for Stock Issued to Employees and related Interpretations, which excluded employee options and stock purchases from compensation expense.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and requires separate recognition of intangible assets apart from goodwill, if such intangible assets meet certain criteria. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million related to our Life and Health Insurance operations This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Net income for the years ended December 31, 2003, 2002 and 2001, adjusted for the effects of SFAS 142 related to non-amortization of goodwill and indefinite-lived intangibles, are as follows (in millions):

                                                       For the year
                                                    ended December 31,
                                                ----------------------------
                                                ----------------------------
                                                  2003        2002     2001
                                                 -------- -------------------

Reported net income.............................  $659.3    $ 552.1   $367.1
  Adjustment for amortization expense for
  goodwill and indefinite-lived intangibles (1).     -          -         7.8
Tax impacts of amortization expense ............     -          -        (2.4)
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted net income.............................   659.3      552.1     372.5
Adjustment for cumulative effect of accounting
  changes, net of related income taxes..........     3.4        4.6      10.7
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted income before cumulative effect of
  accounting changes............................  $662.7    $ 556.7   $ 383.2
                                                 ======== ===================

(1)  Includes   amortization   expenses   related  to  our   equity   investment
     subsidiaries.

Effective January 1, 2001, we adopted SFAS 133, as amended by SFAS 138. As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, our consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                 Accumulated
                                                                    other
                                                                 comprehensive
                                                       Net loss      loss
                                                      ---------- -------------

Adjustment to fair value of derivative contracts (1).    $(16.4)     $(15.8)
Income tax impact....................................       5.7         1.6
                                                      ---------- -------------
                                                      ---------- -------------
Total................................................    $(10.7)     $(14.2)
                                                      ========== =============

(1) Amount presented is net of adjustment to hedged item.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income as net realized/unrealized capital gains (losses).

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have residential mortgage loans held-for-sale in the amount of $2,190.4 million and $386.4 million and commercial mortgage loans held-for-sale in the amount of $278.1 million and $444.2 million at December 31, 2003 and 2002, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, market value changes in certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Unrealized gains and losses on derivatives within our Mortgage Banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are also excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

We also sell residential mortgage loans and retain servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans is reported as fees and other revenues and depends in part on the previous carrying amounts of the loans sold and the interests retained based on their relative estimated fair values at the date of the transfer. To estimate fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so we estimate fair value based on the present value of the future expected cash flows using management's best estimates of assumptions we believe market participants would use to value such interests.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the value of purchasing or originating the right to receive cash flows from servicing mortgage loans. Servicing rights are recorded at the time of sale of the underlying mortgage loans where the related servicing is retained. The total cost of the mortgage loans, which includes the cost to acquire the servicing rights, is allocated to the mortgage loans and the servicing rights based on their relative estimated fair values at the date of sale. Cost basis of the mortgage servicing rights also includes adjustments resulting from the application of hedge accounting. Capitalized servicing rights are carried at the lower of cost or estimated fair value. The capitalized value is amortized in proportion to, and over the period of, estimated net servicing income.

Capitalized mortgage loan servicing rights are periodically assessed for impairment based on the estimated fair value of those rights. Fair values are estimated using estimates of discounted future net cash flows over the expected lives of the underlying loans using loan prepayment, discount rate, ancillary fee income and other assumptions we believe market participants would use to value such assets. The reasonableness of our assumptions is confirmed through comparisons against qualified mortgage servicing rights trades that were completed in the prior quarter and quarterly independent surveys. Independent appraisals of the fair value of our servicing portfolio are obtained periodically during the year and are used to evaluate the reasonableness of our fair value conclusions. For purposes of performing our impairment evaluation, we stratify the servicing portfolio on the basis of certain predominant risk characteristics, including loan type, note rate and rate type. To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Changes in the valuation allowance are recognized in the consolidated statements of operations during the period in which impairment or recovery occurs.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid. Direct write-downs reduce the gross carrying value and the valuation allowance of the mortgage servicing rights, thereby precluding subsequent recapture of previous valuation allowances. The direct write-downs have no impact on net income or financial position in the period of adjustment but may result in a reduction of amortization expense and reduced recovery of impairments in periods subsequent to adjustment.

Derivatives

Derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b)  a hedge of the exposure to variable cash flows of a forecasted transaction;

(c)  a  hedge  of  the  foreign  currency   exposure  of  an  unrecognized  firm
     commitment,   an   available-for-sale   security  or  a   foreign-currency-
     denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

A minimum variance technique is used to test the effectiveness of cash flow and fair value relationships whereby the profitability distribution of net fair value or cashflows for the hedging and hedged items are combined. If the coefficient of variation (standard deviation divided by mean) of the probability distribution is 1% or less, then the hedging relationship is deemed to be effective.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 33%, 34% and 36% of our life insurance in force and 75%, 77% and 80% of the number of life insurance policies in force at December 31, 2003, 2002 and 2001, respectively. Participating business represented approximately 80%, 80% and 76% of life insurance premiums for the years ended December 31, 2003, 2002 and 2001, respectively.

The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus we need to retain. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses, premium credits, conversion bonuses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of deferred policy acquisition costs on investment contracts pertaining to individual and group annuities which have separate accounting investment options. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement which is accounted for using the deposit method of accounting. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2003, 2002 and 2001, respectively, we had reinsured $19.4 billion, $17.8 billion and $15.6 billion of life insurance in force, representing 15%, 14% and 12% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.
1. Nature of Operations and Significant Accounting Policies (continued)

The effects of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves were as follows (in millions):

                                                For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                2003         2002       2001
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Premiums and other considerations:
   Direct....................................  $3,609.1     $3,916.3   $3,999.4
   Assumed...................................     118.8        130.6       56.4
   Ceded.....................................    (288.8)      (326.9)    (260.1)
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Net premiums and other considerations........  $3,439.1     $3,720.0   $3,795.7
                                              =========== =========== ==========

Benefits, claims and settlement expenses:
   Direct....................................  $4,697.8     $5,074.7   $5,256.3
   Assumed...................................     129.3        135.5       59.3
   Ceded.....................................    (234.9)      (251.3)    (223.2)
                                              ----------- ----------- ----------
Net benefits, claims and settlement expenses.  $4,592.2     $4,958.9   $5,092.4
                                              =========== =========== ==========

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2003 and 2002, the separate accounts include a separate account valued at $833.9 million and $1.0 billion, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's demutualization. These shares are included in both PFG's basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets were no longer amortized after January 1, 2002. Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 15 to 30 years. Goodwill and indefinite-lived intangible assets not subject to amortization will be tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the recent accounting pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Other intangible assets with finite useful lives continue to be reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value. Prior to January 1, 2002, this impairment method was used for all intangible assets and goodwill.

Stock-Based Compensation

Our parent, PFG, accounts for their stock-based compensation plans (described more fully in Note 20) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, PFG used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                For the year ended December 31,
                                               --------------------------------
                                               --------------------------------
                                                2003       2002         2001
                                               ---------------------- ---------
                                                       (in millions)

  Net income, as reported...................... $659.3      $552.1      $367.1
  Add:  Stock-based compensation expense
    included in reported net income, net of
    related tax effects........................   18.2         9.7         5.1
  Deduct:  Total stock-based compensation
    expense determined under fair value based
    method for all awards, net of related tax
    effects....................................   21.0        12.5         6.4
                                               --------------------------------
                                               --------------------------------
  Pro forma net income......................... $656.5      $549.3      $365.8
                                               ================================

Reclassifications

Reclassifications have been made to the 2001 and 2002 consolidated financial statements to conform to the 2003 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our parent and our parent's other affiliates. During the years ended December 31, 2003, 2002 and 2001, we received $94.0 million, $92.2 million and $72.8 million, respectively, of expense reimbursements from affiliated entities. During 2001, we received a capital contribution of $1,689.7 million from our parent to reimburse us for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, we were also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

We are a party to a cash advance agreement with our direct parent, PFSI, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $225.7 million and $366.0 million at December 31, 2003 and 2002, respectively, and earned interest of $7.7 million and $8.5 million during 2003 and 2002, respectively.

PFSI also provides us with a source of short-term funding through revolving line of credit agreements. These agreements allow certain of our subsidiaries to borrow up to $1.7 billion from PFSI at the 30-day LIBOR rate plus 25 basis points. See our Short-term Debt disclosure (Note 12) for more information. Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Amortized intangible assets were as follows (in millions):

                                 As of December 31, 2003                  As of December 31, 2002
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------
                            Gross                        Net        Gross                        Net
                          carrying    Accumulated     carrying    carrying     Accumulated     carrying
                           amount     amortization     amount      amount     amortization      amount
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------

Other intangibles with
   finite useful lives..     $11.6          $0.7        $10.9         $1.6          $0.4           $1.2
                         ================================================================================

Unamortized intangible assets were as follows (in millions):

                                                    As of December 31,
                                            ----------------------------------
                                            ----------------------------------
                                                     2003          2002
                                            ----------------------------------
                                            ----------------------------------
                                                Net carrying   Net carrying
                                                   amount          amount
                                            ----------------------------------
                                            ----------------------------------

 Other indefinite-lived intangible assets .            $8.4           $9.9
                                            ==================================

The amortization expense for intangible assets with finite useful lives was $1.1 million, $0.3 million and $0.8 million for 2003, 2002 and 2001, respectively. At December 31, 2003, the estimated amortization expense for the next four years is as follows (in millions):

                                                           Estimated
                                                         amortization
                                                            expense
                                                      --------------------
                                                      --------------------

2004..............................................           $2.8
2005..............................................            2.8
2006..............................................            2.8
2007..............................................            2.5

The changes in the carrying amount of goodwill for the years ended December 31, 2002 and 2003 were as follows (in millions):

                                                  U.S. Asset      Life
                                                  Management       and
                                                     and         Health     Mortgage
                                                 Accumulation   Insurance    Banking     Consolidated
                                                -------------- ----------- ------------ -------------
                                                -------------- ----------- ------------ -------------

 Balance at January 1, 2002....................      $12.5        $49.4         $8.4        $   70.3
 Goodwill from acquisitions....................       10.7          -            -              10.7
 Goodwill disposed of during the period........        -           (0.7)         -              (0.7)
 Cumulative effect of accounting change........        -           (4.6)         -              (4.6)
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2002..................       23.2         44.1          8.4            75.7
 Goodwill from acquisitions....................       30.5         25.1          -              55.6
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2003..................      $53.7        $69.2         $8.4        $  131.3
                                                ============== =========== ============ =============

4. Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

5. Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. After reviewing these relationships, we determined that we have investments in some of these entities that meet the definition of a VIE under FIN 46.

Consolidated Variable Interest Entities

As of July 1, 2003, we consolidated a residential mortgage loan funding VIE, three grantor trusts and several other immaterial VIEs in which we have determined we are the primary beneficiary. The incremental impact on certain financial data as of December 31, 2003, after consideration of our previous investment for these consolidated VIEs, is as follows (in millions):

Total assets...............................      $  2,164.8
                                              =================
                                              =================

Total short-term debt......................      $    615.0
Total long-term debt.......................         1,458.0
Total other liabilities....................            96.1
                                              -----------------
                                              -----------------
Total liabilities..........................         2,169.1
Total equity...............................            (4.3)
                                              -----------------
                                              -----------------
    Total liabilities and equity...........      $  2,164.8
                                              =================

The consolidation of these entities did not have a material impact on our income from continuing operations, net of related income taxes, for the year ended December 31, 2003. See Note 12 for details regarding the debt related to certain VIEs.

5. Variable Interest Entities (continued)

Residential Mortgage Loan Funding VIE. Principal Residential Mortgage Capital Resources, LLC ("PRMCR") provides a source of funding for our residential mortgage loan production. The maximum amount of mortgage loans that can be warehoused in PRMCR is $4.0 billion. PRMCR held $2.0 billion in mortgage loans held-for-sale as of December 31, 2003. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations.

As of December 31, 2003, PRMCR's short- and long-term debt of $615.0 million and $1.4 billion, respectively, are included on our consolidated statement of financial position and are collateralized by the assets of PRMCR. These assets are primarily classified as mortgage loans held-for-sale on our consolidated statement of financial position. The creditors of PRMCR have no recourse to other assets of our company.

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

Upon adoption of FIN 46, we have determined that these grantor trusts are VIEs. In the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. It will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2003, our consolidated statement of financial position included $351.8 million of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities.. The obligation to deliver the underlying securities to the residual certificate holders of $103.9 million as of December 31, 2003, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46 criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include a private investment trust and a real estate limited partnership. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operation as of and for the year ended December 31, 2003. As of December 31, 2003, our consolidated financial position includes fixed maturity securities, available-for-sale ($12.7 million), equity securities, available-for-sale ($15.5 million), real estate ($53.9 million) and cash and other assets ($0.3 million), which are pledged as collateral for such entities short- and long-term debt of $27.2 million and $67.7 million, respectively. Of these amounts, $65.0 million is reflected in our consolidated statement of financial position as long-term debt. The remaining $27.2 million short-term debt and $2.7 million long-term debt was issued by affiliated entities and, therefore, eliminated upon consolidation of these VIEs. For the majority of these entities, the creditors have no recourse to the assets of our company.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts purchased at a discount entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. The primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $180.8 million as of December 31, 2003.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. The primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $56.2 million as of December 31, 2003.

We entered into various separate but similar transactions between August 15, 2000 and February 15, 2001, in which we contributed cash to trusts in return for a trust note. The trusts executed swaps in which the trust delivered cash to the counterparty in return for convertible, puttable fixed maturity securities. On the various dates in 2004 and 2005 that the trust notes are due, the underlying securities are returned to the swap counterparty and the trust notes are redeemed with the proceeds. The trust also swaps the equity option value embedded in the convertible security and the coupon on the security to the swap counterparty in return for a variable interest rate which the trust remits to the trust note holder. The swap counterparty has the right to instruct the trust to call the trust note and return the underlying security in order to utilize the convertible features of the security. We are not the primary beneficiary but we hold a significant variable interest in each of the trusts in which our notes have not yet been called by the swap counterparties. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $75.9 million as of December 31, 2003.

6. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2003 and 2002, are summarized as follows (in millions):

                                                                  Gross           Gross
                                                                unrealized     unrealized
                                                   Cost           gains          losses        Fair value
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 December 31, 2003 Fixed maturities,
  available-for-sale:
   U.S. government and agencies.............     $    589.7       $    12.5        $   0.9     $     601.3
   Non-U.S. governments.....................          357.4            64.1            -             421.5
   States and political subdivisions........          497.7            40.4            2.2           535.9
   Corporate - public.......................       16,702.8         1,349.9           29.9        18,022.8
   Corporate - private......................        9,143.9           607.8           96.4         9,655.3
   Mortgage-backed and other
     asset-backed securities................        6,406.5           342.8           22.1         6,727.2
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.     $ 33,698.0       $2,417.5         $ 151.5     $  35,964.0
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale     $    653.9       $    19.0        $   3.7     $     669.2
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============

 December 31, 2002 Fixed maturities, available-for-sale:

   U.S. government and agencies.............    $     478.1       $    19.0        $     -     $     497.1
   Non-U.S. governments.....................          329.9            53.7            3.1           380.5
   States and political subdivisions........          384.2            32.9            5.9           411.2
   Corporate - public.......................       15,986.6         1,081.3          281.6        16,786.3
   Corporate - private......................        8,439.9           521.0          186.0         8,774.9
   Mortgage-backed and other
     asset-backed securities................        5,497.7           419.4           14.5         5,902.6
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.    $  31,116.4       $ 2,127.3        $ 491.1     $  32,752.6
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale    $     349.8       $     2.5        $   4.2     $     348.1
                                              =============== =============== ============== ===============

The cost and fair value of fixed maturities available-for-sale at December 31, 2003, by expected maturity, were as follows (in millions):

                                                        Cost        Fair Value
                                                    ------------ -------------
                                                    ------------ -------------

 Due in one year or less...........................  $  2,113.4   $   2,152.1
 Due after one year through five years.............     8,878.6       9,426.1
 Due after five years through ten years............     8,258.7       9,001.9
 Due after ten years...............................     8,040.8       8,656.8
                                                    ------------ -------------
                                                    ------------ -------------
                                                       27,291.5      29,236.9
 Mortgage-backed and other asset-backed securities.     6,406.5       6,727.1
                                                    ------------ -------------
                                                    ------------ -------------
 Total.............................................  $ 33,698.0   $  35,964.0
                                                    ============ =============

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                             For the year ended December 31,
                                        ---------------------------------------
                                        ---------------------------------------
                                             2003         2002         2001
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------

Fixed maturities, available-for-sale..     $2,169.6     $2,115.5     $2,120.8
Fixed maturities, trading.............         10.1          5.2          -
Equity securities, available-for-sale.         45.4         27.4         27.6
 Mortgage loans.......................        892.3        787.0        855.7
 Real estate..........................         80.9         78.6        177.5
 Policy loans.........................         54.5         57.6         57.5
 Cash and cash equivalents............         15.5         23.3         58.3
 Derivatives..........................         12.7        (15.3)       (34.0)
 Other................................         79.8         97.5         78.9
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
                                            3,360.8      3,176.8      3,342.3

 Less investment expenses.............       (158.7)      (107.0)      (130.9)
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
 Net investment income................     $3,202.1     $3,069.8     $3,211.4
                                        ============= ============ ============

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows (in millions):

                                               For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                               2003         2002          2001
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------

Fixed maturities, available-for-sale:
   Gross gains...........................    $   69.8      $ 141.1     $   69.6
   Gross losses..........................      (289.2)      (535.7)      (380.4)
Fixed maturities, trading:
   Gross gains...........................         3.5          4.0          0.9
   Gross losses..........................        (0.3)        (0.1)        (0.1)
 Equity securities, available-for-sale:
   Gross gains...........................         7.0          2.6          5.7
   Gross losses..........................         5.2        (32.5)       (76.1)
 Mortgage loans..........................        (2.1)       (10.3)        10.6
 Real estate.............................         4.8          9.3        (19.0)
 Derivatives.............................       110.3
Other....................................         0.6         26.4       (103.9)
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------
 Net realized/unrealized capital losses..    $  (90.4)     $(395.2)    $ (492.7)
                                           ============ ============ ===========
6. Investments (continued)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were
$2.6 billion, $7.9 billion and $5.4 billion in 2003, 2002 and 2001, respectively. Of the 2003, 2002 and 2001 proceeds, $0.1 billion, $4.3 billion and $1.6 billion, respectively, relate to sales of mortgage-backed securities. Our mortgage-backed portfolio is actively managed to reduce the risk of prepayment by purchasing securities that are trading close to par. Gross gains of $0.4 million, $88.2 million and $22.5 million and gross losses of $0.9 million, $11.6 million and $5.0 million in 2003, 2002 and 2001, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $157.2 million, $357.0 million and $227.4 million in 2003, 2002 and 2001, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows (in millions):

                                     Less than          Greater than or equal to
                                   twelve months              twelve months
                             -------------------------- --------------------------
                              Carrying       Gross       Carrying       Gross        Total      Total gross
                                          unrealized                  unrealized   carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      91.0    $    0.8      $  241.7                                 $   3.7
   available-for-sale.......                                               $    2.9 $   332.7
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.4 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and Mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows (in millions):

                                                                                As of December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2003              2002
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $2,325.3          $1,633.4
 Net unrealized gains on equity securities, available-for-sale.........          13.1              0.2
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (274.3)          (226.1)
   Unearned revenue reserves...........................................          15.2             13.5
 Net unrealized losses on derivative instruments.......................         (90.9)          (167.1)
 Net unrealized loss on policyholder dividend obligation...............         (99.0)           (33.6)
 Net unrealized loss on equity method subsidiaries and minority
     interest adjustments..............................................          (8.4)             -
 Provision for deferred income taxes...................................        (653.1)          (428.1)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,227.9         $  792.2
                                                                         ================ =================

(1)  Excludes   net   unrealized    gains   (losses)   on   fixed    maturities,
     available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2003 and 2002, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                      As of December 31,
                              -----------------------------------------------------------------
                                            2003                              2002
                              -----------------------------------------------------------------
                              Carrying amount      Percent      Carrying amount      Percent
                                                   of total                          of total
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Geographic distribution
 New England.................     $  398.9            4.1%         $   387.6            4.1%
 Middle Atlantic.............      1,686.8           17.5            1,617.0           17.3
 East North Central..........        945.7            9.8              913.7            9.8
 West North Central..........        336.4            3.5              311.5            3.3
 South Atlantic..............      2,285.2           23.7            2,180.8           23.3
 East South Central..........        312.1            3.2              345.5            3.7
 West South Central..........        662.1            6.9              641.8            6.9
 Mountain....................        702.0            7.3              711.8            7.6
 Pacific.....................      2,350.8           24.5            2,339.7           24.9
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================
                              -----------------------------------------------------------------

 Property type distribution
 Office......................     $3,545.2           36.8%         $ 3,166.2           33.8%
 Retail......................      2,706.4           28.1            2,836.0           30.3
 Industrial..................      2,708.8           28.1            2,802.6           29.9
 Apartments..................        545.9            5.7              475.4            5.1
 Hotel.......................         52.8            0.5               57.4            0.6
 Mixed use/other.............        120.9            1.3              111.8            1.2
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================

6. Investments (continued)

Commercial and Residential Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the- difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows (in millions):

                                            As of December 31,
                                   ---------------------------------
                                   ---------------------------------
                                        2003            2002
                                   -------------  ------------------

 Impaired loans...................    $149.6              $123.0
 Allowance for losses.............     (12.6)              (26.9)
                                   -------------  ------------------
                                   -------------  ------------------
 Net impaired loans...............    $137.0             $  96.1
                                   =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows (in millions):

                                                 For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                 2003        2002       2001
                                              ---------- ----------- -----------

 Average recorded investment in
   impaired loans......................         $116.6       $88.4       $74.4
 Interest income recognized on impaired loans..   13.8         8.6        12.5

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition, whereas, interest income on impaired residential mortgage loans was recognized on the accrual basis.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                           For the year ended December 31,
                                      ----------------------------------------
                                      ----------------------------------------
                                         2003            2002         2001
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------

 Balance at beginning of year.......     $ 87.0           $92.3       $110.4
 Provision for losses...............        1.3            35.1         11.2
 Releases due to write-downs,
   sales and foreclosures...........      (35.3)          (40.4)       (29.3)
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------
 Balance at end of year.............     $ 53.0           $87.0      $  92.3
                                      ============ =============== ===========

Residential Mortgage Banking Activities

We were servicing approximately 960,000 and 920,000 residential mortgage loans with aggregate principal balances of approximately $118.7 billion and $107.7 billion at December 31, 2003 and 2002, respectively. In connection with these mortgage servicing activities, we held funds in trust for others totaling approximately $681.3 million and $646.7 million at December 31, 2003 and 2002, respectively. As of December 31, 2003 and 2002, $253.2 million and $273.9 million, respectively, of the funds held in trust were held in our banking subsidiary. In connection with our loan administration activities, we advance payments of property taxes and insurance premiums and also advance principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, we make certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as other assets in our consolidated statements of financial position. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, our Mortgage Banking segment created a special purpose bankruptcy remote entity, PRMCR, to provide an off-balance sheet source of funding for our residential mortgage loan production. As described in Note 5, effective July 1, 2003, we consolidated PRMCR due to the adoption of FIN 46. We sell eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. We sold $32.8 billion and $47.1 billion in mortgage loans to PRMCR for the six months ended June 30, 2003, and during 2002, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, increased from $1.0 billion at inception to $4.0 billion as of December 31, 2002. PRMCR held $4.0 billion in mortgage loans held-for-sale as of December 31, 2002. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations. Based on these eligibility representations, we are required to repurchase ineligible loans from PRMCR. For the six months ended June 30, 2003, and during 2002, we repurchased $74.7 million and $51.9 million, respectively, of ineligible loans from PRMCR.

Prior to our adoption of FIN 46, PRMCR was capitalized by equity certificates owned by third party investors not affiliated with us or our affiliates, directors or officers. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2002, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds to purchase mortgage loans from us. At December 31, 2002, PRMCR had outstanding secured liquidity notes of $2.2 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings were collateralized by the assets of PRMCR.

We paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted mortgage loans. Prior to our adoption of FIN 46, the balance in the account was $24.0 million at December 31, 2002, and was reflected in other assets on our consolidated statements of financial position. We maintain a right to the servicing of the mortgage loans held by PRMCR and retain servicing upon the sale of the majority of the mortgage loans to the final investors. As the servicer, we receive a monthly servicing fee and may earn additional incentive servicing fees upon successful completion of our servicing responsibilities. We received $13.7 million, $23.3 million and $12.6 million in servicing and incentive servicing fees from PRMCR for the six months ended June 30, 2003, and in 2002 and 2001, respectively. Any unpaid and earned incentive fees as well as any remaining amounts in the cash collateral account will be returned to us upon the termination of PRMCR. Additionally, as the servicer, we are required to advance to PRMCR those payments due from borrowers, but not received, as of specified cutoff dates. In addition, we perform certain secondary marketing, accounting and various administrative functions on behalf of PRMCR.

In order to hedge interest rate risk and non-credit-related market value risk associated with its inventory of mortgage loans held-for-sale, PRMCR entered into swaps with non-affiliated counterparties that are required to maintain certain minimum ratings as approved by the rating agencies. Through separate swap agreements with the swap counterparties that mirror the original swaps with PRMCR, the interest rate risk and non-credit-related market value risk components are swapped back to us.

In October 2000, our Mortgage Banking segment created a wholly owned, special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance-sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $1.1 billion in August 2003. We sell qualifying delinquent FHA and VA mortgage loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust and a qualifying special purpose entity. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with us or any of our affiliates, directors or officers. At December 31, 2003 and 2002, the Trust held $653.4 million and $405.1 million in mortgage loans, respectively, and had outstanding participation certificates of $618.4 million and $382.8 million, respectively.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid off or reinstated. Mortgage loans that reinstate are no longer eligible to remain in the Trust and are required to be removed at fair market value at the monthly settlement date following reinstatement.

We are retained as the servicer of the mortgage loans and also perform accounting and various administrative functions on behalf of PRMF, in our capacity as the managing member of PRMF. As the servicer, we receive a servicing fee pursuant to the pooling and servicing agreement. We may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. We received $34.7 million and $23.4 million in servicing and successful servicing fees from PRMF in 2003 and 2002, respectively. At December 31, 2003 and 2002, our estimated residual interest in such cash flows was $50.9 million and $32.7 million, respectively, and was recorded in other assets on our consolidated statements of financial position. The value of the residual interest was estimated based on the net present value of expected cash flows from PRMF. We are required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the trust collection account to meet this obligation.

Both the Trust and us, are parties to a cost of funds hedge agreement. We pay the weighted-average cost of funds on the participation certificates plus fees and expenses and receive the weighted-average coupon of mortgage loans in the Trust less a spread.

Based on PRMF's classification as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a Replacement of FASB Statement No. 125 ("SFAS 140"), PRMF is not required to be consolidated under the provisions of FIN 46.

Real Estate

Depreciation expense on invested real estate was $28.6 million, $25.5 million and $20.0 million in 2003, 2002 and 2001, respectively. Accumulated depreciation was $199.6 million and $151.1 million as of December 31, 2003 and 2002, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Total assets of the unconsolidated entities amounted to $2,412.4 million and $2,615.1 million at December 31, 2003 and 2002, respectively. Total revenues of the unconsolidated entities were $367.6 million, $324.3 million and $2,650.2 million in 2003, 2002 and 2001, respectively. During 2003, 2002 and 2001, we included $26.7 million, $13.9 million and $46.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. Total revenues and net investment income of the unconsolidated entities during 2001 included our ownership interest in Coventry Health Care, Inc. On February 1, 2002, we sold our minority interest in Coventry Health Care, Inc. (See Note 4). At December 31, 2003 and 2002, our net investment in unconsolidated entities was $(41.6) million and $(52.1) million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase loans aggregating $1,012.0 million and $525.1 million at December 31, 2003 and 2002, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital losses.

7. Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS 140, they are not required to be consolidated under the provisions of FIN 46. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2003 and 2002, we recognized gains of $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between 5% and 12% during 2003 and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 14% and 33% during 2003 and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $255.4 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2003, as a result of these assumptions were not significant.

Residential Mortgage Loans and Residential Mortgage Servicing Rights

We sell residential mortgage loans and retain servicing responsibilities pursuant to the terms of the applicable servicing agreements. These sales are generally transacted on a non-recourse basis. In 2003, 2002 and 2001, we recognized gains of $472.0 million, $373.9 million and $237.2 million, respectively, on the sales of residential mortgage loans. Essentially all of our mortgage servicing rights are held by our mortgage banking operations.

We receive annual servicing fees approximating 0.41% of the outstanding principal balances on the underlying loans. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred mortgage loans and is amortized in proportion to, and over the period of, estimated net servicing income.

Changes in capitalized mortgage servicing rights from our Mortgage Banking segment were as follows (in millions):

                                                        As of December 31,
                                                 -------------------------------
                                                 -------------------------------
                                                      2003            2002
                                                 -------------  ----------------

 Balance at beginning of year...................  $2,011.5            $1,910.0
 Additions......................................   1,304.8             1,103.0
 Sales..........................................     (66.9)               (5.5)
 Valuation adjustments due to hedge accounting..     224.4              (631.0)
 Release due to direct write-downs..............    (666.4)                -
 Amortization...................................    (434.8)             (364.9)
                                                 -------------  ----------------
                                                 -------------  ----------------
                                                   2,372.6             2,011.6
 Valuation allowance............................    (420.7)             (493.7)
                                                 -------------  ----------------
                                                 -------------  ----------------
 Balance at end of year.........................  $1,951.9            $1,517.9
                                                 =============  ================

To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                            For the year ended December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                           2003           2002          2001
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at beginning of year...........  $493.7         $198.1      $    2.3
Sales..................................   (43.5)           -             -
Impairments............................   636.9          318.3         196.0
 Recoveries............................     -            (22.7)         (0.2)
 Release due to direct write-downs.....  (666.4)           -             -
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at end of year.................  $420.7         $493.7      $  198.1
                                        ===========  ============= =============

Impairments reflect the decline in the fair value of unhedged mortgage servicing rights during the years presented. Due to the continuing lack of an active servicing market, we obtained additional evidence to support our estimated fair value at December 31, 2003. Based on this information, we performed an analysis of our mortgage servicing rights portfolio, which resulted in an additional impairment charge of $141.3 million in our mortgage banking company in December 2003.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid.

The key economic assumptions used in estimating the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2003, 2002 and 2001 were as follows:

                                             2003       2002      2001
                                      -----------------------------------------
                                      -----------------------------------------
 Weighted-average life (years).......        6.78       6.42      7.84
 Weighted-average prepayment speed...       10.20%     11.91%     9.48%
 Yield to maturity discount rate.....        6.48%      6.75%     7.45%

Prepayment speed is the constant prepayment rate that results in the weighted-average life disclosed above.

At December 31, 2003, key economic assumptions and the sensitivity of the current estimated fair value of the mortgage servicing rights to immediate 10% and 20% adverse changes in those assumptions were as follows (dollars in millions):

 Estimated fair value of mortgage servicing rights...........    $1,959.4
 Expected weighted-average life (in years)...................         5.7
 Prepayment speed *..........................................        13.40%
    Decrease in estimated fair value of 10% adverse change...    $   88.4
    Decrease in estimated fair value of 20% adverse change...    $  168.9
 Yield to maturity discount rate *...........................         7.45%
    Decrease in estimated fair value of 10% adverse change...    $  111.6
    Decrease in estimated fair value of 20% adverse change...    $  223.2

* Represents the weighted-average prepayment speed and discount rate for the life of the mortgage servicing rights asset using our Option Adjusted Spread/Monte Carlo simulation of 160 interest rate paths.

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in estimated fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in estimated fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the estimated fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions (in millions):

                                          For the year ended December 31,
                                     ------------------------------------------
                                     ------------------------------------------
                                         2003          2002            2001
                                     ------------------------------------------
 Proceeds from new securitizations..  $59,351.4     $48,749.4       $39,200.6
 Servicing fees received............      488.7         443.1           307.8
 Other cash flows received on
   retained interests...............       89.0          74.9            51.6

8. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

8. Derivatives Held or Issued for Purposes Other Than Trading (continued)

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $1,197.3 million at December 31, 2003, and $424.4 million at December 31, 2002. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $862.8 million at December 31, 2003, and $285.8 million at December 31, 2002.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows (in millions):

                                                        As of December 31,
                                                 ----------------------------
                                                 ----------------------------
                                                       2003             2002
                                                 --------------- ------------
 Notional amounts of derivative instruments
 Foreign currency swaps......................... $  2,823.4        $ 3,217.0
 Interest rate floors...........................    1,650.0          1,650.0
 Interest rate swaps............................    8,158.9          9,719.2
 Principal only swaps...........................        -              123.6
 Mortgage-backed forwards and options...........    4,892.3         17,494.9
 Swaptions......................................    5,642.5          9,772.5
 Bond forwards..................................      467.2            363.7
 Interest rate lock commitments.................    2,242.4          8,198.1
 Call options...................................       30.0             30.0
 U.S. Treasury futures..........................       27.8            271.1
 Currency forwards..............................      135.8              -
 Treasury rate guarantees.......................        -               63.0
 Credit default swap long.......................      863.3            705.2
 U.S. LIBOR.....................................    4,380.0          2,225.0
 Bond options...................................       17.5              -
                                                 --------------- ------------
Total notional amounts at end of year..........  $ 31,331.1        $53,833.3
                                                 =============== ============
                                                 =============== ============

 Credit exposure of derivative instruments
 Foreign currency swaps......................... $    637.1        $   195.0
 Interest rate floors...........................        1.9              1.7
 Interest rate swaps............................       89.6             48.4
 Swaptions......................................       29.2             31.4
 Call options...................................        6.6              0.4
 Currency forwards..............................        0.3              -
 Bond forwards..................................       52.2              -
 Credit default swap long.......................       45.9              8.9
                                                ---------------- -----------
Total credit exposure at end of year............ $    862.8        $   285.8
                                                ================ ===========

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked to market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of our derivative instruments classified as assets at December 31, 2003 and 2002, was $969.7 million and $1,129.9 million, respectively. Of this amount, the fair value of derivatives related to investment hedges at December 31, 2003 and 2002, was $736.4 million and $348.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans at December 31, 2003 and 2002, was $233.3 million and $781.1 million, respectively, and was reported with other assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002, was $142.6 million and $454.4 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pretax net gain of $128.4 million, $50.5 million and $95.5 million in 2003, 2002 and 2001, respectively, relating to our fair value hedges. These net gains consisted of the following components:

                                                                  For the year ended December 31,
                                                              -----------------------------------------
                                                              -----------------------------------------
                                                                  2003          2002         2001
                                                              -----------------------------------------
                                                                           (in millions)

Net gain (loss) related to the ineffective portion of our         $ 18.1        $ (6.6)     $ 151.7
   fair value hedges of residential mortgage loan servicing
   rights....................................................
Net gain (loss) related to the change in the value of the
   servicing hedges that were excluded from the assessment
   of hedge effectiveness....................................      119.8          77.1        (43.6)

Net loss related to the ineffective portion of                      (9.5)        (20.0)       (12.6)
   our investment hedge......................................
                                                              -----------------------------------------
Net gain relating to fair value hedges.......................     $128.4        $ 50.5      $  95.5
                                                              =========================================

The net gain (loss) on servicing hedges was reported with operating expenses and the net loss on our investment hedges was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2003, 2002 and 2001, we recognized a $49.6 million, $(74.5) million and $(5.8) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $54.6 million and $17.8 million net losses from accumulated comprehensive income into earnings during 2003 and 2002, respectively (none was transferred during 2001), and we expect to reclassify $5.2 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly. Our interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements to reduce the exposure to future currency volatility in various short-term foreign cash equivalents.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2003, 2002 and 2001, gains of $1.1 million, $19.1 million and $68.3 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pretax loss realized on the termination of the interest rate swap was $17.3 million.

9. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of Principal Mutual Holding Company's demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2003 and 2002, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a policyholder dividend obligation of $99.0 million and $33.6 million as of December 31, 2003 and 2002, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                        As of December 31,
                                                 ------------------------------
                                                 ------------------------------
                                                  2003               2002
                                                 ---------------- -------------
                                                          (in millions)
 Closed Block liabilities
 Future policy benefits and claims..............  $5,401.7           $5,320.0
 Other policyholder funds.......................      30.7               33.0
 Policyholder dividends payable.................     371.3              374.3
 Policyholder dividend obligation...............      99.0               33.6
 Other liabilities..............................      42.9               20.1
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total Closed Block liabilities...............   5,945.6            5,781.0

Assets designated to the Closed Block
Fixed maturities, available-for-sale............   2,864.1            2,707.0
Equity securities, available-for-sale...........      80.7               23.4
Mortgage loans..................................     849.9              862.9
Real estate.....................................       1.9                0.5
Policy loans....................................     757.8              776.1
Other investments...............................      26.8               19.8
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total investments............................   4,581.2            4,389.7

 Cash and cash equivalents (deficit)............      (6.0)              (5.4)
 Accrued investment income......................      74.1               77.5
 Deferred tax asset.............................      70.1               68.5
 Premiums due and other receivables.............      28.1               29.5
 Other assets...................................      22.3                -
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total assets designated to the Closed Block..   4,769.8            4,559.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block................  1,175.8            1,221.2

 Amounts included in other comprehensive income..     74.6               77.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Maximum future earnings to be recognized from
   Closed Block assets and liabilities........... $1,250.4           $1,299.0
                                                 ================ =============

Closed Block revenues and expenses were as follows:

                                               For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                               2003        2002        2001
                                             ---------- ---------- -------------
                                                        in millions)
 Revenues
 Premiums and other considerations.........    $ 684.3   $ 710.0     $   742.1
 Net investment income.....................      306.6     309.9         311.8
 Net realized/unrealized capital losses....       (6.6)    (40.8)        (19.7)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total revenues..........................      984.3     979.1       1,034.2

 Expenses
 Benefits, claims and settlement
   expenses................................      557.4     583.3         614.4
 Dividends to policyholders................      298.6     305.2         305.8
 Operating expenses........................        8.3      12.3          12.7
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total expenses..........................      864.3     900.8         932.9
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........      120.0      78.3         101.3
 Income taxes..............................       39.5      25.2          33.5
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block        80.5      53.1          67.8
   expenses and income taxes...............
 Funding adjustment charges................      (31.9)     (3.5)         (7.6)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block     $  48.6   $  49.6     $    60.2
   expenses, income tax and funding
   adjustment charges......................
                                             ========== ========== =============

The change in maximum future earnings of the Closed Block was as follows:

                                                As of December 31,
                                    -----------------------------------------
                                    -----------------------------------------
                                          2003                      2002
                                    --------------------  -------------------
                                                   (in millions)

 Beginning of year..................   $ 1,299.0                  $ 1,348.6
 End of year........................     1,250.4                    1,299.0
                                    --------------------  -------------------
                                    --------------------  -------------------
 Change in maximum future earnings..   $   (48.6)                 $   (49.6)
                                    ====================  ===================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2003, 2002 and 2001 were as follows (in millions):

                                                     As of December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                         2003           2002            2001
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------

Balance at beginning of year..........  $1,374.4       $1,322.3        $1,333.3
Cost deferred during the year.........     337.4          314.8           249.0
Amortized to expense during the year..    (144.0)        (141.1)         (198.5)
Effect of unrealized gains............     (48.2)        (121.6)          (61.5)
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------
Balance at end of year................  $1,519.6       $1,374.4        $1,322.3
                                        =========== ============= ==============

11. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows (in millions):

                                                          As of December 31,
                                                      -------------------------
                                                      -------------------------
                                                           2003       2002
                                                      -------------------------
                                                      -------------------------
 Liabilities for investment-type contracts:
   Guaranteed investment contracts...................  $12,868.3   $13,894.4
   Funding agreements................................    9,336.2     6,246.3
   Other investment-type contracts...................    1,563.4     1,775.3
                                                      -------------------------
 Total liabilities for investment-type contracts.....   23,767.9    21,916.0

 Liabilities for individual annuities................    3,486.2     2,900.4
 Universal life and other reserves...................    1,636.5     1,480.9
                                                      -------------------------
 Total contractholder funds..........................  $28,890.6   $26,297.3
                                                      =========================

Our guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

Funding agreements include those issued domestically directly to nonqualified institutional investors, as well as to two separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. Due to our adoption of FIN 46 in July 2003, we are no longer required to consolidate this program. As of December 31, 2003 and 2002, $3,618.7 million and $3,583.5 million, respectively, are outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under another program to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The $7.0 billion represents a $3.0 billion increase over the authorization amount we had at the end of 2002. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2003 and 2002, $5,613.4 million and $2,555.0 million, respectively, are outstanding under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                         For the year ended December 31,
                                 -----------------------------------------------
                                 -----------------------------------------------
                                       2003           2002            2001
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------

 Balance at beginning of year..      $   699.3       $  714.8       $   705.0

 Incurred:
   Current year................        1,572.3        1,588.3         1,597.1
   Prior years.................          (24.7            0.6           (17.5)
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total incurred................        1,547.6        1,588.9         1,579.6

 Payments:
   Current year................        1,304.6        1,333.2         1,283.2
   Prior years.................          236.5          271.2           286.6
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total payments................        1,541.1        1,604.4         1,569.8

 Balance at end of year:
   Current year................          267.7          255.1           313.9
   Prior years.................          438.1          444.2           400.9
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total balance at end of year..      $   705.8       $  699.3       $   714.8
                                 ============== =============== ================

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $(24.7) million, $0.6 million and $(17.5) million for the year ended December 31, 2003, 2002 and 2001, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2003, 2002 and 2001, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $26.4 million, $22.0 million and $23.3 million, and related reinsurance recoverables of $2.5 million, $2.0 million and $1.4 million in 2003, 2002 and 2001, respectively, which are not included in the rollforward above.

12. Debt

Short-Term Debt

The components of short-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                  As of December 31,
                                         --------------------------------------
                                         --------------------------------------
                                                2003               2002
                                         ------------------- ------------------
                                         ------------------- ------------------

PRMCR secured liquidity notes...........     $   215.0          $      -
PRMCR fixed term notes..................         400.0                 -
Mortgage servicing rights financing.....         300.0                 -
Intercompany revolving line of credit...         487.0               875.3
Nonrecourse short-term debt.............         276.0               368.6
                                         ------------------- ------------------
                                         ------------------- ------------------
Total short-term debt...................     $ 1,678.0          $  1,243.9
                                         =================== ==================

As of December 31, 2003, we had credit facilities with various financial institutions in an aggregate amount of $4.0 billion, which consisted of a $2.2 billion PRMCR credit facility and $1.8 billion in other credit facilities. We consolidated PRMCR in July 2003 as a result of adopting FIN 46. See Note 5 for more information regarding PRMCR. PRMCR can use the $2.2 billion credit facility to issue short-term debt. As of December 31, 2003, PRMCR had $215.0 million of short-term secured liquidity notes outstanding under this facility. All borrowings are collateralized by the assets of PRMCR. Of our other remaining credit facilities, as of December 31, 2003 and 2002, we had $975.9 million and $526.2 million of outstanding borrowings, with $1.0 billion and $436.8 million of assets pledged as support, respectively. Assets pledged consisted primarily of mortgage servicing rights, commercial mortgages and securities. Our credit facilities also include a $600.0 million back-stop facility to provide 100% support for our commercial paper program, of which there were no outstanding balances as of December 31, 2003 and 2002.

PRMCR's $400.0 million outstanding short-term debt in fixed term notes as of December 31, 2003, was originally issued under a separate credit facility for long-term borrowings. Due to a maturity date of less than twelve months at the time of consolidation in July 2003, the fixed term notes were classified as short-term debt. See the Long-Term Debt section for further discussion.

Our short-term debt also consists of a payable to PFSI of $487.0 million and $875.3 million as of December 31, 2003 and 2002, respectively. Interest paid on intercompany debt was $10.4 million and $19.9 million during 2003 and 2002, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2003 and 2002, were 2.9% and 1.8%, respectively. Excluding PRMCR, the weighted-average interest rates on short-term borrowings as of December 31, 2003, was 1.6%.

Long-Term Debt

The components of long-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                       As of December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2003               2002
                                              ------------------- --------------
                                              ------------------- --------------

7.875% surplus notes payable, due 2024.......         199.0               199.0
8% surplus notes payable, due 2044...........          99.2                99.1
PRMCR medium term notes......................       1,200.0                 -
PRMCR equity certificates....................         193.0                 -
Nonrecourse mortgages and notes payable......         211.9               158.0
Other mortgages and notes payable............          71.4               122.6
                                              ------------------- --------------
Total long-term debt.........................      $1,974.5              $578.7
                                              =================== ==============

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

At December 31, 2003, PRMCR had a $1.8 billion credit facility for long-term debt, of which $1.4 billion of long-term debt was outstanding ($1,200.0 million in medium term notes and $193.0 million in equity certificates). In 2001, $1,600.0 million in medium term notes were issued under this facility, of which $1,200.0 million was classified as long-term debt on our consolidated statement of financial position as of December 31, 2003. The remaining $400.0 million in medium term notes were classified as short-term debt at the time of consolidation in July 2003 due to the maturity date ending in less than twelve months. Maturities for the long-term portion are three years for $400.0 million and five years for $800.0 million. The three-year medium term notes have a fixed rate. The five-year medium term notes pay interest based on LIBOR plus a spread. The weighted average interest rate on the medium term notes classified as long-term debt was 2.46% at December 31, 2003. Equity certificates were issued in 2000 and 2001, of which $193.0 million remains as outstanding long-term debt as of December 31, 2003. The equity certificates have a five-year maturity and pay interest based on LIBOR plus a spread. The weighted average interest rate on the equity certificates was 2.86% at December 31, 2003. All PRMCR borrowings are collateralized by the assets of PRMCR.

On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. For each of the years ended December 31, 2003, 2002 and 2001, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at our election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $192.5 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2002, range from $0.2 million to $100.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $319.2 million and $260.4 million as of December 31, 2003 and 2002, respectively.

At December 31, 2003, future annual maturities of the long-term debt were as follows (in millions):

2004                                                             $   450.6
2005                                                                  74.4
2006                                                                 971.3
2007                                                                  98.2
2008                                                                  76.2
Thereafter...................................................        303.8
                                                              -----------------
                                                              -----------------
Total future maturities of the long-term debt................    $ 1,974.5
                                                              =================

Cash paid for interest for 2003, 2002 and 2001, was $92.2 million, $59.4 million and $74.7 million, respectively. These amounts include interest paid on taxes during these years. Cash paid for interest in 2003 includes $37.6 million of interest paid by PRMCR.

13. Income Taxes

Our income tax expense from continuing operations was as follows (in millions):

                                              For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                             2003         2002         2001
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Current income taxes (benefit):
   U.S. federal........................... $    72.2      $ (52.8)    $   30.0
   State and foreign......................      40.4         49.4         30.0
   Net realized/unrealized capital losses.    (121.7)       (78.1)      (210.1)
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total current income tax benefits.........      (9.1)       (81.5)      (150.1)
Deferred income taxes.....................     204.6        101.7        242.5
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total income taxes........................ $   195.5      $  20.2     $   92.4
                                           =========== ============ ============

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pretax income and our effective tax rate on pretax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                           For the year ended December 31,
                                        --------------------------------------
                                        --------------------------------------
                                         2003            2002         2001
                                        ------------- ------------ -----------
                                        ------------- ------------ -----------

 Statutory corporate tax rate...........   35%             35%          35%
 Dividends received deduction...........   (7)            (12)         (13)
 Interest exclusion from taxable income.   (1)             (2)          (3)
 Federal tax settlement for prior years.   (3)            (20)           -
 Other..................................   (1)              3            1
                                        ------------- ------------ -----------
 Effective tax rate.....................   23%              4%          20%
                                        ============= ============ ===========

Significant components of our net deferred income taxes were as follows (in millions):

                                                           As of December 31,
                                                        ------------------------
                                                        ------------------------
                                                            2003       2002
                                                        ----------- ------------
                                                        ----------- ------------
Deferred income tax assets (liabilities):
   Insurance liabilities................................ $   426.7  $    263.1
   Deferred policy acquisition costs....................    (494.4)     (432.0)
   Net unrealized gains on available-for-sale securities    (647.1)     (422.7)
   Mortgage loan servicing rights.......................    (482.5)     (429.6)
   Other................................................    (342.4)      (83.5)
                                                        ----------- ------------
                                                        ----------- ------------
Total net deferred income tax liabilities............... $(1,539.7) $ (1,104.7)
                                                        =========== ============

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns for 1998 and prior years. The Service has also begun to examine returns for 1999, 2000 and 2001. We believe that there are adequate defenses against or sufficient provisions for any challenges.

Net cash received (paid) for income taxes was $(122.4) million, $306.8 million and $(69.3) million in 2003, 2002 and 2001, respectively. Net cash received in 2002 was primarily due to refunds for 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

14. Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will

14. Employee and Agent Benefits (continued)

accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions, ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows (in millions):

                                                     Pension benefits        Other postretirement benefits
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                    As of December 31,            As of December 31,
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                   2003           2002           2003            2002
                                               -------------  -------------- -------------- ---------------
Change in benefit obligation
Benefit obligation at beginning of year.....    $ (1,046.4)     $  (856.0)      $ (280.2)      $ (231.1)
Service cost................................         (49.0)         (36.5)         (12.3)          (9.4)
Interest cost...............................         (66.9)         (63.0)         (17.9)         (17.8)
Actuarial gain (loss).......................         (65.5)        (124.4)          55.0          (36.6)
Participant contributions...................           -              -             (2.5)          (1.5)
Benefits paid...............................          38.1           33.5            9.7            8.9
Other.......................................          (1.7)           -             (5.1)           7.3
                                               -------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $ (1,191.4)     $(1,046.4)      $ (253.3)      $ (280.2)
                                               =============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $    893.3      $   952.5       $  354.0       $  362.3
Actual return (loss) on plan assets.........         140.5          (32.2)          31.5           (2.2)
Employer contribution.......................          37.8            6.5            0.5            1.3
Participant contributions...................           -              -              2.5            1.5
Benefits paid...............................         (38.1)         (33.5)          (9.7)          (8.9)
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $  1,033.5      $   893.3       $  378.8       $  354.0
                                               =============  ============== ============== ===============

Funded (underfunded) status.................    $   (157.9)     $  (153.1)      $  125.5       $   73.8
Unrecognized net actuarial loss.............         165.6          183.7            7.3           70.7
Unrecognized prior service cost (benefit)...           6.0            5.9          (24.4)         (32.6)
Unamortized transition asset................          (0.1)          (0.5)           -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $    166.7      $   175.1       $  109.0       $  112.5
Accrued benefit liability including
   minimum liability........................        (157.0)        (139.1)          (0.6)          (0.6)
Accumulated other comprehensive income......           3.9            -              -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

Employees of Professional Pensions, Inc ("PPI") are eligible for coverage under the pension plans, which was reflected in 2003. For 2002, the higher benefits and compensation limits of the Economic Growth and Tax Relief Reconciliation Act of 2001 were recognized in the accounting of the defined benefit plans.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed. These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million. Effective for 2003, we amended the method for determining postretirement retiree health plan contributions for future years. As a result of this change, the accumulated postretirement obligation decreased by $7.2 million in 2002.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from last year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $976.8 million and $837.4 million at December 31, 2003, and 2002, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                 As of December 31,
                                  ---------------------------------------------
                                  -------------------- ------ -----------------
                                         2003                         2002
                                  --------------------        -----------------
                                                   (in millions)
Projected benefit obligation......         $  224.0                  $  180.6
Accumulated benefit obligation....            157.0                     125.1

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                      As of December 31,
                                              ----------------------------------
                                              --------------- --- --------------
                                                 2003                     2002
                                              ---------------     --------------
                                                        (in millions)
Accumulated postretirement benefit obligation.  $  88.3                 $ 90.2
Fair value of plan assets.....................     84.6                   80.0

Components of net periodic benefit cost (in millions):

                                        Pension benefits                  Other postretirement benefits
                            ------------------------------------------ ------------------------------------
                            ------------------------------------------ ------------------------------------
                                 For the year ended December 31,         For the year ended December 31,
                            ------------------------------------------ ------------------------------------
                                2003          2002          2001          2003       2002         2001
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.0      $ 36.5        $  31.2       $ 12.3     $  9.4       $ 8.3
 Interest cost..............       66.9        63.0           59.3         17.9       17.8        15.6
 Expected return on plan
   assets...................      (74.8)      (84.6)         (99.2)       (25.8)     (32.8)      (32.3)
 Amortization of prior
   service cost
   (benefit)................        1.7         1.7            1.7         (3.2)      (2.7)       (2.6)
 Amortization of transition
   (asset) obligation.......       (0.5)       (2.2)         (11.5)         -          -           0.3
 Recognized net actuarial
   (gain) loss..............       17.9        (7.9)         (14.1)         2.7        0.2        (1.3)
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  60.2      $  6.5        $ (32.6)      $  3.9     $ (8.1)      $(12.0)
   (income).................
                             ========================================= ====================================

Additional information:

                                        Pension benefits benefits             Other postretirement
                                       ---------------------------    -------------------------------------
                                                         For the year ended December 31,
                                       --------------------------------------------------------------------
                                       -----------    ------------ -- ----------------    -----------------
                                          2003           2002              2003                 2002
                                       -----------    ------------    ----------------    -----------------
                                                                  (in millions)
Increase in minimum liability
   included in other comprehensive
   income...........................       $ 3.9         $  -               N/A                 N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                            Other postretirement
                                 Pension benefits                 benefits
                               ------------------------    ---------------------
                                       For the year ended December 31,
                               -------------------------------------------------
                               --------- -------------- -- ------------ --------
                               2003          2002             2003         2002
                               --------- --------------    ------------ --------
                               --------- --------------    ------------ --------

Discount rate..................6.25%         6.50%            6.25%       6.50%
Rate of compensation increase..5.00%         5.00%            5.00%       5.00%


Weighted-average assumptions used to determine net periodic benefit cost

                                          Pension benefits                Other postretirement benefits
                                  ---------------------------------    ------------------------------------
                                                      For the year ended December 31,
                                  -------------------------------------------------------------------------
                                    2003        2002       2001           2003        2002         2001
                                  ---------- ----------- ----------    ----------- ------------ -----------
                                  ---------- ----------- ----------    ----------- ------------ -----------

Discount rate..................     6.50%      7.50%       8.00%         6.50%        7.50%       8.00%
Expected long-term return on
   plan assets.................     8.50%      9.00%       9.00%         7.36%        9.11%       9.02%
Rate of compensation increase..
                                    5.00%      5.00%       5.80%         5.00%        5.00%       5.80%

For other postretirement benefits, the 7.36% rate for 2003 is based on the weighted average expected long-term asset returns for the health, life and long-term care plans. The expected long-term rates for the health, life and long-term care plans are 7.25%, 8.25% and 8.25%, respectively.

The expected return on plan assets is set at the long-term rate expected to be earned based on the long-term investment strategy of the plans and the various classes of the invested funds. For each asset class, a long-term asset return assumption is developed taking into account the long-term level of risk of the asset and the tax status of the plan trusts. Historical returns of multiple asset classes were analyzed to develop risk premiums for each asset class. The risk premiums take into account the long-term level of risk of the asset. A long-term risk-free real rate of return was also developed. The overall expected rate for each asset class was developed by combining a long-term inflation component, the risk-free real rate of return, and the associated risk premium. A weighted average expected long-term rate was developed based on long-term returns for each asset class and the target asset allocation of the plan.

Assumed health care cost trend rates
                                                      For the year ended
                                                          December 31,
                                                   -------------------------
                                                   ----------- -- ----------
                                                      2003            2002
                                                   -----------    ----------
                                                   -----------    ----------
Health care cost trend rate assumed for next year..   12.5%          15.0%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) ..............    5.0%           5.0%
Year that the rate reaches the ultimate trend rate.   2010            2009

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                          1-percentage-    1-percentage-
                                         point increase    point decrease
                                         --------------- ----------------

Effect on total of service and
   interest cost components.                  $   9.5        $   (7.4)
Effect on accumulated postretirement
   benefit obligation.                           38.1           (31.1)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category are as follows:

                                              Plan assets as of October 1,
                                         ---------------------------------------
                                         ---------------------------------------
                                                2003                2002
                                         ------------------- -------------------
Asset category
Domestic equity securities.............          58%                 41%
International equity securities........          10                  14
Domestic debt securities...............          27                  40
Real estate............................           5                   5
                                         ------------------- -------------------
                                         ------------------- -------------------
   Total                                        100%                100%
                                         =================== ===================

Our investment strategy is to achieve the following:
 o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
 o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
 o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                                            Target allocation
                                                     --------------------------
Domestic equity securities.........................            40%-60%
International equity securities....................             5%-15%
Domestic debt securities...........................            20%-30%
International debt securities......................             0%-7%
Real estate........................................             3%-10%
Other..............................................             0%-7%

For 2003 and 2002, respectively, the plan assets include $66.8 million and $79.4 million in PFG stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of Principal Mutual Holding Company's demutualization. For 2001, the value of the stock received in the demutualization was $56.7 million, which was amortized over the remaining service period of plan participants. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category are as follows:

                                       Plan assets as of October 1,
                                  ----------------------------------------
                                  ----------------------------------------
                                         2003                 2002
                                  -------------------- -------------------
                                  --------------------
Asset category
Equity securities................         47%                  40%
Debt securities..................         53                   60
                                  -------------------- -------------------
   Total.........................        100%                 100%
                                  ==================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                                      Target allocation
                                                --------------------------
                                                --------------------------
Equity securities.............................            40-60%
Debt securities...............................            40-60%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan, but with respect to our retiree health, life and long-term care plans.

In 2001, as a result of Principal Mutual Holding Company's demutualization, the other postretirement benefit plans received $11.3 million in compensation, which was used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

Contributions

We expect to contribute roughly $1.0 million to our other postretirement benefit plans in 2004. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2004 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans (in millions).

                                                      For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2003                                     2002
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified                Qualified  Nonqualified
                                  plan        plans        Total         plan         plans         Total
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------

Benefit obligation, end of
   the year.................     $ (967.4)   $ (224.0)    $(1,191.4)    $ (865.8)    $(180.6)     $(1,046.4)
Fair value of plan assets,
   end of the year..........      1,033.5         -         1,033.5        893.3         -            893.3
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        66.1      (224.0)       (157.9)        27.5      (180.6)        (153.1)
Unrecognized net actuarial
   loss......................        85.5        80.1         165.6        132.1        51.6          183.7
Unrecognized prior service
   cost (benefit) ...........        15.3        (9.3)          6.0         17.4       (11.5)           5.9
Unrecognized transition
   (asset) liability.........        (0.2)        0.1          (0.1)        (1.9)        1.4           (0.5)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6     $  175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........    $  166.7    $    -       $   166.7      $ 175.1     $   -        $   175.1
Accrued benefit liability
   including minimum
   liability.................         -        (157.0)       (157.0)         -        (139.1)        (139.1)
Accumulated other
   comprehensive income......         -           3.9           3.9          -           -              -
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6      $ 175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................    $   41.5    $    7.5     $    49.0      $  31.4     $   5.1      $    36.5
 Interest cost...............        55.4        11.5          66.9         52.1        10.9           63.0
 Expected return on plan
   assets....................       (74.8)        -           (74.8)       (84.6)        -            (84.6)
 Amortization of prior
   service cost (benefit) ..          3.7        (2.0)          1.7          2.9        (1.2)           1.7
 Amortization of transition
   (asset) obligation........        (1.6)        1.1          (0.5)        (3.2)        1.0           (2.2)
 Recognized net actuarial
   (gain) loss...............        14.3         3.6          17.9         (8.8)        0.9           (7.9)
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost
   (income)..................    $   38.5    $   21.7     $    60.2      $ (10.2)    $  16.7      $     6.5
                              ======================================= =========================================
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants could not contribute more than $12,000 of their compensation to the plans in 2003. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.5 million, $20.2 million and $18.9 million in 2003, 2002 and 2001, respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $3.7 million, $3.5 million and $1.5 million in 2003, 2002 and 2001, respectively, to our nonqualified defined contribution plans.

As a result of Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

On December 8, 2003 the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act") was signed into law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D), as well as a federal subsidy to sponsors of retiree health benefits. The benefit obligations and net periodic postretirement benefit costs do not reflect the effects of the Act on the retiree medical plans in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require us to change previously reported information. We believe our plan would be actuarially equivalent to the new Medicare Part D prescription drug plan and thus would be eligible for the federal subsidy. However, it is anticipated that the plan would need to be amended to clarify how the plan would operate with respect to the new legislation. The Act will be reflected once the plan is amended or FASB issues finalized guidance on accounting for the impact of the Act.

15. Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance and mortgage banking. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Principal Life was a defendant in two class-action lawsuits that alleged improper sales practices. A number of persons and entities who were eligible to be class members excluded themselves from the class (or "opted out"), as the law permits them to do. Some of those who opted out from the class filed individual lawsuits making claims similar to those addressed by the class-action lawsuits. The two class-action lawsuits and the majority of the opt-out claims have been settled and dismissed with prejudice. The remaining opt-out claims are not expected to have a material impact on our business, financial condition or net income.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2003, was $175.9 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was insignificant.

In the normal course of business, we are subject to indemnification obligations related to the sale of residential mortgage loans. Under these indemnifications, we are required to repurchase certain mortgage loans that fail to meet the standard representations and warranties included in the sales contracts. The amount of our exposure is based on the potential loss that may be incurred if the repurchased mortgage loans are processed through the foreclosure process. Based on historical experience, total mortgage loans repurchased pursuant to these indemnification obligations are estimated to be approximately 0.04% of annual mortgage loan production levels. Total losses on the mortgage loans repurchased are estimated to approximate 25% of the unpaid principal balance of the related mortgage loans. As of December 31, 2003, $5.9 million has been accrued for representing the fair value of such indemnifications issued after January 1, 2003, in accordance with FASB's Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.

We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily divestitures, the sale of servicing rights in our mortgage banking business, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations. Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was insignificant.

Securities Posted as Collateral

We posted $756.4 million in mortgage-backed securities under collateral agreements at December 31, 2003, to satisfy collateral requirements associated with our mortgage banking company and derivatives credit support agreements.

16. Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization described in
Note 1, PFG issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

The components of accumulated other comprehensive income (loss) were as follows (in millions):

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains        Foreign
                                       on         (losses) on    currency      Minimum    Accumulated other
                                available-for-sal e derivative    translation    pension      comprehensive
                                   securities      instruments   adjustment    liability     income (loss)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------

Balances at January 1, 2001...        $ 125.4          $ (4.3)       $(33.0)      $  -             $   88.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          510.7                           -             -               510.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           (5.0)            -             -             -                (5.0)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (61.3)            -             -             -               (61.3)
   Unearned revenue reserves..            4.3             -             -             -                 4.3
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (46.0)          -             -               (46.0)
Dividends to parent...........           (1.3)            -            11.1           -                 9.8
Provision for deferred income
   tax benefit (expense)......         (160.5)           16.1           -             -              (144.4)
Net change in unrealized
   gains and losses on equity
   method subsidiaries and
   minority interest                                      -                           -
   adjustments................            2.5                           -                               2.5
Change in net foreign
   currency translation
   adjustment.................            -               -            23.9           -                23.9
Cumulative effect of
   accounting change, net of
   related income taxes.......           20.9           (24.0)        (11.1)          -               (14.2)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------
Balances at December 31, 2001.        $ 435.7                        $ (9.1)                       $  368.4
                                                       $(58.2)                    $   -

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains          Foreign                         Accumulated
                                 on available-    (losses) on       currency        Minimum              other
                                    for-sale       derivative      translation       pension        comprehensive
                                   securities      instruments      adjustment      liability       income (loss)
                                ------------------ ------------------------------------------------------------------
                                ------------------ ------------------------------------------------------------------

Balances at January 1, 2002...         $435.7        $  (58.2)           $(9.1)       $    -          $368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          806.3                              -               -           806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4             -                -               -            63.4
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)            -                -               -          (121.6)
   Unearned revenue reserves..            6.4             -                -               -             6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (77.6)             -               -           (77.6)
Net change in unrealized
   gains (losses) on
   policyholder dividend                                  -
   obligation.................          (33.6)                             -               -           (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)           27.2              -               -          (226.1)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (2.5)            -                -               -            (2.5)
Change in net foreign
   currency translation
   adjustment.................            -               -                2.0             -             2.0
                                ------------------ -----------------------------------------------------------
                                ------------------ -----------------------------------------------------------
Balances at December 31, 2002.         $900.8                            $(7.1)                       $785.1
                                                     $ (108.6)                         $   -

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                 on available-    (losses) on     currency      Minimum    Accumulated other
                                    for-sale       derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability     income (loss)
                                ------------------------------------------------------------------------------

Balances at January 1, 2003...      $   900.8        $(108.6)          $(7.1)     $  -            $    785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........          677.7            -               -           -                 677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -               -           -                  12.9
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -               -           -                 (48.2)
   Unearned revenue reserves..            1.6            -               -           -                   1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3             -           -                  76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                           -           -                 (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)            -           1.4              (220.0)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (8.4)                           -           -                  (8.4)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.1)        -                  (0.1)
Change in minimum pension
   liability..................            -              -               -          (3.9)               (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -               -           -                   9.1

                                ------------------------------------------------------------------------------
Balances at December 31, 2003.      $ 1,285.1                          $(7.2)                     $  1,216.8
                                                     $ (58.6)                     $ (2.5)
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                          As of December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2003           2002            2001
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $562.1          $674.2         $491.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................            (126.3)         (259.5)        (234.8)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as
   adjusted............................................           $435.8          $414.7         $256.4
                                                             =============== ============== ===============

The above table is presented net of income tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2003 statutory results, we could pay approximately $701.2 million in stockholder dividends in 2004 without exceeding the statutory limitation.

17. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows (in millions):

                                                               As of December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2003                               2002
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
Assets (liabilities)
Fixed maturities, available-for-sale..   $ 35,964.0       $ 35,964.0        $ 32,752.6       $ 32,752.6
Fixed maturities, trading.............        102.9            102.9             101.7            101.7
Equity securities, available-for-sale.        669.2            669.2             348.1            348.1
Mortgage loans........................     13,175.1         14,367.4          10,829.4         12,213.6
Policy loans..........................        804.1            804.1             818.5            818.5
Other investments.....................      1,214.9          1,214.9           1,013.4          1,013.4
Cash and cash equivalents.............      1,399.7          1,399.7           1,168.5          1,168.5
Investment-type insurance contracts...    (27,254.1)       (28,299.8)        (24,816.4)       (25,660.9)
Short-term debt.......................     (1,678.0)        (1,678.0)         (1,243.9)        (1,243.9)
Long-term debt........................     (1,974.5)        (2,011.3)           (578.7)          (610.5)

18. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003 and 2002, respectively, our statutory surplus was $707.0 million and $698.7 million greater than it would have been if NAIC SAP had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. We are exploring other arrangements for the financing needs of this subsidiary, which would eliminate the pledging mentioned above.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. If the State of Iowa were to rescind its permission for the transaction described above, our regulatory total adjusted capital would not fall below the authorized control level RBC amount. At December 31, 2003, we meet the RBC requirements.

Statutory net income and statutory capital and surplus were as follows (in millions):

                              As of or for the year ended December 31,
                           -----------------------------------------------
                           -----------------------------------------------
                             2003               2002              2001
                           -------------- ----------------- --------------
                           -------------- ----------------- --------------

Statutory net income...... $   577.1          $   402.1         $   415.0
Statutory surplus.........   3,861.9            3,339.2           3,483.8

19. Segment Information

We provide financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual and group life insurance, group health insurance and individual and group disability insurance throughout the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

The Corporate and Other segment included an equity ownership interest in Coventry Health Care, Inc. The ownership interest was sold in February 2002, described further in Note 4. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $2.1 million and $20.2 million during 2002 and 2001, respectively.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
19. Segment Information (continued)

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. We allocate capital to our segments based upon an internal capital model that allows management to more effectively manage our capital. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on our tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                   As of December 31,
                                         ---------------------------------------
                                         ------------------ - ------------------
                                              2003                    2002
                                         ------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   83,832.2              $ 70,311.8
Life and Health Insurance...............      12,158.4                11,356.3
Mortgage Banking........................       5,558.8                 3,740.1
Corporate and Other ....................       2,203.3                 1,687.4
                                         ------------------   ------------------
                                         ------------------   ------------------
  Total consolidated assets............   $  103,752.7              $ 87,095.6
                                         ==================   ==================
                                         ==================   ==================

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              ------------------ - ------------------    ------------------
                                                     2003                2002                  2001
                                              ------------------   ------------------    ------------------
                                                                     (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,545.3            $ 3,690.2            $ 3,712.0
Life and Health Insurance.................            4,014.3              3,946.8              3,946.4
Mortgage Banking..........................            1,343.8              1,074.0                714.4
Corporate and Other.......................                6.2                 (3.8)               143.7
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total segment operating revenues........            8,909.6              8,707.2              8,516.5
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (103.5)              (441.0)              (506.1)
Investment income generated from IPO
  proceeds................................    -                                -                    6.3
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total revenue per consolidated                    $ 8,806.1            $ 8,266.2            $ 8,016.7
     statements of operations.............
                                              ==================   ==================    ==================
                                              ==================   ==================    ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)

Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  436.3              $  368.5           $ 349.0
Life and Health Insurance.................              241.2                 233.1             201.2
Mortgage Banking..........................               (5.9)                 93.3              99.6
Corporate and Other ......................               21.4                  10.1              56.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              693.0                 705.0             706.7
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (59.2)               (262.7)      (308.5)
Other after-tax adjustments (1)...........               25.5                 109.8             (31.1)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  659.3              $  552.1           $ 367.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2003, other after-tax adjustments of $25.5 million included (1) the positive effect of a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million) and (2) the negative effect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

    In 2002, other after-tax adjustments of $109.8 million included (1) the positive effect of the settlement of an IRS audit issue ($138.0 million) and
    (2) the negative effects of: (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); and (c) expenses related to the demutualization ($2.0 million).

    In 2001, other after-tax adjustments of ($31.1) million included (1) the negative effects of: (a) expenses related to the demutualization ($18.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 133 ($10.7 million); and (c) an increase to a loss contingency reserve established for sales practice litigation ($5.9 million) and (2) the positive effect of investment income generated from the proceeds of the IPO ($4.1 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 137.8             $  94.4               $  79.9
Life and Health Insurance.................            122.6               122.1                 104.5
Mortgage Banking..........................             (3.8)               72.5                  62.5
Corporate and Other.......................              2.4               (11.5)                 35.5
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     259.0               277.5                 282.4
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (37.4)             (141.3)               (179.0)
Taxes related to other after-tax
   adjustments..........................              (26.1)             (116.0)                (11.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense per                      $ 195.5             $  20.2               $  92.4
     consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services (in millions):

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
                                                    2003                 2002                2001
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
 -------------------------------------------
  U.S. Asset Management and Accumulation:
 -------------------------------------------
 Full-service accumulation................        $  1,099.5           $  1,076.5           $ 1,116.6
 -------------------------------------------
 Full-service payout......................             862.5              1,191.8             1,214.8
 -------------------------------------------
 Investment only..........................             905.9                886.4               918.1
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total pension..........................           2,867.9              3,154.7             3,249.5
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             354.9                303.8               263.3
 -------------------------------------------
 Other and eliminations...................              52.9                 49.7                33.9
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,275.7              3,508.2             3,546.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             304.0                215.4               194.9

 Eliminations.............................             (34.4)               (33.4)              (29.6)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,545.3              3,690.2             3,712.0
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------
 Life insurance...........................           1,607.7              1,629.6             1,658.7
 -------------------------------------------
 Health insurance.........................           2,104.4              2,058.3             2,061.3

 Disability insurance.....................             302.2                258.9               226.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Life and Health Insurance........           4,014.3              3,946.8             3,946.4
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Mortgage Banking:
 -------------------------------------------
 Mortgage loan production.................             641.3                483.9               311.4

 Mortgage loan servicing..................             702.5                590.1               403.0
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Mortgage Banking.................           1,343.8              1,074.0               714.4
 -------------------------------------------
 -------------------------------------------


 Corporate and Other......................               6.2                 (3.8)              143.7
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $ 8,516.5
                                             ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $8,516.5
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues                        (103.5)              (441.0)             (506.1)
 -------------------------------------------
 Other after-tax adjustments..............               -                    -                   6.3
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
 Total GAAP revenues......................        $  8,806.1           $  8,266.2            $8,016.7
 =========================================== ==================== =================== ==================--

20. Stock-Based Compensation Plans

As of December 31, 2003, our parent, PFG, sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG common stock on the date of grant, and expire ten years after the grant date. Options granted in 2001 have cliff vesting over a three-year period. Subsequent to 2001, all options granted have graded vesting over a three-year period.

In 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

In 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. At December 31, 2003, we recorded $0.1 million in compensation expense related to the plan.

PFG also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2003, 2002 and 2001, we recorded compensation expense of $6.6 million, $3.0 million and $11.1 million, respectively, related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. For 2001, 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of PFG stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

In 2001, compensation expense was recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $20.3 million, $9.1 million and $0.01 million for 2003, 2002 and 2001, respectively.

The weighted-average estimated fair value of stock options granted during 2003, 2002 and 2001, using the Black-Scholes option valuation model was $10.64, $10.18 and $6.07 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                     2003              2002           2001
                                -------------    -------------    -------------
                                                                  -------------
Dividend yield............
                                       .91    %          .91   %        1.12   %
                                =============    =============    =============
                                                                  =============
Expected volatility.......
                                     38.6     %        32.5    %       37.5    %
                                =============    =============    =============
                                                                  =============
Risk-free interest rate...            3.1
                                              %         4.7    %        3.7    %
                                =============    =============    =============
                                                                  =============
Expected life (in years)..
                                      6                 6               3
                                =============    =============    =============

The fair value of the employees' purchase rights, which represent a price equal to 15% of the share's fair market value under the Stock Purchase Plan, was $1.6 million in 2001.

21. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2003 and 2002:

                                                               For the three months ended
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                         -----------------------------------------------------------------------
                                                                     (in millions)
2003
  Total revenues........................     $2,164.0         $2,242.0           $2,070.6          $2,329.5
  Total expenses........................      1,968.3          1,990.1            1,865.7           2,123.8
  Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        139.6            179.9              154.4             188.8
  Net income............................        139.6            179.9              151.0             188.8

2002
  Total revenues........................     $2,102.3         $2,169.9           $1,880.2          $2,113.8
  Total expenses........................      1,773.6          2,049.8            1,847.9           2,018.0
   Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        228.2             98.8               32.9             196.8
  Net income............................        223.6             98.8               32.9             196.8

                                     PART C
                                OTHER INFORMATION

Item 27.  Exhibits
          (a)    Board Resolution of Registrant (filed 4/12/96)
          (b)    N/A
          (c1)   Distribution Agreement (filed 4/12/96)
          (c2)   Selling Agreement (filed 4/12/96)
          (c3)   Registered Representative Agreement (filed 4/12/96)
          (c4)   Schedule of sales commissions (filed 4/12/96)
          (d1)   Form of Variable Life Contract (filed 4/12/96)
          (d2)   Accelerated Benefits Rider (filed 4/12/96)
          (d3)   Accounting Benefit Rider (filed 4/12/96)
          (d4)   Accidental Death Benefit Rider (filed 4/12/96)
          (d5)   Change of Insured Rider (filed 4/12/96)
          (d6)   Children Term Insurance Rider (filed 4/12/96)
          (d7)   Cost of Living Increase Rider (filed 4/12/96)
          (d8)   Death Benefit Guarantee Rider (filed 4/12/96)
          (d9)   Guaranteed Increase Option Rider (filed 4/12/96)
          (d10)  Spouse Term Insurance Rider (filed 4/12/96)
          (d11)  Waiver of Monthly Deductions Rider (filed 4/12/96)
          (d12)  Form of Variable Life Contract - Unisex Version (filed 4/12/96)
          (d13)  Accelerated Benefits Rider (filed 4/12/96)
          (d14)  Accounting Benefit Rider (filed 4/12/96)
          (d15)  Accidental Death Benefit Rider (filed 4/12/96)
          (d16)  Change of Insured Rider (filed 4/12/96)
          (d17)  Children Term Insurance Rider (filed 4/12/96)
          (d18)  Cost of Living Increase Rider (filed 4/12/96)
          (d19)  Death Benefit Guarantee Rider (filed 4/12/96)
          (d20)  Guaranteed Increase Option Rider (filed 4/12/96)
          (d21)  Spouse Term Insurance Rider (filed 4/12/96)
          (d22)  Waiver of Monthly Deductions Rider (filed 4/12/96)
          (e1)   Form of Application (filed 4/12/96)
          (e2)   Supplemental Application (filed 4/12/96)
          (f1) Articles of Incorporation, as Amended of the Depositor (filed 4/19/99)
          (f2)   Bylaws of Depositor (filed 4/19/99)
          (g)    Reinsurance Contracts (filed 2/28/03)
          (h)    Participation Agreements
          (h1)   AIM Variable Insurance Funds (filed 2/28/03)
          (h2)   American Century Investment Management, Inc. (filed 2/28/03)
          (h3)   Dreyfus Investment Portfolios (filed 2/28/03)
          (h4)   Variable Insurance Products Fund, Fidelity
                    Distributors, Inc. (filed 2/28/03)
          (h5)   INVESCO Funds Group, Inc. (filed 2/28/03)
          (h6)   Janus Aspen Series (filed 2/28/03)
          (h7)   Putnam Variable Trust (filed 2/28/03)
          (h8)   Wells Fargo Fund Management, LLC (filed 2/28/03)
          (i)    N/A
          (j)    N/A
          (k)    Opinion of Counsel
          (l)    Opinion and Consent of Lisa Butterbaugh (filed 4/30/02)
          (m)    N/A
          (n1)   Consent of Ernst & Young LLP *
          (n2)   Powers of Attorney (filed 4/12/96, 2/28/97, 4/13/98, 4/19/99 and *)
          (o)    Financial Statement Schedules *
                       Principal Life Insurance Company
                       Report of Independent Auditors on Schedules*
                       Schedule I - Summary of Investments - Other Than
                         Investments in Related Parties As December 31, 2003*
                       Schedule III - Supplementary Insurance Information
                         As of December 31, 2003, 2002 and 2001 and for each of the years then ended*
                       Schedule IV - Reinsurance
                         As of December 31, 2003, 2002 and 2001 and for each of the years then ended*
                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
          (p)    N/A
          (q)    Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T)
                     (filed 2/28/97)

*    Filed herein
**   to be Filed by Amendment

Item 28.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           Multifoods
 Director                                  110 Cheshire Lane, Suite 300
 Member, Human Resources                   Minnetonka, MN  55305
    Committee


 DAVID J. DRURY                            4633 156th Street
 Director                                  Waukee, IA  50263
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 VICTOR. H. LOEWENSTEIN                    Avenue Wellington 146
 Director                                  B-1180
 Member, Nominating and Governance         Brussels, Belgium
   Committee

 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Member, Nominating and Governance         1225 17th Street, Ste 1660
   Committee                               Denver, CO  80202


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         PAUL FRANCIS BOGNANNO              Senior Vice President
         GARY MERLYN CAIN                   Senior Vice President Life and Health Division
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d.   JF Molloy & Associates, Inc.

          e.   Molloy Medical Management Company, Inc.

          f.   Molloy Wellness Company

          g.   Molloy Actuarial and Consulting Corporation

          h.   Capstone Insurance Group, Inc.

          i. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          j. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          k. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          l. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          m. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          n. Principal Financial Services (Australia), Inc. an Iowa holding company.

          o. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          p. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          q.   Principal International de Chile, S.A. (Chile) a holding company.

          r. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          s. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          d.   Principal Trust Company (Asia) Limited an Asia trust company.

          e.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          f. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          g.   BCI Group, LLC (Delaware) a limited liability company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 19.36% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on April 7, 2004.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.20% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Equity Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 26.92% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Fund, Inc. (a Maryland Corporation) 15.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.30% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 8.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 5.96% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 15.16% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.10% of shares  outstanding of the Bond & Mortgage  Securities
               Fund,
               9.72% of shares outstanding of the Capital Preservation Fund, 0.01% of shares outstanding of the Government Securities Fund,
               0.03%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.05% of shares outstanding of the High Quality Short-Term Bond Fund,
               26.94% of shares outstanding of the International Emerging Markets Fund,
               15.05% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 95.66% of shares outstanding of the LargeCap Blend Fund I, 21.91% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 21.85% of shares outstanding of the LargeCap Value Fund, 0.05% of shares outstanding of the MidCap Blend Fund, 0.24% of shares outstanding of the MidCap Growth Fund, 0.02% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 100.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 12.13% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               56.73% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 4.58% of shares outstanding of the Partners MidCap Growth Fund, 100.00% of shares outstanding of the Partners MidCap Growth Fund I,
               1.87% of shares outstanding of the Partners MidCap Value Fund, 100.00% of shares outstanding of the Partners MidCap Value Fund I,
               16.36% of shares outstanding of the Partners SmallCap Blend Fund, 2.21% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 11.66% of shares outstanding of the Partners SmallCap Value Fund I,
               0.07% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.06% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 14.27% of shares outstanding of the SmallCap Blend Fund, 14.12% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.35% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on April 7, 2004: Asset Allocation, Balanced, Bond, Capital
               Value, Equity Growth, Equity Income, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Tactical Asset Management Pty Limited (Australia) a company that engages in management of futures positions.

          b.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          c. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          d. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          b. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. an Australia holding company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong)

          a.   Dao Heng Fund Management Limited (Hong Kong)

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          c.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          g.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          h. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Principal Development Associates, Inc. (a California Corporation)
               a   corporation   that  engages  in  real  estate  joint  venture
               transactions with developers.

          f. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          g. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          h.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          i. Principal Delaware Name Holding Company, Inc. (Delaware) a corporation which is currently inactive.

          j. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          n. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          o. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          p. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          q. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans..

          r. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          s. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Executive Benefit Services, Inc.:

          a.   Executive  Broker  Dealers   Services,   LLC  (a  North  Carolina
               Corporation) A limited liability company anticipated to be a registered broker-dealer.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) currently inactive.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Delaware a limited liability company which purchases and holds residential mortgage loans.

          d.   Principal  Residential  Mortgage  Servicing,   LLC  (Delaware)  a
               limited liability company which acquires mortgage servicing rights.

          e. Principal Residential Mortgage Capital Resources, LLC (Delaware) a limited liability company formed in 2000 for the limited purposes of holding, financing and selling mortgage loans acquired on a servicing released basis from Presidential Residential Mortgage, Inc. pending sales of the loans to third parties, primarily Freddie Mac, Fannie Mae and Ginnie Mae.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer, limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. Principal Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

Item 30.  Indemnification

               None

Item 31.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc.,
     Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)        (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392



(c)          (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $15,623,323
       Services Corporation

             (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 32.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 33.  Management Services

          Inapplicable

Item 34.  Fee Representation

          Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2004

                         PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/28/2004
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/28/2004
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/28/2004
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/28/2004
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/28/2004
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/28/2004
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/28/2004
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/28/2004
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/28/2004
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/28/2004
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/28/2004
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/28/2004
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                        04/28/2004
--------------------
V. H. Loewenstein


  (A. K. Mathrani)*            Director                        04/28/2004
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/28/2004
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/28/2004
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included